UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2017

Date of reporting period: November 30, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.

NOV    11.30.16

SEMI-ANNUAL REPORT

AB MUNICIPAL INCOME FUND

+	AB CALIFORNIA PORTFOLIO
+	AB HIGH INCOME MUNICIPAL PORTFOLIO
+	AB NATIONAL PORTFOLIO
+	AB NEW YORK PORTFOLIO

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

January 18, 2017

Semi-Annual Report

This report provides management’s discussion of fund performance for the portfolios of AB Municipal Income Fund (the “Fund”) for the semi-annual reporting period ended November 30, 2016. The Fund has four portfolios: AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (individually a “Portfolio”, collectively, the “Portfolios”).

Investment Objective and Policies

The investment objective of the California, National and New York Portfolios is to earn the highest level of current income, exempt from federal income tax, and in the case of the California and New York Portfolios, state taxation of the respective state, that is available without assuming what AllianceBernstein L.P. (the “Adviser”) considers to be undue risk to principal or income. Each of the California, National and New York Portfolios invests principally in high-yielding, predominantly investment-grade municipal securities. The investment objective of the High Income Municipal Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available consistent with what the Adviser considers to be an appropriate level of risk. The High Income Municipal Portfolio invests principally in high-yielding municipal securities that may be non-investment-grade or investment-grade.

Each Portfolio invests, under normal circumstances, at least 80%

of its net assets in municipal securities with interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal Alternative Minimum Tax (“AMT”) for certain taxpayers. Each of the Portfolios that invests in a named state pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax. The National Portfolio may invest 25% or more of its net assets in a single state.

The California, National and New York Portfolios may also invest in forward commitments, tender option bond transactions (“TOBs”), zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities and derivatives, such as options, futures contracts, forwards and swaps.

The AB High Income Municipal Portfolio may invest without limit in lower-rated securities (“junk bonds”), which may include securities having the lowest rating, and in unrated securities that, in the Adviser’s judgment, would be lower-rated securities if rated. The Portfolio may invest in fixed-income securities with any maturity or duration. The Portfolio will seek to increase income for shareholders by investing in longer-maturity bonds. Consistent with its objective of seeking a higher level of income, the Portfolio may experience greater volatility and a higher risk

AB MUNICIPAL INCOME FUND •	1

of loss of principal than other municipal funds. The Portfolio may also invest in forward commitments; zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities and certain types of mortgage related securities. The Portfolio may invest in derivatives, such as options, futures contracts, forwards and swaps. The Portfolio may make short sales of securities or maintain a short position, and may use other investment techniques. The Portfolio may use leverage for investment purposes to increase income through the use of TOBs and derivative instruments, such as interest rate swaps.

Investment Results

The tables on pages 9–12 show performance for each Portfolio compared with its benchmark, the Bloomberg Barclays Municipal Bond Index, for the six- and 12-month periods ended November 30, 2016.

California Portfolio – For both periods, Class A and Advisor Class shares outperformed the benchmark, while Class B and C shares underperformed, before sales charges. For the six-month period, security selection in the special tax, local general obligation, transportation and education sectors contributed to relative performance. During the 12-month period, security selection in the special tax, education, local general obligation and health care sectors contributed. Yield-curve positioning negatively impacted returns for both periods.

High Income Municipal Portfolio – All share classes of the Portfolio underperformed the benchmark for the six-month period; Class A and Advisor Class shares outperformed the benchmark for the 12-month period, while Class C shares underperformed, before sales charges. For the six-month period, yield-curve positioning detracted as the Portfolio was overweight longer bonds compared to the benchmark, given its income-oriented focus. Security selection was flat, as a beneficial selection in health care was offset by negative selection in the industrial sector. For the 12-month period, security selection in the health care, housing, special tax and water sectors contributed to performance, while security selection within the industrials sector detracted.

National Portfolio – For both periods, Class A and Advisor Class shares outperformed the benchmark, while Class B and C shares underperformed, before sales charges. For the six-month period, security selection in the special tax, local general obligation, health care and education sectors contributed to relative performance, while security selection in the water sector detracted. During the 12-month period, security selection in the special tax, health care, water and local general obligation sectors contributed.

New York Portfolio – For both periods, Class A and Advisor Class shares outperformed the benchmark,

2	• AB MUNICIPAL INCOME FUND

while Class B and C shares underperformed, before sales charges. During the six-month period, security selection in the education, industrials, health care and transportation sectors contributed to relative performance, while security selection in the special tax sector detracted. For the 12-month period, security selection within the health care, education, industrial, transportation and local general obligation sectors contributed to performance; security selection in the leasing sector detracted.

The California, National and New York Portfolios utilized derivatives in the form of inflation (“CPI”) swaps for hedging purposes, which had no material impact on absolute performance.

The High Income Portfolio utilized interest rate swaps, CPI swaps and purchased options for hedging purposes; credit default swaps were used for investment purposes. CPI swaps and credit default swaps had no material impact on absolute performance for either period; interest rate swaps had no material impact on performance for the six-month period and added for the 12-month period. Purchased options were not utilized during the six-month period, and had no material impact on performance for the 12-month period.

Market Review and Investment Strategy

After generally declining for the first half of the 12-month period, municipal bond yields for matur-

ities beyond five years rose over the latter half. In large part, the increase in yields happened in November as the bond market quickly reflected higher market expectations of inflation following President-elect Trump’s win. Given the large increases in November, longer-maturity bonds rose the most over the six-month period. Prior to November, yields for shorter-maturity bonds had already moved higher to reflect a higher probability of the Federal Reserve raising its target for the Federal Funds rate, and as a change in regulations for money market funds led to a reduced demand for very short-term instruments. As a result, over the course of the entire 12-month period, yields were higher by 0.30% to 0.60%, depending on the maturity. Municipal credit fundamentals remained consistent with continued slow economic growth as tax revenues continued to increase, though in some cases at a slower rate, and default rates remained low across the broad municipal market.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market now values

AB MUNICIPAL INCOME FUND •	3

insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

Portfolio	Insured Bonds*	Pre-refunded/ ETM†/ Insured Bonds*
California	6.32%	0.21%
High Income	3.21%	0.00%
National	7.73%	2.12%
New York	5.91%	0.00%

*	Breakdowns expressed as a percentage of investments in municipal bonds.
†	Escrowed to maturity.

4	• AB MUNICIPAL INCOME FUND

DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment Grade Securities Risk (High Income Municipal Portfolio): Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative performance of the junk bond market generally and less secondary market liquidity.

Leverage Risk (High Income Municipal Portfolio): To the extent the Portfolio uses leveraging techniques, such as TOBs, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio’s investments.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal secu-

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB MUNICIPAL INCOME FUND •	5

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

rities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

The Portfolios may invest in the municipal securities of Puerto Rico and other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Like many US states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. Municipal securities issued by Puerto Rico issuers have extremely low credit ratings and are on “negative watch” by credit rating organizations. Some Puerto Rico issuers are in default on principal and interest payments. The Government Development Bank, which provides liquidity to Puerto Rico’s government agencies, recently defaulted on a $400 million debt payment. This default casts doubts on the ability of Puerto Rico and its government agencies to make future payments. If this and the general economic situation in Puerto Rico persist or worsen, the volatility and credit quality of Puerto Rican municipal securities could be adversely affected, and the market for such securities may experience continued volatility. In addition, Puerto Rico’s difficulties have resulted in increased volatility in portions of the broader municipal securities market from time to time, and this may recur in the future.

Tax Risk: There is no guarantee that all of the Portfolios’ income will remain exempt from federal or state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ NAV could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions

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6	• AB MUNICIPAL INCOME FUND

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

of the Portfolios’ shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Portfolios may be subject to a heightened risk of rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more liquidity risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

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AB MUNICIPAL INCOME FUND •	7

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns and the Portfolios’ returns shown in the line graphs reflect the applicable sales charges for each share class: a 3% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1-year contingent deferred sales charge for Class C shares. Prior to October 1, 2009, the maximum front-end sales charge for Class A shares of the Portfolios was 4.25%. If the Class A annualized returns for the Portfolios and the National, California and New York Portfolio returns shown in the line graphs reflected the deduction of the former maximum front-end sales charge, their returns would be lower. Returns for the different share classes will vary due to their different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

8	• AB MUNICIPAL INCOME FUND

Disclosures and Risks

AB CALIFORNIA PORTFOLIO

HISTORICAL PERFORMANCE

THE PORTFOLIO VS. ITS BENCHMARK PERIODS ENDED NOVEMBER 30, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB California Portfolio
Class A	-3.41%	-0.17%

Class B*	-3.77%	-0.92%

Class C	-3.77%	-0.91%

Advisor Class†	-3.29%	0.08%

Bloomberg Barclays Municipal Bond Index	-3.52%	-0.22%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

†     Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance continued on next page)

AB MUNICIPAL INCOME FUND •	9

Historical Performance

AB HIGH INCOME MUNICIPAL PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIO VS. ITS BENCHMARK PERIODS ENDED NOVEMBER 30, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB High Income Municipal Portfolio
Class A	-4.89%	0.38%

Class C	-5.17%	-0.28%

Advisor Class*	-4.69%	0.73%

Bloomberg Barclays Municipal Bond Index	-3.52%	-0.22%

*    Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance continued on next page)

10	• AB MUNICIPAL INCOME FUND

Historical Performance

AB NATIONAL PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIO VS. ITS BENCHMARK PERIODS ENDED NOVEMBER 30, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB National Portfolio
Class A	-3.47%	0.34%

Class B*	-3.97%	-0.45%

Class C	-3.83%	-0.41%

Advisor Class†	-3.35%	0.59%

Bloomberg Barclays Municipal Bond Index	-3.52%	-0.22%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

†     Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance continued on next page)

AB MUNICIPAL INCOME FUND •	11

Historical Performance

AB NEW YORK PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

THE PORTFOLIO VS. ITS BENCHMARK PERIODS ENDED NOVEMBER 30, 2016 (unaudited)	NAV Returns
	6 Months	12 Months
AB New York Portfolio
Class A	-3.48%	0.20%

Class B*	-3.84%	-0.55%

Class C	-3.94%	-0.65%

Advisor Class†	-3.36%	0.45%

Bloomberg Barclays Municipal Bond Index	-3.52%	-0.22%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

†     Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance continued on next page)

12	• AB MUNICIPAL INCOME FUND

Historical Performance

AB CALIFORNIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.52%	2.70%
1 Year	-0.17%	-3.16%
5 Years	3.73%	3.09%
10 Years	3.81%	3.50%

Class B Shares			0.74%	1.31%
1 Year	-0.92%	-3.82%
5 Years	2.99%	2.99%
10 Years(a)	3.39%	3.39%

Class C Shares			0.80%	1.42%
1 Year	-0.91%	-1.88%
5 Years	2.99%	2.99%
10 Years	3.08%	3.08%

Advisor Class Shares‡			1.82%	3.23%
1 Year	0.08%	0.08%
5 Years	4.02%	4.02%
Since Inception^	4.74%	4.74%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
				SEC Returns (reflects applicable sales charges)
Class A Shares
1 Year				-3.39%
5 Years				2.81%
10 Years				3.60%

Class B Shares
1 Year				-4.06%
5 Years				2.69%
10 Years(a)				3.48%

Class C Shares
1 Year				-2.22%
5 Years				2.68%
10 Years				3.18%

Advisor Class Shares‡
1 Year				-0.17%
5 Years				3.72%
Since Inception^				4.77%

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND •	13

Historical Performance

AB CALIFORNIA PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.80%, 1.56%, 1.56% and 0.55% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses, exclusive of any interest expense, to 0.75%, 1.50%, 1.50% and 0.50% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2017 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2016.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

‡	This share class is offered at NAV to eligible investors and its SEC returns are the same as its NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

^	Inception date: 8/6/2008.

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance continued on next page)

14	• AB MUNICIPAL INCOME FUND

Historical Performance

AB HIGH INCOME MUNICIPAL PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			3.36%	5.17%
1 Year	0.38%	-2.63%
5 Years	6.08%	5.43%
Since Inception^	6.37%	5.89%

Class C Shares			2.69%	4.14%
1 Year	-0.28%	-1.25%
5 Years	5.35%	5.35%
Since Inception^	5.62%	5.62%

Advisor Class Shares‡			3.72%	5.72%
1 Year	0.73%	0.73%
5 Years	6.40%	6.40%
Since Inception^	6.67%	6.67%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
				SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year				-3.13%
5 Years				5.12%
Since Inception^				5.90%

Class C Shares
1 Year				-1.77%
5 Years				5.02%
Since Inception^				5.62%

Advisor Class Shares‡
1 Year				0.19%
5 Years				6.07%
Since Inception^				6.68%

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND •	15

Historical Performance

AB HIGH INCOME MUNICIPAL PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.88%, 1.63% and 0.63% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses, exclusive of any interest expense to 0.80%, 1.55% and 0.55% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2017 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2016.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

‡	This share class is offered at NAV to eligible investors and its SEC returns are the same as its NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

^	Inception date: 1/26/2010.

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance continued on next page)

16	• AB MUNICIPAL INCOME FUND

Historical Performance

AB NATIONAL PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.88%	2.89%
1 Year	0.34%	-2.69%
5 Years	3.55%	2.92%
10 Years	3.72%	3.40%

Class B Shares			1.19%	1.83%
1 Year	-0.45%	-3.37%
5 Years	2.83%	2.83%
10 Years(a)	3.30%	3.30%

Class C Shares			1.18%	1.82%
1 Year	-0.41%	-1.38%
5 Years	2.81%	2.81%
10 Years	2.99%	2.99%

Advisor Class Shares‡			2.20%	3.38%
1 Year	0.59%	0.59%
5 Years	3.84%	3.84%
Since Inception^	4.64%	4.64%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
				SEC Returns (reflects applicable sales charges)
Class A Shares
1 Year				-2.67%
5 Years				2.72%
10 Years				3.52%

Class B Shares
1 Year				-3.37%
5 Years				2.62%
10 Years(a)				3.41%

Class C Shares
1 Year				-1.38%
5 Years				2.61%
10 Years				3.11%

Advisor Class Shares‡
1 Year				0.59%
5 Years				3.63%
Since Inception^				4.71%

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND •	17

Historical Performance

AB NATIONAL PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.80%, 1.58%, 1.56% and 0.55% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses to 0.75%, 1.50%, 1.50% and 0.50% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2017 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2016.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

‡	This share class is offered at NAV to eligible investors and its SEC returns are the same as its NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

^	Inception date: 8/6/2008.

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance continued on next page)

18	• AB MUNICIPAL INCOME FUND

Historical Performance

AB NEW YORK PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2016 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields*	Taxable Equivalent Yields†

Class A Shares			1.67%	2.82%
1 Year	0.20%	-2.82%
5 Years	2.75%	2.12%
10 Years	3.37%	3.06%

Class B Shares			0.96%	1.62%
1 Year	-0.55%	-3.47%
5 Years	2.02%	2.02%
10 Years(a)	2.96%	2.96%

Class C Shares			0.96%	1.62%
1 Year	-0.65%	-1.62%
5 Years	2.00%	2.00%
10 Years	2.65%	2.65%

Advisor Class Shares‡			1.98%	3.34%
1 Year	0.45%	0.45%
5 Years	3.02%	3.02%
Since Inception^	4.05%	4.05%

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
				SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year				-2.89%
5 Years				1.94%
10 Years				3.18%

Class B Shares
1 Year				-3.56%
5 Years				1.83%
10 Years(a)				3.08%

Class C Shares
1 Year				-1.61%
5 Years				1.84%
10 Years				2.78%

Advisor Class Shares‡
1 Year				0.36%
5 Years				2.86%
Since Inception^				4.12%

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

(Historical Performance and footnotes continued on next page)

AB MUNICIPAL INCOME FUND •	19

Historical Performance

AB NEW YORK PORTFOLIO

HISTORICAL PERFORMANCE

(continued from previous page)

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.83%, 1.61%, 1.58% and 0.58% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses, excluding any interest expense, to 0.75%, 1.50%, 1.50% and 0.50% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2017 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2016.

†	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

(a)	Assumes conversion of Class B shares into Class A shares after six years.

‡	This share class is offered at NAV to eligible investors and its SEC returns are the same as its NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

^	Inception date: 8/6/2008.

See Disclosures, Risks and Note about Historical Performance on pages 5-8.

20	• AB MUNICIPAL INCOME FUND

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AB MUNICIPAL INCOME FUND •	21

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

AB California Portfolio

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$965.90	$3.75	0.76%
Hypothetical**	$1,000	$1,021.26	$3.85	0.76%
Class B
Actual	$1,000	$962.30	$7.43	1.51%
Hypothetical**	$1,000	$1,017.50	$7.64	1.51%
Class C
Actual	$1,000	$962.30	$7.43	1.51%
Hypothetical**	$1,000	$1,017.50	$7.64	1.51%
Advisor Class
Actual	$1,000	$967.10	$2.51	0.51%
Hypothetical**	$1,000	$1,022.51	$2.59	0.51%

AB High Income Municipal Portfolio

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$951.10	$4.50	0.92%	$4.55	0.93%
Hypothetical**	$1,000	$1,020.46	$4.66	0.92%	$4.71	0.93%
Class C
Actual	$1,000	$948.30	$8.16	1.67%	$8.21	1.68%
Hypothetical**	$1,000	$1,016.70	$8.44	1.67%	$8.49	1.68%
Advisor Class
Actual	$1,000	$953.10	$3.28	0.67%	$3.33	0.68%
Hypothetical**	$1,000	$1,021.71	$3.40	0.67%	$3.45	0.68%

AB National Portfolio

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$965.30	$3.70	0.75%	$3.74	0.76%
Hypothetical**	$1,000	$1,021.31	$3.80	0.75%	$3.85	0.76%
Class B
Actual	$1,000	$960.30	$7.37	1.50%	$7.42	1.51%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%	$7.64	1.51%
Class C
Actual	$1,000	$961.70	$7.38	1.50%	$7.43	1.51%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%	$7.64	1.51%
Advisor Class
Actual	$1,000	$966.50	$2.46	0.50%	$2.51	0.51%
Hypothetical**	$1,000	$1,022.56	$2.54	0.50%	$2.59	0.51%

22	• AB MUNICIPAL INCOME FUND

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

AB New York Portfolio

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$965.20	$3.69	0.75%
Hypothetical**	$1,000	$1,021.31	$3.80	0.75%
Class B
Actual	$1,000	$961.60	$7.38	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Class C
Actual	$1,000	$960.60	$7.37	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Advisor Class
Actual	$1,000	$966.40	$2.46	0.50%
Hypothetical**	$1,000	$1,022.56	$2.54	0.50%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half-year period).

**	Assumes 5% annual return before expenses.

+	The Portfolio’s investments in affiliated/unaffiliated underlying portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees (i.e., operating, administrative and investment advisory fee) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has voluntarily agreed to waive its investment advisory fee from the Portfolio in an amount equal to the Portfolio’s share of the advisory fees of the affiliated underlying portfolios, as borne indirectly by the Portfolio as an acquired fund fee and expense. The Portfolio’s effective expenses are equal to the classes’ annualized expense ratio plus the Portfolio’s pro-rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

AB MUNICIPAL INCOME FUND •	23

Expense Example

PORTFOLIO SUMMARY

November 30, 2016 (unaudited)

QUALITY RATING BREAKDOWN*

Highest of S&P, Moody’s and Fitch

*	All data are as of November 30, 2016. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s, and Fitch and uses the highest rating issued by the agencies, including when there is a split rating. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, not applicable (N/A) includes non-creditworthy investments; such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

24	• AB MUNICIPAL INCOME FUND

Portfolio Summary

PORTFOLIO SUMMARY

November 30, 2016 (unaudited)

QUALITY RATING BREAKDOWN*

Highest of S&P, Moody’s and Fitch

*	All data are as of November 30, 2016. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P, Moody’s and Fitch ratings services. The Portfolio considers the credit ratings issued by S&P, Moody’s, and Fitch and uses the highest rating issued by the agencies, including when there is a split rating. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, not applicable (N/A) includes non-creditworthy investments; such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

AB MUNICIPAL INCOME FUND •	25

Portfolio Summary

AB CALIFORNIA PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 101.2%
Long-Term Municipal Bonds – 101.2%
California – 98.9%
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/35-10/01/36	$11,350	$12,132,011
Anaheim Housing & Public Improvements Authority (Anaheim Electric Utility Fund) Series 2016A 5.00%, 10/01/34-10/01/36	10,930	11,968,422
Antelope Valley-East Kern Water Agency Series 2016 5.00%, 6/01/33-6/01/35	3,300	3,711,449
Bay Area Toll Authority Series 2009F-1 5.25%, 4/01/27 (Pre-refunded/ETM)	7,500	8,142,975
Series 2010S-2 5.00%, 10/01/30	2,350	2,595,340
Series 2013S 5.00%, 4/01/31-4/01/33	12,700	14,201,806
Beaumont Financing Authority AMBAC Series 2007C 5.00%, 9/01/26	3,305	3,362,011
California Econ Recovery Series 2009A 5.25%, 7/01/21 (Pre-refunded/ETM)	5,725	6,276,833
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 4/01/35	4,415	4,875,926
California Educational Facilities Authority (University of the Pacific) Series 2012A 5.00%, 11/01/30	1,250	1,407,550
Series 2015 5.00%, 11/01/31	2,000	2,270,360
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015 5.00%, 11/15/30	2,000	2,259,800
California Health Facilities Financing Authority (Dignity Health Obligated Group) Series 2008G 5.50%, 7/01/25	3,180	3,364,599

26	• AB MUNICIPAL INCOME FUND

AB California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (St Joseph Health System Obligated Group) Series 2013A 5.00%, 7/01/33	$5,000	$5,526,400
California Infrastructure & Economic Development Bank (Academy of Motion Picture Arts and Sciences Obligated Group) Series 2015 5.00%, 11/01/33-11/01/34	4,035	4,611,623
California Infrastructure & Economic Development Bank (Salvation Army Western Territory (The)) Series 2016 4.00%, 9/01/34	1,000	1,016,110
5.00%, 9/01/32	1,000	1,118,460
California Municipal Finance Authority (American Heritage Education Foundation/CA) Series 2016A 5.00%, 6/01/36	1,000	1,068,530
California Municipal Finance Authority (Azusa Pacific University) Series 2015B 5.00%, 4/01/35-4/01/41	5,960	6,302,405
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 1/01/45	1,295	1,206,966
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/32(a)	2,745	1,977,169
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 7/01/37(b)	11,550	11,556,699
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016A 5.00%, 6/01/42(b)	2,750	2,472,470
California School Finance Authority (Alliance College-Ready Public Schools Facilities Corp.) Series 2015A 5.00%, 7/01/45(b)	8,000	8,415,280

AB MUNICIPAL INCOME FUND •	27

AB California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 6/01/46-6/01/51(b)	$4,325	$4,043,406
California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2015A 5.00%, 8/01/45(b)	1,000	1,019,650
California School Finance Authority (Kipp LA) Series 2014A 5.00%, 7/01/34	600	644,526
California School Finance Authority (Launchpad Development Obligated Group) Series 2016A 5.00%, 6/01/36-6/01/46(b)	3,500	3,458,625
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014A 5.625%, 10/01/34	575	601,772
5.875%, 10/01/44	1,000	1,051,370
6.00%, 10/01/49	715	755,076
California State Public Works Board (California State Public Works Board Lease) Series 2012A 5.00%, 4/01/37	5,000	5,421,700
California State University Series 2016A 4.00%, 11/01/34	1,000	1,011,710
California Statewide Communities Development Authority (American Baptist Homes of the West) Series 2015 5.00%, 10/01/26-10/01/45	5,645	5,961,513
California Statewide Communities Development Authority (Buck Institute for Research on Aging) AGM Series 2014 5.00%, 11/15/34-11/15/44	4,500	4,977,905
California Statewide Communities Development Authority (Highland Creek Associates LP/CA) Series 2001K 5.40%, 4/01/34	5,010	5,025,331

28	• AB MUNICIPAL INCOME FUND

AB California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016A 5.00%, 12/01/36(b)	$5,000	$5,026,250
California Statewide Communities Development Authority (Moldaw Residences) Series 2014A 5.25%, 11/01/44	1,800	1,887,678
5.375%, 11/01/49	2,500	2,650,875
Capistrano Unified School District School Facilities Improvement District No 1 AGM Series 2001B Zero Coupon, 8/01/25	8,000	5,971,520
City of Encinitas CA (City of Encinitas CA CFD No 1) Series 2012 5.00%, 9/01/26-9/01/29	2,795	3,097,147
City of Irvine CA (City of Irvine CA Assessment Dist No 13-1) Series 2013 5.00%, 9/02/27-9/02/29	1,760	1,953,670
City of Long Beach CA (City of Long Beach CA Marina Revenue) Series 2015 5.00%, 5/15/32-5/15/45	5,600	5,978,614
City of Los Angeles CA Wastewater System Revenue Series 2013B 5.00%, 6/01/31	5,000	5,620,150
City of Los Angeles Department of Airports (Los Angeles Intl Airport) Series 2009A 5.25%, 5/15/29	8,340	9,064,746
Series 2010A 5.00%, 5/15/25-5/15/27	12,475	13,825,695
City of Palm Springs CA COP Series 1991B Zero Coupon, 4/15/21 (Pre-refunded/ETM)	37,500	34,249,500
City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 9/02/25-9/02/30	3,290	3,575,808
City of Redding CA NATL Series 1992 11.352%, 7/01/22 (Pre-refunded/ETM)(c)	775	974,214

AB MUNICIPAL INCOME FUND •	29

AB California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

City of Riverside CA Sewer Revenue Series 2015A 5.00%, 8/01/33	$10,090	$11,275,272
City of Roseville CA (HP Campus Oaks Community Facilities District No 1) Series 2016 5.00%, 9/01/36	755	741,010
City of San Francisco CA Public Utilities Commission Water Revenue Series 2009B 5.00%, 11/01/27 (Pre-refunded/ETM)	4,705	5,177,053
City of San Jose CA Hotel Tax Revenue Series 2011 6.125%, 5/01/31	5,000	5,762,800
City of Santa Clara CA Electric Revenue Series 2011A 5.00%, 7/01/30	1,810	2,010,946
County of Orange CA COP AMBAC Series 1991 6.00%, 6/01/21 (Pre-refunded/ETM)	480	518,400
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 9/01/40-9/01/45	2,265	2,392,057
County of San Bernardino CA COP Series 2009A 5.25%, 8/01/26	1,635	1,760,257
El Dorado Irrigation District / El Dorado County Water Agency Series 2016C 5.00%, 3/01/31-3/01/35	9,500	10,700,942
Fremont Community Facilities District No 1 Series 2015 5.00%, 9/01/40	4,000	4,181,160
Garden Grove Unified School District Series 2013C 5.00%, 8/01/32	2,535	2,906,200
Imperial Irrigation District Electric System Revenue Series 2016C 5.00%, 11/01/31-11/01/36	5,000	5,674,075
Lake Elsinore Public Financing Authority Series 2015 5.00%, 9/01/31-9/01/35	4,925	5,230,752

30	• AB MUNICIPAL INCOME FUND

AB California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/28-11/01/30	$11,485	$12,862,464
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax) Series 2016A 5.00%, 6/01/31-6/01/32	6,000	6,935,855
Los Angeles County Sanitation Districts Financing Authority Series 2015A 5.00%, 10/01/34	5,000	5,564,800
Los Angeles Unified School District/CA Series 2010KRY 5.25%, 7/01/25(d)	8,000	8,992,000
Los Angeles Unified School District/CA COP Series 2012B 5.00%, 10/01/28-10/01/29	9,220	10,522,888
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease) Series 2016B 4.00%, 11/01/35	12,480	12,414,106
Norco Community Redevelopment Agency Successor Agency (Norco Redevelopment Agency Project No 1) Series 2010 5.875%, 3/01/32	1,580	1,783,773
6.00%, 3/01/36	1,125	1,265,782
AMBAC Series 2005 5.00%, 3/01/26	1,900	1,905,320
Oakland Unified School District/Alameda County Series 2015A 5.00%, 8/01/31-8/01/33	5,340	6,031,530
Series 2016 5.00%, 8/01/30-8/01/31	5,000	5,749,075
Orange County Transportation Authority Series 2013 5.00%, 8/15/29	2,360	2,694,955
Oxnard Financing Authority AGM Series 2014 5.00%, 6/01/31	5,250	5,735,887

AB MUNICIPAL INCOME FUND •	31

AB California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Palomar Health Series 2016 5.00%, 11/01/36	$5,000	$5,271,450
Series 2016A 5.00%, 8/01/31	1,285	1,448,452
Port of Los Angeles Series 2009C 5.00%, 8/01/26	21,450	23,350,041
Poway Unified School District (Poway Unified School District CFD No 6) Series 2012 5.00%, 9/01/26	970	1,065,632
Poway Unified School District Public Financing Authority Series 2015A 5.00%, 9/01/33-9/01/34	2,500	2,702,620
Redding Joint Powers Financing Authority Series 2015A 5.00%, 6/01/30	1,350	1,521,652
Riverside County Transportation Commission (Riverside County Transportation Commission Sales Tax) Series 2013A 5.25%, 6/01/32	9,165	10,384,220
Rocklin Unified School District Community Facilities District NATL Series 2004 5.00%, 9/01/25	1,000	1,002,980
Sacramento Area Flood Control Agency 5.00%, 10/01/35-10/01/36(e)	9,010	10,046,671
Sacramento Regional Transit District Series 2012 5.00%, 3/01/36-3/01/42	4,250	4,651,567
San Diego County Water Authority Financing Corp Series 2011B 5.00%, 5/01/30	6,115	6,873,810
San Diego County Water Authority Financing Corp. Series 2011B 5.00%, 5/01/29	10,000	11,249,900
San Diego Public Facilities Financing Authority (San Diego Public Facilities Financing Authority Lease) Series 2010A 5.25%, 3/01/25	15,000	16,758,900

32	• AB MUNICIPAL INCOME FUND

AB California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

San Diego Unified School District/CA Series 2013C 5.00%, 7/01/32	$3,180	$3,669,434
Series 2016S 4.00%, 7/01/32	5,250	5,427,240
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport) Series 2010A 4.90%, 5/01/29	2,200	2,404,820
Series 2012A 5.00%, 5/01/27-5/01/28	7,000	7,891,970
AGM Series 2000A 6.125%, 1/01/27	1,480	1,487,208
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp) Series 2013A 5.00%, 8/01/29	1,310	1,400,259
San Francisco City & County Redevelopment Agency (Successor Agency to the Redev of San Francisco – Mission Bay South) Series 2016B 5.00%, 8/01/33-8/01/35	2,000	2,288,900
Series 2016C 5.00%, 8/01/32-8/01/35	2,000	2,220,580
San Joaquin Hills Transportation Corridor Agency Series 1993 Zero Coupon, 1/01/20-1/01/21 (Pre-refunded/ETM)	40,000	37,461,000
Zero Coupon, 1/01/23 (Pre-refunded/ETM)(f)	25,000	21,889,750
San Mateo Joint Powers Financing Authority (San Mateo Joint Powers Financing Authority Lease) Series 2016A 4.00%, 7/15/32-7/15/35	6,605	6,803,184
Santa Ana Unified School District Series 2008A 5.25%, 8/01/28	5,400	5,754,564
Southern California Public Power Authority Series 2009A 5.00%, 7/01/23	3,200	3,426,976

AB MUNICIPAL INCOME FUND •	33

AB California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014A 5.00%, 7/01/33-7/01/34	$8,200	$9,399,314
State of California Series 2004 5.30%, 4/01/29	5	5,015
Series 2013 5.00%, 2/01/31-11/01/31	10,000	11,158,600
Series 2014 5.00%, 12/01/30	2,000	2,254,540
Series 2015 5.00%, 8/01/32	6,050	6,823,492
State of California (Inland Regional Center) Series 2015 5.00%, 6/15/32	5,000	5,517,750
State of California Department of Water Resources Series 2008 5.00%, 12/01/24	95	100,180
Series 2008AE 5.00%, 12/01/24 (Pre-refunded/ETM)	4,905	5,185,223
5.00%, 12/01/27 (Pre-refunded/ETM)	2,580	2,727,395
5.00%, 12/01/27	100	105,438
Series 2009A 5.00%, 12/01/29 (Pre-refunded/ETM)	1,295	1,390,636
5.00%, 12/01/29	930	996,960
Stockton Redevelopment Agency Successor Agency AGM Series 2016A 5.00%, 9/01/33-9/01/34	3,800	4,157,358
Successor Agency to Richmond Community Redevelopment Agency Series 2010A 5.75%, 9/01/24-9/01/25	1,985	2,219,006
6.00%, 9/01/30	1,395	1,572,974
Successor Agency to the Redev of San Francisco – Mission Bay North Series 2016A 5.00%, 8/01/32-8/01/36	3,335	3,734,996
Tejon Ranch Public Facilities Finance Authority (Tejon Ranch Public Facilities Finance Authority CFD No 1) Series 2012 5.25%, 9/01/26-9/01/28	2,375	2,474,540
5.50%, 9/01/30-9/01/33	2,135	2,225,447

34	• AB MUNICIPAL INCOME FUND

AB California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Tustin Community Facilities District No 06-1 Series 2015A 5.00%, 9/01/32-9/01/35	$3,780	$4,198,497
University of California Series 2013A 5.00%, 5/15/32	9,000	10,216,710
Walnut Energy Center Authority Series 2014 5.00%, 1/01/31-1/01/32	7,700	8,894,628
West Contra Costa Healthcare District Series 2011 6.00%, 7/01/32	1,050	1,147,923
AMBAC Series 2004 5.375%, 7/01/21-7/01/24	4,720	4,799,071

		680,238,477

Massachusetts – 0.8%
Commonwealth of Massachusetts NATL Series 2000E 0.585%, 12/01/30(g)	3,125	2,847,841
NATL Series 2000G 0.545%, 12/01/30(g)	3,150	2,870,850

		5,718,691

Nevada – 0.3%
Henderson Local Improvement Districts AGM Series 2007A 5.00%, 3/01/22	2,155	2,210,815

New York – 0.2%
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.) XLCA Series 2004A 1.295%, 1/01/39(g)	1,300	1,185,789

Ohio – 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	1,700	1,552,831

Puerto Rico – 0.0%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2008 5.125%, 12/01/27	295	309,490

AB MUNICIPAL INCOME FUND •	35

AB California Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas – 0.8%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	$3,050	$3,486,638
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	1,525	1,732,720

		5,219,358

Total Municipal Obligations (cost $663,485,540)		696,435,451

	Shares
SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.30%(h)(i) (cost $6,289,443)	6,289,442	6,289,443

Total Investments – 102.1% (cost $669,774,983)		702,724,894
Other assets less liabilities – (2.1)%		(14,556,776)

Net Assets – 100.0%		$688,168,118

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$6,500	1/25/26	SIFMA*	4.108%	$1,320,884
Merrill Lynch Capital Services, Inc.	14,500	7/30/26	4.090%	SIFMA*	(3,023,159)
Merrill Lynch Capital Services, Inc.	5,000	11/15/26	4.378%	SIFMA*	(1,187,393)

					$(2,889,668)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

36	• AB MUNICIPAL INCOME FUND

AB California Portfolio—Portfolio of Investments

(a)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/2032	12/22/11	$2,745,000	$1,977,169	0.29%

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate market value of these securities amounted to $35,992,380 or 5.2% of net assets.

(c)	Variable rate coupon, rate shown as of November 30, 2016.

(d)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

(e)	When-Issued or delayed delivery security.

(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2016 and the aggregate market value of these securities amounted to $6,904,480 or 1.00% of net assets.

(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(i)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.3% and 0.2%, respectively.

Glossary:

AD	– Assessment District
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
CFD	– Community Facilities District
COP	– Certificate of Participation
DOT	– Department of Transportation
ETM	– Escrowed to Maturity
NATL	– National Interstate Corporation
XLCA	– XL Capital Assurance Inc.

See notes to financial statements.

AB MUNICIPAL INCOME FUND •	37

AB California Portfolio—Portfolio of Investments

AB HIGH INCOME MUNICIPAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 102.6%
Long-Term Municipal Bonds – 102.6%
Alabama – 2.0%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Methodist Home for the Aging) Series 2016-2015-1 6.00%, 6/01/50	$3,150	$3,358,719
County of Jefferson AL (County of Jefferson AL Sch Warrants) Series 2004A 4.75%, 1/01/25	530	533,959
County of Jefferson AL Sewer Revenue Series 2013D 6.00%, 10/01/42	35,865	40,225,108
Cullman County Health Care Authority (Cullman Regional Medical Center, Inc.) Series 2009A 6.25%, 2/01/23	1,000	1,042,390
7.00%, 2/01/36	3,130	3,313,543

		48,473,719

Alaska – 0.2%
City of Koyukuk AK Series 2011 7.75%, 10/01/41	4,550	5,318,996

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015A 6.625%, 9/01/35	5,000	4,794,800

Arizona – 1.4%
Arizona Health Facilities Authority (Beatitudes Campus (The)) Series 2007 5.10%, 10/01/22	2,590	2,593,652
5.20%, 10/01/37	6,855	6,859,250
Glendale Industrial Development Authority (Glencroft Retirement Community Obligated Group) Series 2016 5.25%, 11/15/46-11/15/51	1,950	1,710,751
Industrial Development Authority of the City of Phoenix (The) (Deer Valley Assisted Living Facility LLC) Series 2016A 5.125%, 7/01/36	4,400	3,858,976

38	• AB MUNICIPAL INCOME FUND

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies) Series 2012 6.30%, 7/01/42	$1,000	$1,057,940
Series 2014 5.00%, 7/01/44	10,690	11,011,341
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 7/01/47	1,375	1,401,139
Quechan Indian Tribe of Fort Yuma Series 2012A 9.75%, 5/01/25	2,400	2,651,400
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2012A 6.25%, 12/01/42-12/01/46	3,000	3,122,160

		34,266,609

California – 8.8%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities) Series 2011 6.125%, 7/01/41	2,400	2,638,440
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/35	5,000	5,352,200
California Municipal Finance Authority Series 2011B 7.75%, 4/01/31	2,870	3,443,254
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012A 6.625%, 1/01/32(a)	1,000	1,086,400
6.875%, 1/01/42(a)	3,500	3,779,265
Series 2014 5.00%, 1/01/35	1,050	992,607
5.25%, 1/01/45	3,025	2,819,360
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012A 5.30%, 8/01/47	1,675	1,687,881

AB MUNICIPAL INCOME FUND •	39

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Rocketship Education) Series 2014A 7.00%, 6/01/34	$3,800	$4,136,528
7.25%, 6/01/43	6,565	7,135,236
California Municipal Finance Authority (Rocketship Seven-Alma Academy) Series 2012A 6.25%, 6/01/43	3,340	3,510,440
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/32(b)	3,795	2,733,463
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/45(a)	16,720	17,470,728
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016A 5.00%, 6/01/52(a)	2,045	1,775,367
California School Finance Authority (Alliance College-Ready Public Schools Facilities Corp.) Series 2016A 5.00%, 7/01/46-7/01/51(a)	5,250	5,511,013
California School Finance Authority (Kipp LA) Series 2014A 5.125%, 7/01/44	2,850	3,040,323
California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014A 6.40%, 8/01/34	1,000	1,091,430
6.75%, 8/01/44	6,180	6,788,297
California School Finance Authority (Tri-Valley Learning Corp.) Series 2012A 7.00%, 6/01/47(b)(c)(d)	8,995	5,397,000
California Statewide Communities Development Authority (Amino Inglewood CA High School) Series 2011A 7.25%, 8/01/41	2,000	2,189,000
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group) Series 2012 5.25%, 11/15/34	3,470	3,663,557

40	• AB MUNICIPAL INCOME FUND

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Front Porch Communities & Services) Series 2007A 5.125%, 4/01/37(a)	$3,300	$3,306,336
California Statewide Communities Development Authority (John Muir Health) Series 2016A 5.00%, 8/15/41	1,000	1,094,800
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016A 5.00%, 12/01/46(a)	1,000	996,910
California Statewide Communities Development Authority (Moldaw Residences) Series 2014A 5.375%, 11/01/49	4,500	4,771,575
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary) Series 2011A 8.50%, 12/01/41	4,000	4,573,480
California Statewide Communities Development Authority (Rocklin Academy) Series 2011A 8.25%, 6/01/41	4,050	4,645,147
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The)) Series 2012A 5.625%, 10/01/32	1,000	1,064,360
6.00%, 10/01/47	1,000	1,071,250
City of Roseville CA (HP Campus Oaks Community Facilities District No 1) Series 2016 5.50%, 9/01/46	1,500	1,540,845
City of San Buenaventura CA (Community Memorial Health System) Series 2011 7.50%, 12/01/41	4,500	5,197,140
City of San Jose CA Airport Revenue AMBAC Series 2007A 5.00%, 3/01/37	6,245	6,297,645

AB MUNICIPAL INCOME FUND •	41

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Los Angeles CA Dept Wtr Pwr 5.00%, 7/01/31(e)	$9,000	$10,267,830
Los Angeles County Public Works Financing Authority (Los Angeles County Public Works Financing Authority Lease) Series 2016D 5.00%, 12/01/45	6,150	6,751,716
Los Angeles Unified School District/CA Series 2010KRY 5.25%, 7/01/25(e)	1,000	1,124,000
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease) Series 2016B 4.00%, 11/01/33-11/01/36	14,750	14,733,156
Norco Community Redevelopment Agency Successor Agency (Norco Redevelopment Agency Project No 1) Series 2010 6.00%, 3/01/36	450	506,313
Oakland Unified School District/Alameda County Series 2012A 5.50%, 8/01/32	1,500	1,750,545
San Francisco City & County Redevelopment Agency (Successor Agency to the Redev of San Francisco – Mission Bay South) NATL Series 2016C 5.00%, 8/01/41	2,750	2,986,692
San Joaquin Hills Transportation Corridor Agency Series 2014A 5.00%, 1/15/44	5,600	5,795,944
Series 2014B 5.25%, 1/15/44	4,000	4,243,640
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr) 5.25%, 7/01/27(e)	9,960	11,288,266
Southern California Logistics Airport Authority XLCA Series 2006 5.00%, 12/01/36	3,600	3,515,508

42	• AB MUNICIPAL INCOME FUND

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Successor Agency to Richmond Community Redevelopment Agency Series 2010A 6.00%, 9/01/30	$1,235	$1,392,561
University of California Series 2013A 5.00%, 5/15/32(e)	10,000	11,351,900
Series 2016A 5.00%, 5/15/41	5,000	5,594,400
University of California CA Revenues 5.00%, 5/15/33(e)	9,000	10,176,930
West Contra Costa Healthcare District Series 2011 6.25%, 7/01/42	5,900	6,537,790

		218,818,468

Colorado – 1.4%
Castle Oaks Metropolitan District No 3 Series 2015 6.25%, 12/01/44	1,000	1,048,340
Central Platte Valley Metropolitan District Series 2014 5.00%, 12/01/43	1,250	1,263,213
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/44	890	840,160
5.125%, 11/01/49	765	718,243
Colorado Health Facilities Authority (Catholic Health Initiatives) Series 2013 5.25%, 1/01/40	5,795	6,262,946
Colorado Health Facilities Authority (Christian Living Communities) Series 2016 5.00%, 1/01/31-1/01/37	3,050	3,077,151
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group) Series 2012 5.00%, 12/01/42	2,690	2,732,529
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015A 6.125%, 12/01/45(a)	1,750	1,812,930
6.25%, 12/01/50(a)	1,000	1,041,110

AB MUNICIPAL INCOME FUND •	43

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Copperleaf Metropolitan District No 2 Series 2015 5.75%, 12/01/45	$1,000	$1,003,410
E-470 Public Highway Authority Series 2010C 5.25%, 9/01/25	600	642,990
Fitzsimons Village Metropolitan District No 1 Series 2010A 7.50%, 3/01/40	1,391	1,466,197
Plaza Metropolitan District No 1 Series 2013 5.00%, 12/01/40(a)	1,000	1,023,350
Regional Transportation District (Denver Transit Partners LLC) Series 2010 6.00%, 1/15/41	5,810	6,364,564
Sterling Ranch Community Authority Board Series 2015A 5.75%, 12/01/45	1,610	1,486,690
Three Springs Metropolitan District No 3 Series 2010 7.75%, 12/01/39	2,550	2,635,170

		33,418,993

Connecticut – 0.7%
Connecticut State Health & Educational Facility Authority (Quinnipiac University) Series 2015L 5.00%, 7/01/45	3,250	3,513,185
Connecticut State Health & Educational Facility Authority (Stamford Hospital Obligated Group (The)) Series 2016K 4.00%, 7/01/46	4,550	4,243,330
State of Connecticut Series 2013E 5.00%, 8/15/31(e)	7,850	8,735,087

		16,491,602

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2012 5.00%, 9/01/42	575	618,493

44	• AB MUNICIPAL INCOME FUND

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

District of Columbia – 1.1%
District of Columbia (American Society of Hematology, Inc. (The)) Series 2009 5.00%, 7/01/36	$3,000	$3,320,310
District of Columbia (Center for Strategic International Studies, Inc.) Series 2011 6.625%, 3/01/41	1,850	2,020,885
District of Columbia (Friendship Public Charter School, Inc.) Series 2012 5.00%, 6/01/42	2,660	2,820,744
Series 2016A 5.00%, 6/01/41-6/01/46	3,705	3,970,845
District of Columbia (KIPP DC) Series 2013 6.00%, 7/01/48	2,900	3,237,531
District of Columbia Pers Income Tax 5.00%, 12/01/29(e)	10,000	11,346,500

		26,716,815

Florida – 5.0%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.) Series 2011A 8.125%, 11/15/46	5,000	5,658,100
Alachua County Health Facilities Authority (East Ridge Retirement Village, Inc.) Series 2014 6.25%, 11/15/44	3,150	3,392,613
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.) Series 2012A 8.00%, 10/01/42-10/01/46	4,065	4,776,877
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group) Series 2014A 5.00%, 12/01/44	4,000	4,212,480
Bexley Community Development District Series 2016 4.875%, 5/01/47	2,090	1,809,835

AB MUNICIPAL INCOME FUND •	45

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 7/01/50(a)	$1,200	$1,252,176
Capital Trust Agency, Inc. (Million Air One LLC) Series 2011 7.75%, 1/01/41(b)	15,030	12,903,105
City of Lakeland FL (Florida Southern College) Series 2012A 5.00%, 9/01/37-9/01/42	1,500	1,595,140
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2015A 5.00%, 12/01/44	6,830	6,957,653
Collier County Health Facilities Authority (The Moorings) Series 2015A 5.00%, 5/01/45	4,325	4,659,798
Collier County Industrial Development Authority (Arlington of Naples (The)) Series 2014A 8.125%, 5/15/44(a)	7,900	8,865,459
Series 2015A 6.50%, 5/15/49(a)	1,000	952,110
Florida Development Finance Corp. (Tuscan Isle ChampionsGate Obligated Group) Series 2016A 6.375%, 6/01/46(a)	3,500	3,358,845
Florida Development Finance Corp. (Tuscan Isle Obligated Group) Series 2015A 7.00%, 6/01/45(a)	4,200	4,266,948
Lakewood Ranch Stewardship District (Villages of Lakewood Ranch South Project) Series 2016 5.125%, 5/01/46	2,885	2,729,066
Martin County Health Facilities Authority (Martin Memorial Medical Center, Inc.) Series 2012 5.50%, 11/15/32-11/15/42	9,050	9,592,662
Martin County Industrial Development Authority (Indiantown Cogeneration LP) Series 2013 4.20%, 12/15/25	6,710	6,835,544

46	• AB MUNICIPAL INCOME FUND

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2012 5.00%, 11/15/29	$4,365	$4,715,989
Series 2014 5.00%, 11/15/39-11/15/44	14,850	15,760,713
Mid-Bay Bridge Authority Series 2011A 7.25%, 10/01/40	1,035	1,281,413
Palm Beach County Health Facilities Authority Series 2007 5.875%, 11/15/37	4,250	4,439,720
St Johns County Industrial Development Authority Series 2010A 5.875%, 8/01/40	4,000	4,574,080
Town of Davie FL (Nova Southeastern University, Inc.) Series 2013A 6.00%, 4/01/42	9,050	10,489,493

		125,079,819

Georgia – 0.2%
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.) Series 2014 5.00%, 4/01/44	5,000	5,135,350

Guam – 0.1%
Guam Department of Education COP Series 2010A 6.875%, 12/01/40	910	973,272
Territory of Guam Series 2009A 7.00%, 11/15/39	1,000	1,152,200

		2,125,472

Idaho – 0.5%
Idaho Health Facilities Authority (The Terraces at Boise) Series 2014A 8.00%, 10/01/44	7,850	8,330,027
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010A 7.00%, 2/01/36	4,000	4,500,600

		12,830,627

AB MUNICIPAL INCOME FUND •	47

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Illinois – 12.2%
Chicago Board of Education Series 2011A 5.25%, 12/01/41	$5,000	$3,891,300
Series 2012A 5.00%, 12/01/42	8,580	6,415,523
Series 2015C 5.25%, 12/01/35-12/01/39	15,500	12,412,865
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge) Series 2013 5.75%, 1/01/43	2,055	2,293,997
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2011 5.25%, 12/01/31	5,000	5,421,150
Series 2014 5.25%, 12/01/49	8,000	8,649,600
City of Chicago IL Series 2003B 5.00%, 1/01/18	1,000	1,012,570
Series 2008A 5.00%, 1/01/18-1/01/19	4,955	5,017,384
Series 2010A 4.00%, 12/01/18	595	595,785
5.00%, 1/01/18-1/01/19	2,240	2,272,031
Series 20152 5.00%, 1/01/18	1,150	1,164,456
Series 2015A 5.00%, 1/01/19	600	611,322
City of Chicago IL (Asphalt Operating Services of Chicago LLC) Series 2010 6.125%, 12/01/18	1,195	1,209,053
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/52(f)	7,950	6,833,025
City of Chicago IL (Metramarket of Chicago LLC) Series 2010A 6.87%, 2/15/24	889	889,489
Illinois Finance Authority Series 2010A 6.00%, 5/15/39	3,715	4,191,152
Series 2010B 6.00%, 5/01/34	2,025	2,296,067

48	• AB MUNICIPAL INCOME FUND

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Ascension Health Credit Group) Series 2012A 5.00%, 11/15/42	$6,400	$6,974,784
Illinois Finance Authority (Greenfields of Geneva) Series 2010A 8.125%, 2/15/40(b)	3,950	2,705,316
8.25%, 2/15/46(b)	1,950	1,334,912
Illinois Finance Authority (Illinois Institute of Technology) Series 2006A 5.00%, 4/01/19-4/01/36	7,675	7,274,156
Illinois Finance Authority (Lake Forest College) Series 2012A 6.00%, 10/01/48	1,300	1,352,221
Illinois Finance Authority (Lutheran Home & Services Obligated Group) Series 2012 5.625%, 5/15/42	7,525	7,656,838
5.75%, 5/15/46	4,740	4,788,253
Illinois Finance Authority (Mercy Health System Obligated Group) Series 2016 5.00%, 12/01/40	16,000	16,675,040
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2010A 6.00%, 5/15/39	2,070	2,284,597
Illinois Finance Authority (Park Place of Elmhurst) Series 2016A 6.33%, 5/15/48	4,344	4,194,214
6.44%, 5/15/55	8,560	8,196,577
Series 2016C 2.00%, 5/15/55(c)(d)(f)	2,277	97,069
Illinois Finance Authority (Plymouth Place, Inc.) Series 2013 6.00%, 5/15/43	7,500	8,328,900
Series 2015 5.25%, 5/15/50	2,300	2,375,923
Illinois Finance Authority (Presence Health Network Obligated Group) Series 2016C 5.00%, 2/15/32-2/15/36	12,535	12,799,655

AB MUNICIPAL INCOME FUND •	49

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015C 5.00%, 8/15/44	$4,500	$4,647,060
Illinois Finance Authority (Swedish Covenant Hospital) Series 2010A 6.00%, 8/15/38	3,360	3,787,123
Illinois State Toll Highway Authority Series 2015B 5.00%, 1/01/36-1/01/40	22,300	23,968,802
Series 2016A 5.00%, 12/01/32	7,735	8,636,360
State of Illinois 5.00%, 11/01/35	5,000	4,927,650
Series 2014 5.00%, 5/01/29-4/01/38	39,355	38,684,765
Series 2016 5.00%, 2/01/27-2/01/29	32,125	32,828,065
Village of Antioch IL (Village of Antioch IL Spl Tax) Series 2016A 4.50%, 3/01/33	11,000	10,139,030
Series 2016B 7.00%, 3/01/33	4,655	4,346,979
Village of Matteson IL Series 2010 8.00%, 12/01/29(g)	5,000	3,462,800
Village of Pingree Grove IL Special Service Area No 7 Series 2015A 4.50%, 3/01/25	3,551	3,591,694
5.00%, 3/01/36	8,969	8,957,340
Series 2015B 6.00%, 3/01/36	3,036	3,133,152

		303,326,044

Indiana – 2.2%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The)) Series 2010 5.50%, 8/15/40-8/15/45	8,010	8,548,038
Indiana Finance Authority (I-69 Development Partners LLC) Series 2014 5.00%, 9/01/46	7,000	6,518,820
5.25%, 9/01/34-9/01/40	7,500	7,377,155

50	• AB MUNICIPAL INCOME FUND

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Marquette Manor LLC) Series 2012 4.75%, 3/01/32	$5,535	$5,394,024
Indiana Finance Authority (Marquette Manor) Series 2015A 5.00%, 3/01/39	2,675	2,743,801
Indiana Finance Authority (WVB East End Partners LLC) Series 2013A 5.00%, 7/01/44-7/01/48	22,595	23,011,920
Town of Chesterton IN (StoryPoint Obligated Group) Series 2016 6.375%, 1/15/51(a)	2,000	1,857,760

		55,451,518

Iowa – 0.2%
Xenia Rural Water District Series 2016 5.00%, 12/01/41	4,000	4,202,200

Kansas – 0.1%
Wichita KS Hlth Care FACS Revenue (Kansas Masonic Home) Series 2016I 5.375%, 12/01/46	2,100	1,999,557
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2010B Zero Coupon, 6/01/21	25	19,779

		2,019,336

Kentucky – 1.6%
Kentucky Economic Development Finance Authority (Catholic Health Initiatives) Series 2013 5.375%, 1/01/40	3,250	3,534,342
Kentucky Economic Development Finance Authority (Masonic Home Independent Living II, Inc.) Series 2016A 5.00%, 5/15/46-5/15/51	8,000	7,129,090

AB MUNICIPAL INCOME FUND •	51

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/42	$7,765	$7,435,143
5.50%, 11/15/45	2,350	2,277,197
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway) Series 2015A 5.00%, 1/01/45	2,475	2,557,219
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.) Series 2010A 6.00%, 6/01/30	6,210	6,840,067
6.375%, 6/01/40	2,900	3,189,594
6.50%, 3/01/45	3,725	4,121,265
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/50	2,650	2,506,768

		39,590,685

Louisiana – 1.7%
Jefferson Parish Hospital Service District No 2 Series 2011 6.375%, 7/01/41	5,775	6,100,537
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge) Series 2015A 6.25%, 11/15/45	7,625	7,829,426
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2010A 5.625%, 10/01/30	1,200	1,339,092
5.875%, 10/01/40	4,200	4,702,110
6.00%, 10/01/44	1,740	1,960,614
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10.50%, 7/01/39(b)(d)	7,250	2,537,500
Series 2014A 8.375%, 7/01/39(b)(d)	17,000	5,950,000

52	• AB MUNICIPAL INCOME FUND

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Ochsner Clinic Foundation) Series 2016 5.00%, 5/15/47	$7,105	$7,425,791
St Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/37	4,600	4,608,740

		42,453,810

Maine – 0.7%
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group) Series 2011 6.75%, 7/01/36-7/01/41	8,440	9,135,879
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 7/01/39	8,100	8,734,149

		17,870,028

Maryland – 0.4%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The)) Series 2014A 6.00%, 7/01/34	1,500	1,569,480
6.125%, 7/01/39	750	781,972
6.25%, 7/01/44	2,000	2,088,000
County of Anne Arundel MD (National Business Park North) Series 2010 6.10%, 7/01/40	1,000	1,036,440
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center, Inc.) Series 2015 5.00%, 7/01/40-7/01/45	5,275	5,603,219

		11,079,111

Massachusetts – 3.0%
Commonwealth of Massachusetts Series 2016A 5.00%, 3/01/46	5,000	5,495,800
NATL Series 2000D 0.525%, 12/01/30(h)	1,550	1,412,523
NATL Series 2000E 0.585%, 12/01/30(h)	5,400	4,921,068

AB MUNICIPAL INCOME FUND •	53

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

NATL Series 2000F 0.54%, 12/01/30(h)	$11,275	$10,274,998
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group) Series 2016N 5.00%, 12/01/34-12/01/36	4,000	4,413,400
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016A 5.00%, 10/01/35-10/01/43	8,000	8,201,710
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.25%, 7/01/42	5,000	5,376,450
Series 2014 5.125%, 7/01/44	1,000	1,053,470
Massachusetts Development Finance Agency (North Hill Communities, Inc. Obligated Group) Series 2013A 6.25%, 11/15/33(a)	2,000	2,086,700
6.50%, 11/15/43(a)	3,750	3,904,650
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2012B 5.00%, 8/15/30(e)	10,000	11,251,100
Series 2015C 5.00%, 8/15/37	15,000	16,744,800

		75,136,669

Michigan – 5.2%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System) Series 2012A 5.25%, 7/01/39	11,115	12,097,566
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System) Series 2011C 5.00%, 7/01/41	1,425	1,498,559
5.25%, 7/01/27	5,000	5,477,200
Detroit City School District Series 2012A 5.00%, 5/01/30-5/01/31	4,015	4,289,745

54	• AB MUNICIPAL INCOME FUND

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Great Lakes Water Authority (Great Lakes Water Authority Water Supply System) Series 2016B 5.00%, 7/01/46	$10,000	$10,560,300
Series 2016D 5.00%, 7/01/36	8,500	9,065,675
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue) Series 2014C-1 5.00%, 7/01/44	11,970	12,678,744
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue) Series 2014D-4 5.00%, 7/01/29	1,400	1,538,600
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System) Series 2014C-2 5.00%, 7/01/44	2,000	2,063,660
Series 2014C-6 5.00%, 7/01/33	2,750	2,974,702
Michigan Finance Authority (Great Lakes Water Authority Water Supply System) Series 2014D-4 5.00%, 7/01/30	1,000	1,093,430
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 7/01/39	13,580	14,477,502
Michigan Strategic Fund (Canterbury Health Care, Inc. Obligated Group) Series 2016 5.00%, 7/01/46-7/01/51(a)	3,785	3,253,601
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group) Series 2013 8.50%, 12/01/30(a)	10,490	10,789,070
Series 2014 9.00%, 12/01/25	6,540	6,989,233
Series 2016 9.00%, 12/01/25(a)(g)(i)	2,890	2,286,452

AB MUNICIPAL INCOME FUND •	55

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group) Series 2013 5.50%, 6/01/47	$1,750	$1,817,025
Michigan Tobacco Settlement Finance Authority Series 2007A 6.00%, 6/01/48	23,470	20,661,814
Waterford Township Economic Development Corp (Canterbury Health Care, Inc. Obligated Group) Series 2016A 5.00%, 7/01/46-7/01/51(a)	4,940	4,237,699

		127,850,577

Minnesota – 0.2%
City of St Louis Park MN Series 2009 5.75%, 7/01/39	3,000	3,318,900
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthEast Obligated Group) Series 2015A 5.00%, 11/15/44	1,000	1,050,740

		4,369,640

Mississippi – 0.3%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016A 5.00%, 9/01/36	6,400	6,863,616

Missouri – 1.2%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2010 5.50%, 2/01/42	1,520	1,580,937
Series 2011 6.00%, 2/01/41	1,750	1,891,715
Kansas City Industrial Development Authority (Kansas City Industrial Development Authority Sales Tax) Series 2016A 5.00%, 4/01/36-4/01/46(a)	2,150	1,897,723

56	• AB MUNICIPAL INCOME FUND

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/51(a)	$8,000	$7,481,280
Lees Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016A 5.00%, 8/15/46-8/15/51	10,000	9,546,229
Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.) NATL Series 1998A 1.46%, 9/01/33(h)	8,000	7,231,256

		29,629,140

Montana – 0.1%
Montana Facility Finance Authority (Benefis Health System Obligated Group) 5.00%, 2/15/41	1,420	1,509,701

Nebraska – 1.0%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2012 5.00%, 9/01/32-9/01/42	17,050	18,077,687
5.25%, 9/01/37	1,500	1,613,520
Douglas County Hospital Authority No 2 (Madonna Rehabilitation Hospital) Series 2014 5.00%, 5/15/44	4,015	4,156,087

		23,847,294

Nevada – 0.3%
City of Reno NV Series 2007A 5.25%, 6/01/41	4,730	4,828,242
Las Vegas Redevelopment Agency Series 2016 5.00%, 6/15/45	3,000	3,218,490

		8,046,732

New Hampshire – 0.4%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University) Series 2012 5.00%, 1/01/42	4,585	4,966,243
Series 2016 5.00%, 1/01/41-1/01/46	5,460	5,932,786

		10,899,029

AB MUNICIPAL INCOME FUND •	57

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey – 5.6%
City of Bayonne NJ BAM Series 2016 5.00%, 7/01/39	$2,500	$2,711,625
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014U 5.00%, 6/15/40	8,500	8,552,870
Series 2015W 5.25%, 6/15/40	5,000	5,162,950
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 1/01/34	9,780	10,433,011
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012A 5.125%, 6/15/43	7,515	7,746,237
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 4.875%, 9/15/19	965	1,012,632
5.25%, 9/15/29	4,140	4,389,890
Series 2000B 5.625%, 11/15/30	4,525	5,026,506
New Jersey Health Care Facilities Financing Authority Series 2008 6.625%, 7/01/38	1,500	1,624,380
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.) Series 2010 5.00%, 7/01/25	5,240	5,658,833
New Jersey Health Care Facilities Financing Authority (Trinitas Regional Medical Center) Series 2007A 5.25%, 7/01/30	2,000	2,019,820
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 6/15/28	6,215	6,537,186

58	• AB MUNICIPAL INCOME FUND

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey Turnpike Authority Series 2012B 5.00%, 1/01/30	$9,360	$10,413,936
Series 2015E 5.00%, 1/01/45	18,000	19,411,020
South Jersey Transportation Authority LLC Series 2014A 5.00%, 11/01/39	7,765	8,120,404
Tobacco Settlement Financing Corp./NJ Series 2007-1A 5.00%, 6/01/41	45,910	38,863,274

		137,684,574

New Mexico – 0.7%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center) Series 2012 5.50%, 7/01/42	8,155	8,664,117
New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group) Series 2012A 5.00%, 8/01/42	7,000	7,688,590

		16,352,707

New York – 9.1%
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/39	6,950	6,865,627
5.50%, 11/01/44	2,875	2,941,384
City of Newburgh NY Series 2012A 5.25%, 6/15/27	1,010	1,105,031
5.625%, 6/15/34	1,235	1,336,171
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 1/01/22(b)	5,000	4,971,100
Metropolitan Transportation Authority Series 2015A 5.00%, 11/15/45	4,830	5,223,500
Series 2016C 5.00%, 11/15/36	5,000	5,523,450
AGM Series 2016B 5.00%, 11/15/33-11/15/35	20,220	22,449,251
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax) 5.00%, 11/15/31(e)	10,740	12,077,130

AB MUNICIPAL INCOME FUND •	59

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014A 5.875%, 1/01/23	$1,121	$1,140,345
6.50%, 1/01/32	1,399	1,406,261
6.70%, 1/01/49	5,999	5,898,414
Series 2014B 5.50%, 7/01/20	703	709,730
Series 2014C 2.00%, 1/01/49(c)(d)(f)	1,933	328,612
New York City Municipal Water Finance Authority Series 2013D 5.00%, 6/15/34(e)	10,000	11,196,500
New York City NY Transitional 5.00%, 11/01/28-2/01/32(e)	18,640	21,017,354
New York Liberty Development Corp. (7 World Trade Center II LLC) Series 2012 5.00%, 3/15/44	1,900	2,048,504
New York NY GO Series 2013A-1 5.00%, 10/01/28(e)	9,500	10,790,100
New York NY Transitional Fin Auth Series 2011D-1 5.00%, 2/01/26(e)	10,000	11,089,100
New York State Energy Research & Development Authority (Brooklyn Union Gas Co. (The)) NATL Series 1997A-1 0.963%, 12/01/20(h)	2,000	1,881,100
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.) XLCA Series 2004A 1.295%, 1/01/39(h)	11,025	10,056,399
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 7/01/41	22,110	22,527,658
5.25%, 1/01/50	8,000	8,205,600
Onondaga Civic Development Corp. Series 2012 5.00%, 7/01/42	3,765	4,332,009

60	• AB MUNICIPAL INCOME FUND

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 1/01/46	$6,375	$5,995,815
Port Authority of New York & New Jersey Series 2012 5.00%, 10/01/33	5,000	5,511,600
Port Authority of New York & New Jersey (Delta Air Lines, Inc.) Series 2010 6.00%, 12/01/42	2,285	2,580,336
Triborough Bridge & Tunnel Authority Series 2012B 5.00%, 11/15/28-11/15/29(e)	11,175	12,737,735
Ulster County Capital Resource Corp. (Kingston Regional Senior Living Corp.) Series 2014A 7.50%, 9/15/44(a)(g)	2,025	1,753,508
Series 2014B 7.00%, 9/15/44(a)	2,350	2,377,683
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.) Series 2007A 6.00%, 9/15/27-9/15/37	10,380	10,085,082
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/46	10,000	10,237,800

		226,399,889

North Carolina – 0.1%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 5.00%, 7/01/45	1,325	1,337,826
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/35	1,625	1,687,741

		3,025,567

North Dakota – 0.2%
County of Burleigh ND Series 2014A 5.00%, 7/01/35	4,120	4,643,982

AB MUNICIPAL INCOME FUND •	61

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Ohio – 3.4%
Buckeye Tobacco Settlement Financing Authority Series 2007A-2 5.875%, 6/01/47	$44,080	$37,094,643
County of Franklin OH (First Community Village Obligated Group) Series 2013 5.625%, 7/01/47	11,835	10,846,186
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 1/01/42	1,000	1,013,020
Dayton-Montgomery County Port Authority (StoryPoint Troy Project) Series 2015-1 7.00%, 1/15/40	5,265	5,083,621
7.125%, 1/15/50	1,560	1,499,659
Ohio Air Quality Development Authority (FirstEnergy Generation LLC) Series 2009D 4.25%, 8/01/29	12,525	11,467,514
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC) Series 2009A 4.375%, 6/01/33	2,730	2,493,664
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	1,510	1,379,279
State of Ohio (Portsmouth Gateway Group LLC) Series 2015 5.00%, 6/30/53	11,000	11,276,980
Toledo-Lucas County Port Authority (StoryPoint Obligated Group) Series 2016 6.375%, 1/15/51(a)	1,000	928,880

		83,083,446

Oklahoma – 0.3%
Oklahoma Development Finance Authority (Inverness Village an Oklahoma not for Profit Corp.) Series 2012 5.75%, 1/01/27	2,930	2,990,446

62	• AB MUNICIPAL INCOME FUND

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Tulsa Airports Improvement Trust (American Airlines, Inc.) Series 2013A 5.50%, 6/01/35	$3,875	$4,070,920

		7,061,366

Oregon – 1.1%
Deschutes County Hospital Facilities Authority (St Charles Health Systems, Inc.) Series 2016A 5.00%, 1/01/48	5,000	5,306,800
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014A 5.40%, 10/01/44	2,750	2,937,660
5.50%, 10/01/49	5,650	6,053,297
Klamath Falls Intercommunity Hospital Authority (Sky Lakes Medical Center, Inc.) Series 2016 5.00%, 9/01/46	1,000	1,057,600
Oregon St Dept of Transportation Series 2013A 5.00%, 11/15/29-11/15/30(e)	10,000	11,615,700

		26,971,057

Pennsylvania – 4.4%
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2016A 5.00%, 11/15/46	1,250	1,360,838
Commonwealth of Pennsylvania Series 2011 5.00%, 11/15/29(e)	10,000	11,299,900
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 6/01/46-6/01/51	6,390	6,112,824
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2010 6.125%, 1/01/45	4,170	4,384,213
Series 2012 5.25%, 1/01/32-1/01/41	3,720	3,862,892
Lehigh County General Purpose Authority (Good Shepherd Obligated Group (The)) Series 2016 4.00%, 11/01/46	2,500	2,378,400

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AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Montgomery County Industrial Development Authority/PA (Philadelphia Presbytery Homes, Inc.) Series 2010 6.50%, 12/01/25	$4,000	$4,568,520
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community) Series 2015 5.375%, 1/01/50	3,000	2,838,450
Moon Industrial Development Authority (Baptist Home Society Obligated Group) Series 2015 6.00%, 7/01/45	18,125	19,092,512
Norristown Area School District COP Series 2012 5.00%, 4/01/32	3,900	4,049,097
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2012A 5.25%, 3/01/42	2,135	2,254,347
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The)) Series 2012A 5.00%, 11/01/41	3,620	3,837,924
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/34-6/30/42	11,930	12,210,213
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 6/01/40	1,300	1,277,484
6.50%, 6/01/45	2,390	2,368,538
6.625%, 6/01/50	4,150	4,151,287
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016A 5.00%, 1/01/51-1/01/57(a)	12,395	12,119,526
Series 2016B 6.08%, 1/01/26(a)	1,090	1,061,409

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AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2016C Zero Coupon, 1/01/36(a)	$3,010	$971,146
Series 2016D Zero Coupon, 1/01/57(a)	62,965	3,586,486
State Public School Building Authority (Harrisburg School District) AGM Series 2016A 5.00%, 12/01/29	5,635	6,247,074

		110,033,080

Puerto Rico – 0.5%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	11,205	10,672,763
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.375%, 4/01/42	1,665	1,505,526

		12,178,289

Rhode Island – 0.7%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 5/15/31-5/15/34	6,240	6,685,300
Rhode Island Health & Educational Building Corp. (Tockwotton Home) Series 2011 8.375%, 1/01/46	8,500	9,693,655

		16,378,955

Tennessee – 1.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.125%, 12/01/42(a)	15,000	13,300,950
Chattanooga Health Educational & Housing Facility Board (Catholic Health Initiatives) Series 2013 5.25%, 1/01/45	4,850	5,208,949

AB MUNICIPAL INCOME FUND •	65

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group) Series 2012 5.00%, 8/15/42	$2,455	$2,585,164
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center) Series 2016 5.00%, 7/01/46	5,650	6,012,221
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc. (The)) Series 2012 5.00%, 12/01/32	2,200	2,134,022
5.25%, 12/01/42	5,700	5,481,291
5.375%, 12/01/47	1,700	1,648,881
Series 2014 5.25%, 12/01/44-12/01/49	4,325	4,109,142

		40,480,620

Texas – 11.3%
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016A 5.00%, 12/01/46	2,175	2,233,507
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2016A 4.625%, 8/15/46	2,120	1,948,471
Austin Convention Enterprises, Inc. Series 2006B 6.00%, 1/01/20(a)	1,195	1,197,008
Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/40-12/01/45	6,425	6,447,469
5.25%, 12/01/35	1,200	1,253,292
Central Texas Regional Mobility Authority Series 2011 6.00%, 1/01/41	5,600	6,471,752
Series 2015A 5.00%, 1/01/35-1/01/45	24,030	25,504,353
Series 2016 5.00%, 1/01/46	15,475	16,304,924
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 9/01/40	4,715	5,087,721

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AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 7/01/29	$12,845	$13,624,691
Series 2015B 5.00%, 7/15/30-7/15/35	4,655	4,893,685
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2011 5.75%, 8/15/41	1,000	1,083,850
Series 2012 5.00%, 8/15/32-8/15/42	6,470	6,805,485
Series 2013 6.00%, 8/15/43	1,000	1,099,740
County of Harris TX (County of Harris TX Toll Road) Series 2016A 5.00%, 8/15/41-8/15/47	10,000	11,071,040
Dallas County Flood Control District No 1 Series 2015 5.00%, 4/01/32(a)	2,000	2,000,940
Dallas/Fort Worth International Airport Series 2013A 5.00%, 11/01/29	5,155	5,673,851
Decatur Hospital Authority (Wise Regional Health System) Series 2014A 5.25%, 9/01/44	6,300	6,480,999
Grand Parkway Transportation Corp. Series 2013B 5.00%, 4/01/53	5,100	5,612,448
Houston TX Util Sys Series 2011D 5.00%, 11/15/28(e)	9,600	10,838,304
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 8/15/35	1,800	1,879,866
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.) Series 2014 5.125%, 2/15/42	2,000	2,045,120
Mission Economic Development Corp. (Natgasoline LLC) Series 2016B 5.75%, 10/01/31(a)	6,985	7,307,428

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AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Carillon, Inc.) Series 2016 5.00%, 7/01/36-7/01/46	$6,150	$5,837,710
New Hope Cultural Education Facilities Finance Corp. (Legacy at Willow Bend Retirement Community, Inc. (The)) Series 2016 5.00%, 11/01/46	2,900	2,947,444
New Hope Cultural Education Facilities Finance Corp. (MRC Crestview) Series 2016 5.00%, 11/15/46	1,850	1,761,755
New Hope Cultural Education Facilities Finance Corp. (The Langford at College Station) Series 2016A 5.375%, 11/15/36	500	457,940
5.50%, 11/15/46-11/15/52	2,150	1,913,948
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.) Series 2014 5.50%, 1/01/49	3,100	3,105,859
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/40	1,000	1,012,430
North East Texas Regional Mobility Authority Series 2016 5.00%, 1/01/41-1/01/46	15,250	16,078,060
North Texas Education Finance Corp. (Uplift Education) Series 2012A 5.125%, 12/01/42	9,860	10,268,697
North Texas Tollway Authority Series 2015A 5.00%, 1/01/38	5,000	5,471,800
Red River Education Finance Corp. (St Edward’s University, Inc.) Series 2016 5.00%, 6/01/46	2,000	2,095,420

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AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Red River Health Facilities Development Corp. (MRC Crossings Proj) Series 2014A 7.75%, 11/15/44	$2,000	$2,238,620
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation) Series 2012 5.125%, 1/01/41	4,360	4,466,297
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 7/01/38(b)	5,720	2,574,000
Tarrant County Cultural Education Facilities Finance Corp. Series 2010 8.125%, 11/15/44	5,000	6,183,800
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group) Series 2016A 5.00%, 11/15/45	2,000	2,154,340
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007 5.50%, 11/15/22	4,000	4,099,880
Series 2014 5.625%, 11/15/41	3,250	3,418,707
Series 2015I 5.50%, 11/15/45	1,880	1,964,995
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2009A 8.00%, 11/15/28	2,000	2,140,840
8.25%, 11/15/44	10,700	11,417,542
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014A-1 5.00%, 10/01/44-10/01/49	3,960	4,002,355
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC) 2016 5.00%, 12/31/45	1,000	1,020,430

AB MUNICIPAL INCOME FUND •	69

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2016 5.00%, 12/31/50	$3,500	$3,550,855
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	7,810	8,928,080
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	6,450	7,328,554
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools) Series 2012A 5.00%, 8/15/27	500	522,705
5.25%, 8/15/42	2,375	2,422,262
Travis County Health Facilities Development Corp. (Longhorn Village) Series 2012A 7.00%, 1/01/32	8,155	8,940,490
7.125%, 1/01/46	860	937,434
Viridian Municipal Management District Series 2011 9.00%, 12/01/37	3,000	3,943,920

		280,073,113

Utah – 0.5%
Timber Lakes Water Special Service District Series 2011 8.125%, 6/15/31	3,565	3,753,410
Utah Charter School Finance Authority Series 2010 8.25%, 7/15/46	2,000	2,259,000
Utah Charter School Finance Authority (Early Light Academy, Inc.) Series 2010 8.50%, 7/15/46	2,000	2,192,700
Utah Charter School Finance Authority (North Star Academy) Series 2010A 7.00%, 7/15/45	1,840	1,983,998
Utah Charter School Finance Authority (Vista at Entrada School of Performing Arts & Technology) Series 2012 6.30%, 7/15/32	850	882,802
6.55%, 7/15/42	1,890	1,946,001

		13,017,911

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AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Vermont – 0.1%
Vermont Economic Development Authority (Wake Robin Corp.) Series 2012 5.40%, 5/01/33	$3,100	$3,284,233

Virginia – 4.4%
Chesapeake Bay Bridge & Tunnel District 5.00%, 7/01/46	1,750	1,860,775
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 1/01/43	1,970	1,988,735
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue Series 2012A 5.00%, 7/15/47	4,600	4,796,098
Fairfax County Economic Development Authority (Goodwin House, Inc.) Series 2016 5.00%, 10/01/42	1,000	1,053,080
Fairfax County Economic Development Authority (Vinson Hall LLC) Series 2013A 5.00%, 12/01/42-12/01/47	6,520	6,573,538
Mosaic District Community Development Authority Series 2011A 6.875%, 3/01/36	2,915	3,208,715
Prince William County Industrial Development Authority (Westminster at Lake Ridge) Series 2016 5.00%, 1/01/46(i)	3,500	3,315,305
Tobacco Settlement Financing Corp./VA Series 2007B-1 5.00%, 6/01/47	40,835	32,933,836
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog) Series 2013A 5.00%, 2/01/28(e)	9,200	10,487,448
Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 7/01/35-7/01/45(a)	4,310	3,993,869
Series 2015B 5.00%, 7/01/45(a)	4,000	3,675,680

AB MUNICIPAL INCOME FUND •	71

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Virginia Commonwealth Transp Brd Tr Series 2011 5.00%, 5/15/26(e)	$8,275	$9,385,919
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 1/01/32	6,240	6,638,112
5.50%, 1/01/42	17,045	18,135,198

		108,046,308

Washington – 4.1%
King County Public Hospital District No 4 Series 2015A 5.00%, 12/01/38	5,700	5,284,128
Seattle WA Mun Light & Pwr Series 2011A 5.00%, 2/01/26(e)	7,500	8,364,150
Washington Health Care Facilities Authority Series 2012 5.00%, 12/01/42	9,390	10,702,065
Washington Health Care Facilities Authority (Catholic Health Initiatives) Series 2013A 5.25%, 1/01/40	3,355	3,625,916
Washington Health Care Facilities Authority (Multicare Health System Obligated Group) Series 2012A 5.00%, 8/15/44	4,000	4,279,440
Washington Health Care Facilities Authority (Providence Health & Services Obligated Group) Series 2012A 5.00%, 10/01/42	11,850	12,713,865
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.25%, 10/01/46	3,250	3,518,905
Washington St GO 5.00%, 7/01/24(e)	5,000	5,556,600
Series 2011B 5.00%, 7/01/25(e)	10,000	11,105,901
Washington State Housing Finance Commission (Mirabella) Series 2012A 6.75%, 10/01/47	18,350	19,770,841

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	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016A 5.00%, 1/01/46-1/01/51(a)	$6,900	$6,526,530
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 1/01/48	5,315	5,367,459
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014A 7.375%, 1/01/44(a)	4,185	4,649,744

		101,465,544

West Virginia – 0.6%
West Virginia Economic Development Authority (Morgantown Energy Associates) Series 2016 2.875%, 12/15/26	6,340	5,859,745
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) AGM Series 2004C 1.085%, 2/15/34(h)	1,950	1,718,340
West Virginia Hospital Finance Authority (West Virginia United Health System, Inc.) Series 2013A 5.50%, 6/01/44	7,050	7,823,244

		15,401,329

Wisconsin – 1.5%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax) Series 2011 6.50%, 2/01/31(a)	435	488,179
University of Wisconsin Hospitals & Clinics Series 2013A 5.00%, 4/01/38	6,485	7,109,181
Wisconsin Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group) Series 2016 5.125%, 6/01/48(a)	4,310	3,741,037

AB MUNICIPAL INCOME FUND •	73

AB High Income Municipal Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016C 4.30%, 11/01/30	$5,090	$5,074,017
Series 2016D 4.05%, 11/01/30	1,780	1,774,322
Wisconsin Public Finance Authority (Natgasoline LLC) Series 2016 10.00%, 6/30/21(a)	13,750	13,316,325
Wisconsin Public Finance Authority (Rose Villa) Series 2014A 5.75%, 11/15/44	1,100	1,141,822
6.00%, 11/15/49	1,500	1,576,230
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 4/01/45	1,740	1,775,966
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015A 5.00%, 9/01/38(a)	1,725	1,658,535

		37,655,614

Total Municipal Obligations (cost $2,542,635,336)		2,541,472,477

	Shares
SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.30%(j)(k) (cost $10,554,719)	10,554,719	10,554,719

	Principal Amount (000)
Corporates - Investment Grade – 0.1%
Capital Goods – 0.1%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 12/31/16(l) (cost $2,260,000)	$2,260	2,258,440

Total Short-Term Investments (cost $12,814,719)		12,813,159

Total Investments – 103.1% (cost $2,555,450,055)		2,554,285,636
Other assets less liabilities – (3.1)%		(76,010,238)

Net Assets – 100.0%		$2,478,275,398

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AB High Income Municipal Portfolio—Portfolio of Investments

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$41,500	8/03/23	0.876%	SIFMA*	$1,862,109

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate market value of these securities amounted to $178,019,866 or 7.2% of net assets.

(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/32	12/22/11	$3,795,000	$2,733,463	0.11%
California School Finance Authority (Tri-Valley Learning Corp.) Series 2012A 7.00%, 6/01/47	9/07/12	8,995,000	5,397,000	0.22%
Capital Trust Agency, Inc. (Million Air One LLC) Series 2011 7.75%, 1/01/41	4/15/16	14,977,665	12,903,105	0.52%
Illinois Finance Authority (Greenfields of Geneva) Series 2010A 8.125%, 2/15/40	12/18/13	3,800,307	2,705,316	0.11%
Illinois Finance Authority (Greenfields of Geneva) Series 2010A 8.25%, 2/15/46	8/20/10	1,928,653	1,334,912	0.05%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 1/01/22	7/10/15	5,000,000	4,971,100	0.20%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A 8.375%, 7/01/39	7/31/14	17,000,000	5,950,000	0.24%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10.50%, 7/01/39	11/22/13	7,250,000	2,537,500	0.10%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 7/01/38	8/31/12	5,720,000	2,574,000	0.10%

AB MUNICIPAL INCOME FUND •	75

AB High Income Municipal Portfolio—Portfolio of Investments

(c)	Non-income producing security.

(d)	Defaulted.

(e)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

(f)	Illiquid security.

(g)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2016 and the aggregate market value of these securities amounted to $37,495,684 or 1.51% of net assets.

(i)	When-Issued or delayed delivery security.

(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(k)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(l)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.09% of net assets as of November 30, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 12/31/16	6/15/16	$2,260,000	$2,258,440	0.09%

As of November 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.2% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

COP – Certificate of Participation

GO – General Obligation

NATL – National Interstate Corporation

OSF – Order of St. Francis

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

76	• AB MUNICIPAL INCOME FUND

AB High Income Municipal Portfolio—Portfolio of Investments

AB NATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.9%
Long-Term Municipal Bonds – 96.9%
Alabama – 2.1%
County of Jefferson AL (County of Jefferson AL Sch Warrants) Series 2004A 5.25%, 1/01/18-1/01/23	$3,900	$3,938,268
AGM Series 2004 5.50%, 1/01/21	1,000	1,007,490
Infirmary Health System Special Care Facilities Financing Authority of Mobile Series 2016A 5.00%, 2/01/36	2,500	2,662,325
University of Alabama (The) Series 2008A 5.75%, 9/01/22 (Pre-refunded/ETM)	3,000	3,230,880
Water Works Board of the City of Birmingham (The) Series 2011 5.00%, 1/01/31 (Pre-refunded/ETM)	10,000	11,209,100
Series 2015A 5.00%, 1/01/33-1/01/34	4,390	4,891,594

		26,939,657

Arizona – 2.0%
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group) Series 2014A 5.00%, 12/01/33-12/01/34	12,615	14,041,265
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Desert Village) Series 2002 7.375%, 7/01/27	1,653	1,656,703
Salt River Project Agricultural Improvement & Power District Series 2016A 5.00%, 1/01/34(a)	5,000	5,704,850
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/23	3,685	4,216,746
Sundance Community Facilities District Assessment District No 1 Series 2002 7.75%, 7/01/22	98	98,033

		25,717,597

AB MUNICIPAL INCOME FUND •	77

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

California – 13.6%
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/35	$10,550	$11,293,142
Anaheim Housing & Public Improvements Authority (Anaheim Electric Utility Fund) Series 2016A 5.00%, 10/01/41	3,100	3,347,380
Bay Area Toll Authority
Series 2013S 5.00%, 4/01/31	5,560	6,233,205
California Econ Recovery Series 2009A 5.25%, 7/01/21 (Pre-refunded/ETM)	1,510	1,655,549
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 4/01/45	4,000	4,336,560
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 7/01/37-11/21/45(b)	11,000	11,544,800
California Statewide Communities Development Authority Series 2008 6.25%, 8/15/28 (Pre-refunded/ETM)	1,715	1,858,597
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 8/15/23	80	85,598
City of Los Angeles CA Wastewater System Revenue Series 2013A 5.00%, 6/01/33	9,310	10,494,046
City of Los Angeles Department of Airports (Los Angeles Intl Airport) Series 2009A 5.25%, 5/15/29	9,260	10,064,694
County of San Bernardino CA COP Series 2009A 5.25%, 8/01/26	1,910	2,056,325
Los Angeles Department of Water & Power PWR Series 2013B 5.00%, 7/01/29-7/01/30	15,630	17,914,712

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AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power WTR Series 2013A 5.00%, 7/01/31	$9,115	$10,308,974
Series 2013B 5.00%, 7/01/32	1,900	2,157,849
Manteca Unified School District (Manteca Unified School District CFD No 89-1) NATL Series 2001 Zero Coupon, 9/01/31	11,910	6,440,094
Ontario Redevelopment Financing Authority NATL Series 1993 5.80%, 8/01/23 (Pre-refunded/ETM)	1,000	1,089,010
Port of Los Angeles Series 2009C 5.25%, 8/01/24	17,205	18,868,723
Series 2014A 5.00%, 8/01/34	5,790	6,442,591
Sacramento Area Flood Control Agency 5.00%, 10/01/32-10/01/35(a)	14,215	15,967,561
San Diego County Water Authority COP AGM Series 2008A 5.00%, 5/01/25 (Pre-refunded/ETM)	3,000	3,162,720
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport) Series 2010A 4.90%, 5/01/29	2,800	3,060,680
State of California Series 2007 5.00%, 11/01/32 (Pre-refunded/ETM)	6,160	6,386,072
5.00%, 11/01/32	3,840	3,968,870
Series 2013 5.00%, 11/01/29	8,000	9,038,960
University of California Series 2013A 5.00%, 5/15/30	3,200	3,661,120

		171,437,832

Colorado – 1.3%
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group) Series 2006 5.25%, 6/01/19-6/01/23	635	636,146
E-470 Public Highway Authority Series 2010C 5.25%, 9/01/25	2,900	3,107,785
5.375%, 9/01/26	3,600	3,867,084

AB MUNICIPAL INCOME FUND •	79

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Park Creek Metropolitan District Series 2015A 5.00%, 12/01/34	$1,300	$1,392,274
PV Water & Sanitation Metropolitan District Series 2006 Zero Coupon, 12/15/17(c)(d)(e)	3,122	624,400
Regional Transportation District (Denver Transit Partners LLC) Series 2010 6.00%, 1/15/41	2,400	2,629,080
Sterling Ranch Community Authority Board Series 2015A 5.50%, 12/01/35	1,500	1,401,180
Three Springs Metropolitan District No 3 Series 2010 7.75%, 12/01/39	1,950	2,015,130

		15,673,079

Connecticut – 1.2%
State of Connecticut Series 2015F 5.00%, 11/15/30-11/15/32	7,000	7,807,250
State of Connecticut Special Tax Revenue Series 2012 5.00%, 1/01/29	6,445	7,246,887

		15,054,137

Delaware – 0.1%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 9/01/46	550	583,484

District of Columbia – 2.1%
District of Columbia (Catholic University of America (The)) Series 2010 5.00%, 10/01/34	700	740,866
District of Columbia (District of Columbia Pers Income Tax) Series 2009B 5.25%, 12/01/26	9,600	10,577,280
District of Columbia Water & Sewer Authority Series 2016A 5.00%, 10/01/36	7,000	7,882,140
Metropolitan Washington Airports Authority Series 2016A 5.00%, 10/01/35	2,300	2,496,857

80	• AB MUNICIPAL INCOME FUND

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Washington Convention & Sports Authority (Washington Convention & Sports Authority Ded Tax) AMBAC Series 2007A 5.00%, 10/01/23	$5,000	$5,016,300

		26,713,443

Florida – 3.8%
Bexley Community Development District Series 2016 4.70%, 5/01/36	1,750	1,570,695
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 4/01/33	1,500	1,588,455
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 7/01/40(b)	1,000	1,041,950
County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/33	1,700	1,795,574
Series 2015A 5.00%, 10/01/38	4,300	4,518,784
County of Miami-Dade FL Spl Tax Series 2012B 5.00%, 10/01/30-10/01/31	9,450	10,543,783
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 4/01/32	1,125	1,192,882
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 6/01/36	2,190	2,377,727
Hollywood Community Redevelopment Agency XLCA Series 2007 5.00%, 3/01/24 (Pre-refunded/ETM)	5,000	5,048,950
Marshall Creek Community Development District Series 2016 6.32%, 5/01/45	125	116,451

AB MUNICIPAL INCOME FUND •	81

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2002 6.625%, 5/01/32(c)(d)(e)	$1,915	$1,803,164
Miami-Dade County Expressway Authority Series 2014B 5.00%, 7/01/31	3,750	4,179,300
Miami-Dade County Housing Finance Authority (Golden Associates Ltd.) Series 1997A 6.00%, 11/01/32	250	250,858
6.05%, 11/01/39	750	752,468
Orange County School Board COP Series 2016C 5.00%, 8/01/34	5,000	5,583,750
South Florida Water Management District COP Series 2016 5.00%, 10/01/33	5,000	5,500,000

		47,864,791

Guam – 0.0%
Guam Department of Education COP Series 2010A 6.875%, 12/01/40	515	550,808

Hawaii – 2.8%
State of Hawaii Series 2015E 4.00%, 10/01/34	2,510	2,575,662
Series 2016F 4.00%, 10/01/31-10/01/36	31,280	32,148,898

		34,724,560

Illinois – 6.9%
Chicago Board of Education AGM Series 2007B 5.00%, 12/01/24	10,000	10,135,700
City of Chicago IL (Asphalt Operating Services of Chicago LLC) Series 2010 6.125%, 12/01/18	1,795	1,816,109
City of Chicago IL (Chicago IL SA Lakeshore East) Series 2003 6.75%, 12/01/32	1,404	1,405,952

82	• AB MUNICIPAL INCOME FUND

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

City of Chicago IL (City of Chicago IL Sales Tax) AGM Series 2005 5.00%, 1/01/25	$6,905	$6,923,022
Cook County Forest Preserve District Series 2012C 5.00%, 12/15/32	7,745	8,240,138
Illinois Finance Authority (Greenfields of Geneva) Series 2010A 8.25%, 2/15/46(f)	2,050	1,403,368
Illinois Finance Authority (Illinois Institute of Technology) Series 2006A 5.00%, 4/01/31	750	750,375
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015A 5.00%, 11/15/35	3,500	3,709,580
Illinois Finance Authority (Park Place of Elmhurst) Series 2016A 6.44%, 5/15/55	3,345	3,202,933
Series 2016C 2.00%, 5/15/55(e)	590	25,162
Illinois Finance Authority (Presence Health Network Obligated Group) Series 2016C 5.00%, 2/15/32(c)(d)	5,000	5,160,950
Illinois Sports Facilities Authority (The) AMBAC Series 2001 5.50%, 6/15/30	4,960	4,973,690
Kane Cook & DuPage Counties School District No U-46 Elgin Series 2015D 5.00%, 1/01/34-1/01/35	4,250	4,488,669
Metropolitan Pier & Exposition Authority Series 2012B 5.00%, 12/15/28	21,500	22,567,475
State of Illinois Series 2012 5.00%, 3/01/31	2,000	2,020,040
Series 2014 5.00%, 4/01/30-5/01/35	3,680	3,655,577
Village of Matteson IL Series 2010 8.00%, 12/01/29(g)	3,350	2,320,076

AB MUNICIPAL INCOME FUND •	83

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Village of Pingree Grove IL Special Service Area No 7 Series 2015A 4.50%, 3/01/25	$923	$933,578
5.00%, 3/01/36	2,323	2,319,980
Series 2015B 6.00%, 3/01/36	787	812,184

		86,864,558

Indiana – 2.1%
Indiana Finance Authority (CWA Authority, Inc.) Series 2014A 5.00%, 10/01/32-10/01/34	12,320	13,707,251
Indiana Finance Authority (I-69 Development Partners LLC) Series 2014 5.00%, 9/01/46	3,750	3,492,225
Indiana Finance Authority (WVB East End Partners LLC) Series 2013A 5.00%, 7/01/44	1,930	1,966,709
Indianapolis Local Public Improvement Bond Bank (Marion County Capital Improvement Board) Series 2011K 5.00%, 6/01/27	6,840	7,564,903

		26,731,088

Iowa – 0.5%
Xenia Rural Water District Series 2016 5.00%, 12/01/31-12/01/36	5,375	5,718,007

Kentucky – 0.5%
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway) Series 2015A 5.00%, 7/01/40	1,300	1,347,879
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/30-10/01/33	5,000	5,444,480

		6,792,359

84	• AB MUNICIPAL INCOME FUND

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Louisiana – 2.0%
City of New Orleans LA AGC Series 2007A 5.00%, 12/01/18 (Pre-refunded/ETM)	$2,025	$2,104,096
5.00%, 12/01/19 (Pre-refunded/ETM)	2,115	2,197,612
5.00%, 12/01/22 (Pre-refunded/ETM)	1,060	1,101,404
Louisiana Agricultural Finance Authority (Louisiana Agricultural Finance Authority State Lease) Series 2007 5.25%, 9/15/17	320	326,800
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2009A 5.00%, 4/01/26 (Pre-refunded/ETM)	715	772,229
Louisiana Local Government Environmental Facilities & Community Development Auth (East Baton Rouge Sewerage Commission) Series 2014 5.00%, 2/01/44	12,000	12,824,400
Louisiana Public Facilities Authority (Ochsner Clinic Foundation) Series 2016 5.00%, 5/15/32-5/15/34	5,500	5,876,697

		25,203,238

Maine – 0.8%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 7/01/33-7/01/34	9,310	10,099,161

Maryland – 0.1%
County of Anne Arundel MD (National Business Park North) Series 2010 6.10%, 7/01/40	885	917,249

Massachusetts – 2.2%
Commonwealth of Massachusetts NATL Series 2000G 0.615%, 12/01/30(h)	3,100	2,825,281
Massachusetts Development Finance Agency (Boston University) Series 2016B 5.00%, 10/01/46	2,000	2,203,720

AB MUNICIPAL INCOME FUND •	85

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group) Series 2016N 5.00%, 12/01/33	$2,000	$2,234,960
Massachusetts Development Finance Agency (Emerson College) Series 2010A 5.00%, 1/01/40	2,000	2,083,740
5.50%, 1/01/30	4,750	5,170,280
Massachusetts Development Finance Agency (President and Fellows of Harvard College) Series 2016A 5.00%, 7/15/34	5,700	6,619,752
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 7/01/31-7/01/36	4,085	4,376,533
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group) Series 2010C 5.375%, 7/01/35	2,245	2,417,977

		27,932,243

Michigan – 3.9%
Detroit City School District Series 2012A 5.00%, 5/01/27-5/01/30	7,965	8,606,304
Michigan Finance Authority (Great Lakes Water Authority Water Supply System) Series 2014D4 5.00%, 7/01/34	11,225	12,080,906
Michigan Finance Authority (MidMichigan Obligated Group) Series 2014 5.00%, 6/01/34	2,000	2,194,740
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 7/01/33	2,485	2,682,955

86	• AB MUNICIPAL INCOME FUND

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Michigan State Building Authority (Michigan State Building Authority Lease) Series 2015I 5.00%, 4/15/33	$7,750	$8,597,618
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group) Series 2013 8.50%, 12/01/30(b)	6,240	6,417,903
Series 2016 9.00%, 12/01/25(a)(b)(g)	1,415	1,119,491
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/30(f)	2,000	1,626,860
Wayne State University Series 2009A 5.00%, 11/15/29 (Pre-refunded/ETM)	2,480	2,720,808
5.00%, 11/15/29	2,735	2,964,357

		49,011,942

Minnesota – 0.9%
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2007 5.00%, 5/01/22	1,350	1,365,471
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 20102A 6.00%, 12/01/40	3,000	3,433,080
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthEast Obligated Group) Series 2015A 5.00%, 11/15/40	1,000	1,056,060
Minnesota Higher Education Facilities Authority (St Olaf College) Series 20158 5.00%, 12/01/30	1,000	1,133,790
University of Minnesota Series 2014B 4.00%, 1/01/31-1/01/34	4,500	4,666,415

		11,654,816

Mississippi – 1.3%
Mississippi Development Bank Series 2010D 5.25%, 8/01/27 (Pre-refunded/ETM)	15,000	16,850,850

AB MUNICIPAL INCOME FUND •	87

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Missouri – 1.7%
City of Kansas City MO Series 2008C 5.00%, 4/01/28 (Pre-refunded/ETM)	$14,000	$14,697,480
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2010 5.50%, 2/01/42	1,880	1,955,369
Joplin Industrial Development Authority (Freeman Health System) Series 2015 5.00%, 2/15/35	1,485	1,605,879
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/46(b)	2,725	2,599,541

		20,858,269

Nebraska – 0.3%
Omaha Public Power District Series 2014A 5.00%, 2/01/32	2,775	3,128,008

Nevada – 1.0%
County of Clark Department of Aviation (Las Vegas-McCarran International Airport) Series 2012B 5.00%, 7/01/29	6,070	6,790,995
State of Nevada NATL Series 2007B 5.00%, 12/01/25 (Pre-refunded/ETM)	5,800	6,026,548

		12,817,543

New Jersey – 4.3%
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 5/01/33-5/01/34	7,935	8,925,118
Morris-Union Jointure Commission COP AGM Series 2013 5.00%, 8/01/25	2,055	2,237,792

88	• AB MUNICIPAL INCOME FUND

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014U 5.00%, 6/15/30	$5,840	$6,020,865
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2016A 5.00%, 7/01/33-7/01/34	3,520	3,901,380
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 6/15/29	2,175	2,270,483
New Jersey Turnpike Authority Series 2014A 5.00%, 1/01/33	4,750	5,300,525
Series 2015E 5.00%, 1/01/33	11,000	12,029,930
Series 2016A 5.00%, 1/01/33	8,500	9,413,835
Union County Utilities Authority (County of Union NJ Lease) Series 2011A 5.25%, 12/01/31	4,340	4,571,105

		54,671,033

New York – 10.7%
City of New York NY Series 2008B-1 5.25%, 9/01/23	5,000	5,337,500
Series 2012G 5.00%, 4/01/29	9,550	10,732,576
Metropolitan Transportation Authority Series 2012F 5.00%, 11/15/27	1,680	1,882,054
Series 2013B 5.00%, 11/15/32	5,000	5,538,700
Series 2013E 5.00%, 11/15/32	5,000	5,576,150
Series 2016D 5.00%, 11/15/31	5,000	5,652,100
New York City Municipal Water Finance Authority Series 2014D 5.00%, 6/15/35	4,000	4,506,760

AB MUNICIPAL INCOME FUND •	89

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/30	$15,015	$16,940,524
Series 2014B-1 5.00%, 8/01/32	4,000	4,520,080
Series 2014D-1 5.00%, 2/01/34	5,000	5,578,100
Series 2016B 5.00%, 8/01/32	10,000	11,395,400
New York Liberty Development Corp. (4 World Trade Center LLC) Series 2011 5.00%, 11/15/31	2,775	3,083,469
New York Liberty Development Corp. (National Sports Museum) Series 2006A 6.125%, 2/15/19(c)(d)(e)	1,188	12
New York State Dormitory Authority Series 2012D 5.00%, 2/15/29 (Pre-refunded/ETM)	705	801,000
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012D 5.00%, 2/15/29	4,255	4,724,029
Series 2015E 5.00%, 3/15/34	11,000	12,352,120
5.25%, 3/15/33	2,000	2,308,200
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.) XLCA Series 2004A 1.295%, 1/01/39(h)	3,700	3,374,936
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.) AMBAC Series 1987A 1.338%, 3/01/27(h)	5,370	5,152,101
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016A 5.00%, 1/01/34	2,070	2,290,869
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013A 5.00%, 3/15/43	5,000	5,487,100

90	• AB MUNICIPAL INCOME FUND

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Port Authority of New York & New Jersey Series 2014 5.00%, 9/01/30-9/01/31	$13,750	$15,295,575
Series 20161 5.00%, 11/15/35	2,255	2,538,995

		135,068,350

North Carolina – 1.3%
County of Iredell NC COP AGM Series 2008 5.25%, 6/01/22 (Pre-refunded/ETM)	920	974,538
North Carolina Medical Care Commission (United Methodist Retirement Homes, Inc. (The)) Series 2016A 5.00%, 10/01/30-10/01/35	2,000	2,163,092
North Carolina Medical Care Commission (WakeMed Obligated Group) Series 2009B 0.54%, 10/01/38(i)	7,200	7,200,000
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 3/01/30	5,000	5,639,300

		15,976,930

Ohio – 3.4%
City of Akron OH (City of Akron OH Income Tax) Series 2012A 5.00%, 12/01/31	2,345	2,655,501
Series 2014 5.00%, 12/01/33	4,250	4,794,127
City of Cleveland OH Series 2008 5.25%, 5/15/24 (Pre-refunded/ETM)	5,500	5,809,815
Cleveland Department of Public Utilities Division of Public Power NATL Series 2006A 5.00%, 11/15/18	1,350	1,353,713
Columbus City School District Series 2016A 5.00%, 12/01/30-12/01/31	9,000	10,343,200
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease) Series 2014 5.00%, 12/01/31	3,855	4,355,225

AB MUNICIPAL INCOME FUND •	91

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Kent State University Series 2012A 5.00%, 5/01/29	$2,000	$2,215,020
Ohio Air Quality Development Authority (FirstEnergy Generation LLC) Series 2009D 4.25%, 8/01/29	1,985	1,817,406
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC) Series 2009A 4.375%, 6/01/33	950	867,759
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	1,090	995,639
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/21	6,730	7,975,117

		43,182,522

Oklahoma – 0.1%
Tulsa Airports Improvement Trust BAM Series 2015A 5.00%, 6/01/35	1,000	1,082,310

Oregon – 0.3%
Tri-County Metropolitan Transportation District of Oregon Series 2011A 5.00%, 10/01/27	3,000	3,348,750

Pennsylvania – 3.8%
Bensalem Township School District Series 2013 5.00%, 6/01/30	5,000	5,738,250
Montgomery County Industrial Development Authority/PA Series 2010 5.25%, 8/01/33 (Pre-refunded/ETM)	4,715	5,305,695
Moon Industrial Development Authority (Baptist Home Society Obligated Group) Series 2015 6.00%, 7/01/45	5,375	5,661,917

92	• AB MUNICIPAL INCOME FUND

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/34-12/31/38	$5,060	$5,199,613
Pennsylvania Industrial Development Authority Series 2008 5.50%, 7/01/23 (Pre-refunded/ETM)	3,940	4,201,143
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2016A 5.00%, 12/01/32	2,220	2,516,681
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 6/01/40	3,100	3,046,308
Philadelphia Authority for Industrial Development (LLPCS Foundation) Series 2005A 5.25%, 7/01/24(c)(d)(e)	1,030	10,300
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax) AGM Series 2010 5.00%, 2/01/31	6,925	7,589,523
State Public School Building Authority (School District of Philadelphia (The)) Series 2012 5.00%, 4/01/30-4/01/31	6,500	6,810,670
Township of Lower Paxton PA Series 2014 5.00%, 4/01/31	1,685	1,907,353

		47,987,453

Puerto Rico – 0.1%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2008 5.125%, 12/01/27	1,065	1,117,313

AB MUNICIPAL INCOME FUND •	93

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Rhode Island – 0.2%
Rhode Island Commerce Corp. (Providence Place Group LP) AGC Series 2000 6.125%, 7/01/20	$2,665	$2,676,273

South Carolina – 0.2%
Dorchester County School District No 2 Series 2006 5.00%, 12/01/30 (Pre-refunded/ETM)	1,500	1,500,000
AGC Series 2006 5.00%, 12/01/29 (Pre-refunded/ETM)	400	400,000

		1,900,000

South Dakota – 0.2%
South Dakota State Building Authority (South Dakota State Building Authority Lease) Series 2014A 5.00%, 6/01/34	2,725	3,049,329

Tennessee – 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center) Series 2016 5.00%, 7/01/35	4,325	4,666,026

Texas – 12.6%
Alvin Independent School District/TX Series 2009B 5.00%, 2/15/28 (Pre-refunded/ETM)	1,290	1,389,988
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016A 5.00%, 2/15/33	1,410	1,586,786
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2016A 4.375%, 8/15/36	615	565,702
Bexar County Health Facilities Development Corp. 5.00%, 7/01/27 (Pre-refunded/ETM)	60	61,366
Bexar County Health Facilities Development Corp. (Army Retirement Residence Obligated Group) 5.00%, 7/01/27	305	306,202

94	• AB MUNICIPAL INCOME FUND

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Camino Real Regional Mobility Authority Series 2008 5.00%, 2/15/21	$895	$897,560
Central Texas Regional Mobility Authority Series 2016 5.00%, 1/01/32-1/01/34	4,250	4,532,223
Central Texas Turnpike System Series 2015C 5.00%, 8/15/34	10,000	10,500,600
City of El Paso TX Water & Sewer Revenue Series 2014 5.00%, 3/01/30	1,000	1,131,310
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 9/01/31	2,500	2,773,625
City of Houston TX Airport System Revenue AGM Series 2000P 0.94%, 7/01/30(h)	1,750	1,628,184
XLCA Series 2002D 1.212%, 7/01/32(h)	2,000	1,861,082
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2015B 5.00%, 7/15/30	4,650	4,919,700
City of Houston TX Combined Utility System Revenue Series 2016B 5.00%, 11/15/36	7,000	7,887,810
City of San Antonio TX Electric & Gas Systems Revenue Series 2008 5.00%, 2/01/26 (Pre-refunded/ETM)	6,830	7,130,110
Series 2009A 5.25%, 2/01/24 (Pre-refunded/ETM)	3,260	3,518,290
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2015 5.00%, 8/15/35-8/15/39	7,680	8,508,748
Series 2016A 5.00%, 8/15/38	1,855	2,064,244
Dallas/Fort Worth International Airport Series 2012F 5.00%, 11/01/28	13,680	14,790,953
El Paso County Hospital District AGC Series 2008A 5.00%, 8/15/23	5,000	5,323,750

AB MUNICIPAL INCOME FUND •	95

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Mission Economic Development Corp. (Natgasoline LLC) Series 2016B 5.75%, 10/01/31(b)	$1,790	$1,872,626
North East Texas Regional Mobility Authority Series 2016 5.00%, 1/01/36	3,400	3,600,702
North Texas Health Facilities Development Corp. (United Regional Health Care System, Inc.) AGM Series 2007 5.00%, 9/01/24	1,000	1,023,580
North Texas Tollway Authority Series 2015A 5.00%, 1/01/34-1/01/35	15,585	17,175,143
Series 2015B 5.00%, 1/01/34	1,700	1,890,570
Series 2016A 5.00%, 1/01/36	1,000	1,105,070
North Texas Tollway Authority (North Texas Tollway Authority Special Projects System) Series 2011D 5.00%, 9/01/30	7,500	8,407,575
Tarrant County Cultural Education Facilities Finance Corp. Series 2010 8.125%, 11/15/44 (Pre-refunded/ETM)	2,150	2,659,034
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007 5.50%, 11/15/22	2,210	2,265,184
Series 2015I 5.50%, 11/15/45	1,670	1,745,501
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015A 5.00%, 11/15/45	6,685	6,694,359
Series 2015B 5.00%, 11/15/36	1,850	1,868,555

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AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2009A 8.00%, 11/15/28	$2,000	$2,140,840
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	9,040	10,334,166
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	2,280	2,590,559
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.) Series 2014A 5.00%, 8/15/32-8/15/34	3,330	3,650,500
Tyler Health Facilities Development Corp. Series 2007 5.25%, 7/01/26 (Pre-refunded/ETM)	1,750	1,792,822
Wichita Falls Independent School District Series 2007 5.00%, 2/01/27 (Pre-refunded/ETM)	6,000	6,038,820

		158,233,839

Utah – 0.1%
Timber Lakes Water Special Service District Series 2011 8.125%, 6/15/31	750	789,638

Vermont – 0.9%
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group) Series 2016A 5.00%, 12/01/34	10,000	10,824,200

Virginia – 0.4%
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 3/01/45(b)	1,415	1,438,390

AB MUNICIPAL INCOME FUND •	97

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Stafford County Economic Development Authority (Mary Washington Healthcare Obligated Group) Series 2016 4.00%, 6/15/37	$1,200	$1,167,192
5.00%, 6/15/34	2,500	2,712,925

		5,318,507

Washington – 2.9%
Clark County Public Utility District No 1 Series 2010 5.00%, 1/01/23 (Pre-refunded/ETM)	6,155	6,758,498
5.00%, 1/01/23	6,480	7,030,152
FYI Properties (FYI Properties WA State Lease) Series 2009 5.00%, 6/01/27	615	663,942
5.25%, 6/01/26	4,000	4,349,720
King County School District No 414 Lake Washington NATL Series 2006 5.00%, 12/01/24 (Pre-refunded/ETM)	4,500	4,500,000
Washington St GO 5.00%, 7/01/24(j)	9,000	10,001,880
Washington State Housing Finance Commission (Skyline at First Hill Proj) Series 2007A 5.625%, 1/01/27-1/01/38	3,490	3,501,831

		36,806,023

West Virginia – 0.6%
West Virginia Economic Development Authority (Morgantown Energy Associates) Series 2016 2.875%, 12/15/26	2,370	2,190,472
West Virginia Economic Development Authority (West Virginia Lottery) Series 2010A 5.00%, 6/15/35	5,000	5,479,800

		7,670,272

98	• AB MUNICIPAL INCOME FUND

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Wisconsin – 1.2%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax) Series 2011 6.50%, 2/01/31(b)	$2,465	$2,766,346
Wisconsin Health & Educational Facilities Authority Series 2012C 5.00%, 8/15/32 (Pre-refunded/ETM)	2,300	2,656,155
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 1/01/24	3,395	3,667,347
Series 2016B 5.00%, 12/01/25	1,795	1,946,336
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.50%, 3/01/45(b)	3,465	3,459,733
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 4/01/45	1,000	1,020,670

		15,516,587

Total Long-Term Municipal Bonds (cost $1,205,003,205)		1,219,724,074

Short-Term Municipal Notes – 3.0%
Florida – 0.5%
Hillsborough Community College Foundation, Inc. (The) Series 2006 0.55%, 12/01/33(i)	6,715	6,715,000

Louisiana – 0.8%
Louisiana Offshore Terminal Authority (Loop LLC) Series 1997A 0.55%, 9/01/17(i)	10,000	10,000,000

Minnesota – 0.9%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Allina Health System) Series 2009B 0.57%, 11/15/35(i)	11,400	11,400,000

AB MUNICIPAL INCOME FUND •	99

AB National Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Wyoming – 0.8%
County of Lincoln WY (Exxon Capital Ventures, Inc.) Series 2014 0.52%, 10/01/44(i)	$9,400	$9,400,000

Total Short-Term Municipal Notes (cost $37,515,000)		37,515,000

Total Municipal Obligations (cost $1,242,518,205)		1,257,239,074

	Shares
SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.30%(k)(l) (cost $10,132,541)	10,132,541	10,132,541

Total Investments – 100.7% (cost $1,252,650,746)		1,267,371,615
Other assets less liabilities – (0.7)%		(9,099,640)

Net Assets – 100.0%		$1,258,271,975

(a)	When-Issued or delayed delivery security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate market value of these securities amounted to $32,260,780 or 2.6% of net assets.

(c)	Non-income producing security.

(d)	Defaulted.

(e)	Illiquid security.

(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Illinois Finance Authority (Greenfields of Geneva) Series 2010A 8%, 02/15/2046	8/20/10	$2,027,558	$1,403,368	0.11%
Plymouth Educational Center Charter School Series 2005 5%, 11/01/2030	11/30/05	2,000,000	1,626,860	0.13%

(g)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

100	• AB MUNICIPAL INCOME FUND

AB National Portfolio—Portfolio of Investments

(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2016 and the aggregate market value of these securities amounted to $14,841,584 or 1.18% of net assets.

(i)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(l)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.7% and 2.1%, respectively.

Glossary:

AGC	– Assured Guaranty Corporation
AGM	– Assured Guaranty Municipal
AMBAC	– Ambac Assurance Corporation
BAM	– Build American Mutual
CFD	– Community Facilities District
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
GO	– General Obligation
NATL	– National Interstate Corporation
OSF	– Order of St. Francis
XLCA	– XL Capital Assurance Inc.

See notes to financial statements.

AB MUNICIPAL INCOME FUND •	101

AB National Portfolio—Portfolio of Investments

AB NEW YORK PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.7%
Long-Term Municipal Bonds – 96.6%
New York – 94.6%
Albany County Airport Authority AGM Series 2010A 5.00%, 12/15/25-12/15/26	$4,540	$4,968,732
Albany Industrial Development Agency Series 2008A 5.75%, 11/15/22 (Pre-refunded/ETM)	795	830,171
Brookhaven Local Development Corp. (Active Retirement Community, Inc.) 5.25%, 11/01/36(a)	1,500	1,607,415
Build NYC Resource Corp. (City University of New York (The)) Series 2014A 5.00%, 6/01/30-6/01/34	2,980	3,392,916
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/29	2,305	2,437,676
5.50%, 11/01/44	1,625	1,662,521
Build NYC Resource Corp. (YMCA of Greater New York) Series 2012 5.00%, 8/01/32	1,000	1,108,230
City of New York NY Series 2007C 5.00%, 1/01/21	1,575	1,579,457
Series 2014A 5.00%, 8/01/31	2,000	2,282,000
Series 2014J 5.00%, 8/01/30	10,000	11,446,800
Series 2016C 5.00%, 8/01/32	5,000	5,641,450
Series 2016E 5.00%, 8/01/31	5,000	5,706,600
City of Newburgh NY Series 2012A 5.25%, 6/15/28	1,065	1,158,486
5.50%, 6/15/32	1,320	1,427,501
County of Nassau NY Series 2016A 5.00%, 1/01/34-1/01/38	5,345	5,866,761
Series 2016C 5.00%, 4/01/34-4/01/36	10,420	11,454,334
County of Onondaga NY (Syracuse University) Series 2011 5.00%, 12/01/28-12/01/29	2,135	2,396,531

102	• AB MUNICIPAL INCOME FUND

AB New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Dutchess County Local Development Corp. (Health Quest Systems, Inc.) Series 2014A 5.00%, 7/01/44	$4,175	$4,539,102
East Rochester Housing Authority (St John’s Health Care Corp.) Series 2010A 5.00%, 4/20/27	2,550	2,808,774
Erie County Fiscal Stability Authority (Erie County Fiscal Stability Authority Sales Tax) Series 2011C 5.00%, 12/01/28	7,260	8,233,856
Glen Cove Industrial Development Agency Series 1992B Zero Coupon, 10/15/19 (Pre-refunded/ETM)	11,745	11,215,183
Haverstraw-Stony Point Central School District AGM Series 2015 5.00%, 10/15/31-10/15/36	3,100	3,514,132
Hempstead Town Local Development Corp. (Hofstra University) Series 2011 5.00%, 7/01/28	650	719,193
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 7/01/34-7/01/39	2,945	3,191,051
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014 5.25%, 1/01/24(b)	1,000	937,510
Long Island Power Authority Series 2012B 5.00%, 9/01/27	2,500	2,812,175
Series 2014A 5.00%, 9/01/35	1,000	1,123,210
Series 2016B 5.00%, 9/01/33-9/01/36	11,550	12,773,398
Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/29	4,300	4,841,757
Series 2012F 5.00%, 11/15/27	7,070	7,920,309
Series 2014B 5.00%, 11/15/44	12,000	12,982,440

AB MUNICIPAL INCOME FUND •	103

AB New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2016A 5.25%, 11/15/34-11/15/35	$15,740	$18,189,782
Monroe County Industrial Development Agency (Southview Towers LP) Series 2000 6.25%, 2/01/31	1,130	1,130,633
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014A 6.50%, 1/01/32	1,590	1,598,538
Series 2014C 2.00%, 1/01/49(c)(d)(e)	572	97,323
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital) Series 2012 5.00%, 7/01/31-7/01/37	6,195	6,635,252
New York City Municipal Water Finance Authority Series 2009FF 5.00%, 6/15/27	15,110	16,354,157
Series 2013BB 5.00%, 6/15/46	5,000	5,467,800
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015S 5.00%, 7/15/35	5,160	5,726,929
NATL Series 2006S-1 5.00%, 7/15/21	7,000	7,033,950
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2013I 5.00%, 5/01/32 (Pre-refunded/ETM)	5	5,822
5.00%, 5/01/32-5/01/33	12,495	14,030,953
Series 2016F 5.00%, 2/01/32	10,000	11,333,500
New York City Trust for Cultural Resources (American Museum of Natural History (The)) Series 2014A 5.00%, 7/01/33	4,080	4,631,942

104	• AB MUNICIPAL INCOME FUND

AB New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York City Trust for Cultural Resources (Whitney Museum of American Art) Series 2011 5.00%, 7/01/31	$9,675	$10,601,865
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax) Series 2015 5.00%, 11/15/34-11/15/35	15,220	17,002,488
New York Liberty Development Corp. (4 World Trade Center LLC) Series 2011 5.00%, 11/15/31	2,225	2,472,331
New York Liberty Development Corp. (National Sports Museum) Series 2006A 6.125%, 2/15/19(c)(d)(e)	792	8
New York Power Authority NATL Series 2007C 5.00%, 11/15/19-11/15/21	3,680	3,821,331
New York State Dormitory Authority Series 2007A 5.00%, 5/01/22 (Pre-refunded/ETM)	1,405	1,428,365
5.00%, 7/01/22 (Pre-refunded/ETM)	1,200	1,227,516
Series 2007B 5.25%, 7/01/24 (Pre-refunded/ETM)	475	486,571
Series 2008A 5.00%, 3/15/27 (Pre-refunded/ETM)	2,350	2,466,231
5.00%, 7/01/29 (Pre-refunded/ETM)	4,220	4,455,392
5.75%, 7/01/24 (Pre-refunded/ETM)	5,165	5,529,907
New York State Dormitory Authority (Barnard College) Series 2015A 4.00%, 7/01/32	1,300	1,354,600
New York State Dormitory Authority (Cabrini of Westchester) Series 2006 5.10%, 2/15/26	1,695	1,757,800
New York State Dormitory Authority (Cornell University) Series 2008B 5.00%, 7/01/27	4,925	5,515,015
Series 2008C 5.00%, 7/01/29	2,000	2,238,120
Series 2009A 5.00%, 7/01/25	2,465	2,692,988

AB MUNICIPAL INCOME FUND •	105

AB New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015A 5.00%, 7/01/31-7/01/33	$6,000	$6,633,390
New York State Dormitory Authority (Manhattan College) AGC Series 2007A 5.00%, 7/01/27	2,445	2,498,790
New York State Dormitory Authority (Mount Sinai Hospitals Group, Inc.) Series 2010A 5.00%, 7/01/26	6,795	7,379,234
New York State Dormitory Authority (New School (The)) Series 2016A 5.00%, 7/01/35-7/01/36	5,815	6,348,174
New York State Dormitory Authority (New York University) Series 2016A 5.00%, 7/01/36	2,000	2,231,840
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015A 5.00%, 5/01/33	5,000	5,538,050
New York State Dormitory Authority (NYU Hospitals Center) Series 2014 5.00%, 7/01/31	1,000	1,095,510
New York State Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.) Series 2006 5.00%, 11/01/21	1,000	1,001,580
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 7/01/30	1,000	1,146,490
New York State Dormitory Authority (Rochester Institute of Technology) Series 2010 5.00%, 7/01/23-7/01/25	5,335	5,878,973
New York State Dormitory Authority (St John’s University/NY) Series 2015A 5.00%, 7/01/33-7/01/34	2,000	2,210,330
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015E 5.00%, 3/15/34	4,000	4,491,680

106	• AB MUNICIPAL INCOME FUND

AB New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (State University of New York Dormitory Fees) Series 2013A 5.25%, 7/01/30	$2,000	$2,306,500
New York State Dormitory Authority (State University of New York) Series 2010A 5.00%, 7/01/27-7/01/31	9,285	10,254,532
Series 2011A 5.00%, 7/01/28	6,690	7,494,272
New York State Dormitory Authority (Teachers College) Series 2012 5.00%, 7/01/34	2,535	2,824,979
Series 2012A 5.00%, 7/01/31	1,200	1,344,516
New York State Energy Research & Development Authority (Brooklyn Union Gas Co. (The)) NATL Series 1997A-1 0.963%, 12/01/20(f)	1,000	940,550
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.) XLCA Series 2004A 1.295%, 1/01/39(f)	4,975	4,537,921
New York State Energy Research & Development Authority (New York State Electric & Gas Corp.) NATL Series 2010C 1.666%, 4/01/34(f)	900	899,512
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2010A 5.00%, 6/15/29	2,000	2,221,420
New York State Environmental Facilities Corp. (State of New York SRF) Series 2015D 4.00%, 9/15/34-9/15/35	11,250	11,596,838
New York State Thruway Authority Series 2008A 5.00%, 3/15/26 (Pre-refunded/ETM)	5,000	5,334,950
5.00%, 3/15/27 (Pre-refunded/ETM)	6,000	6,401,940

AB MUNICIPAL INCOME FUND •	107

AB New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014 5.00%, 1/01/31-1/01/32	$15,000	$16,756,400
Series 2016A 5.00%, 1/01/36	5,080	5,552,135
New York State Thruway Authority (State of New York Pers Income Tax) Series 2010A 5.00%, 3/15/28	5,000	5,504,700
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 8/01/31	8,035	8,317,591
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 4.00%, 7/01/32-7/01/33	4,250	4,081,020
5.00%, 7/01/34-7/01/41	4,500	4,636,680
Onondaga Civic Development Corp. Series 2012 5.00%, 7/01/42 (Pre-refunded/ETM)	2,610	3,003,066
Series 2014A 5.125%, 7/01/31 (Pre-refunded/ETM)	1,250	1,362,575
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.) Series 1994 5.75%, 3/01/24	4,000	4,756,600
Otsego County Capital Resource Corp. (Hartwick College) Series 2015A 5.00%, 10/01/30-10/01/45	8,405	8,683,610
Port Authority of New York & New Jersey Series 2010 5.00%, 7/15/31	13,000	14,332,760
Series 2013178 5.00%, 12/01/31	5,000	5,592,800
Series 2014 5.00%, 9/01/31	5,000	5,543,700
Port Authority of New York & New Jersey (JFK International Air Terminal LLC) NATL Series 1997 5.75%, 12/01/22	6,820	6,949,989
Seneca County Industrial Development Agency Series 2007 5.00%, 10/01/27 (Pre-refunded/ETM)	925	955,127

108	• AB MUNICIPAL INCOME FUND

AB New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Suffolk County Economic Development Corp. Series 2011 5.00%, 7/01/28 (Pre-refunded/ETM)	$875	$989,546
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	5,115	5,542,103
Series 2014C 5.00%, 7/01/31	2,500	2,750,975
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2010 5.875%, 12/01/30	2,340	2,542,504
Syracuse Industrial Development Agency (Carousel Center Co. LP) Series 2016A 5.00%, 1/01/31-1/01/35	17,525	18,779,864
Triborough Bridge & Tunnel Authority Series 2008D 5.00%, 11/15/26	10,000	10,700,100
Series 2011A 5.00%, 1/01/28	5,000	5,632,550
Series 2013C 5.00%, 11/15/32	5,000	5,733,250
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2010A 5.00%, 9/01/30	3,000	3,289,620
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.) Series 2007A 6.00%, 9/15/27	1,175	1,184,283
Utility Debt Securitization Authority Series 2013T 5.00%, 12/15/31	10,000	11,546,300
Westchester County Healthcare Corp./NY Series 2010B 6.00%, 11/01/30 (Pre-refunded/ETM)	870	1,007,556
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group) Series 2010B 6.00%, 11/01/30	130	144,725
Westchester County Local Development Corp. (Kendal on Hudson) Series 2013 5.00%, 1/01/34	1,800	1,858,878

AB MUNICIPAL INCOME FUND •	109

AB New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/46	$7,825	$8,011,079

		576,220,837

Florida – 0.1%
Marshall Creek Community Development District Series 2016 6.32%, 5/01/45	45	41,923
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2002 6.625%, 5/01/32(c)(d)(e)	705	663,828

		705,751

Ohio – 0.2%
Columbiana County Port Authority (Apex Environmental LLC) Series 2004 0.00%, 8/01/25(c)	1,200	11,400
Series 2014 0.00%, 8/01/25(c)	162	1,535
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33	1,500	1,370,145

		1,383,080

Puerto Rico – 0.7%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/20	1,795	1,864,736
Series 2008 5.125%, 12/01/27	1,495	1,568,434
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.125%, 4/01/32	1,000	927,190

		4,360,360

110	• AB MUNICIPAL INCOME FUND

AB New York Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Texas – 1.0%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	$2,700	$3,086,532
7.50%, 6/30/32	1,225	1,440,686
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	1,350	1,533,883

		6,061,101

Total Long-Term Municipal Bonds (cost $577,187,578)		588,731,129

Short-Term Municipal Notes – 1.1%
New York State Housing Finance Agency (92nd & 3rd Associates LLC) Series 2014A 0.54%, 11/01/47(g) (cost $6,300,000)	6,300	6,300,000

Total Municipal Obligations (cost $583,487,578)		595,031,129

	Shares
SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.30%(h)(i) (cost $8,721,288)	8,721,288	8,721,288

Total Investments – 99.1% (cost $592,208,866)		603,752,417
Other assets less liabilities – 0.9%		5,489,458

Net Assets – 100.0%		$609,241,875

AB MUNICIPAL INCOME FUND •	111

AB New York Portfolio—Portfolio of Investments

(a)	When-Issued or delayed delivery security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of November 30, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014 5.25%, 1/01/24	11/13/14	$1,000,000	$937,510	0.15%

(c)	Illiquid security.

(d)	Non-income producing security.

(e)	Defaulted.

(f)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2016 and the aggregate market value of these securities amounted to $6,377,983 or 1.05% of net assets.

(g)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(i)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.9% and 0.0%, respectively.

Glossary:

AGC	– Assured Guaranty Corporation
AGM	– Assured Guaranty Municipal
ETM	– Escrowed to Maturity
NATL	– National Interstate Corporation
SRF	– State Revolving Fund
XLCA	– XL Capital Assurance Inc.

See notes to financial statements.

112	• AB MUNICIPAL INCOME FUND

AB New York Portfolio—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

November 30, 2016 (unaudited)

	AB California		AB High Income Municipal
Assets
Investments in securities, at value
Unaffiliated issuers (cost $663,485,540 and $2,544,895,336, respectively)	$696,435,451		$2,543,730,917
Affiliated issuers (cost $6,289,443 and $10,554,719, respectively)	6,289,443		10,554,719
Interest receivable	6,909,577		41,719,027
Unrealized appreciation on interest rate swaps	1,320,884		1,862,109
Receivable for capital stock sold	861,961		9,700,689
Affiliated dividends receivable	467		1,526
Receivable for investment securities sold	– 0	–	27,536,918

Total assets	711,817,783		2,635,105,905

Liabilities
Payable for investment securities purchased	10,249,891		3,766,875
Payable for floating rate notes issued(a)	4,445,000		136,730,000
Unrealized depreciation on interest rate swaps	4,210,552		– 0	–
Payable for capital stock redeemed	3,842,441		12,343,673
Dividends payable	382,695		2,078,528
Advisory fee payable	239,748		1,065,569
Distribution fee payable	177,257		459,740
Transfer Agent fee payable	6,588		6,337
Administrative fee payable	5,207		3,123
Other liabilities	10,856		326,458
Accrued expenses	79,430		50,204

Total liabilities	23,649,665		156,830,507

Net Assets	$688,168,118		$2,478,275,398

Composition of Net Assets
Capital stock, at par	$62,729		$227,606
Additional paid-in capital	663,142,089		2,508,876,299
Undistributed (distributions in excess of) net investment income	(157,388)		1,252,257
Accumulated net realized loss on investment transactions	(4,939,555)		(32,778,454)
Net unrealized appreciation on investments	30,060,243		697,690

	$688,168,118		$2,478,275,398

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

AB MUNICIPAL INCOME FUND •	113

Statement of Assets & Liabilities

Net Asset Value Per Share—54,300,000,000 shares of capital stock authorized, $.001 par value

AB California Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$471,258,125	42,955,954	$10.97	*

Class B	$82,141	7,485	$10.97

Class C	$90,115,242	8,216,272	$10.97

Advisor Class	$126,712,610	11,549,304	$10.97

AB High Income Municipal Portfolio

Class A	$821,653,240	75,430,978	$10.89	*

Class C	$326,510,967	29,990,981	$10.89

Advisor Class	$1,330,111,191	122,183,974	$10.89

*	The maximum offering price per share for Class A of AB California Portfolio and AB High Income Municipal Portfolio were $11.31 and $11.23, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

114	• AB MUNICIPAL INCOME FUND

Statement of Assets & Liabilities

	AB National	AB New York
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,242,518,205 and $583,487,578, respectively)	$1,257,239,074	$595,031,129
Affiliated issuers (cost $10,132,541 and $8,721,288, respectively)	10,132,541	8,721,288
Interest receivable	16,580,361	7,796,936
Receivable for investment securities sold	10,973,594	– 0	–
Receivable for capital stock sold	6,032,564	1,519,551
Affiliated dividends receivable	6,894	420

Total assets	1,300,965,028	613,069,324

Liabilities
Payable for investment securities purchased	28,505,647	1,613,655
Payable for capital stock redeemed	7,692,615	1,590,347
Payable for floating rate notes issued(a)	5,100,000	– 0	–
Dividends payable	577,536	145,439
Advisory fee payable	436,819	203,160
Distribution fee payable	257,184	168,655
Transfer Agent fee payable	15,204	7,235
Administrative fee payable	7,906	7,224
Other liabilities	13,698	– 0	–
Accrued expenses	86,444	91,734

Total liabilities	42,693,053	3,827,449

Net Assets	$1,258,271,975	$609,241,875

Composition of Net Assets
Capital stock, at par	$125,828	$62,760
Additional paid-in capital	1,269,522,964	614,428,444
Distributions in excess of net investment income	(460,294)	(169,022)
Accumulated net realized loss on investment transactions	(25,637,392)	(16,623,858)
Net unrealized appreciation on investments	14,720,869	11,543,551

	$1,258,271,975	$609,241,875

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

AB MUNICIPAL INCOME FUND •	115

Statement of Assets & Liabilities

Net Asset Value Per Share—54,300,000,000 shares of capital stock authorized, $.001 par value

AB National Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$625,911,926	62,586,029	$10.00	*

Class B	$470,300	47,074	$9.99

Class C	$145,561,624	14,570,093	$9.99

Advisor Class	$486,328,125	48,624,517	$10.00

AB New York Portfolio

Class A	$456,656,952	47,038,518	$9.71	*

Class B	$924,920	95,401	$9.70

Class C	$84,303,112	8,689,474	$9.70

Advisor Class	$67,356,891	6,936,604	$9.71

*	The maximum offering price per share for Class A of AB National Portfolio and AB New York Portfolio were $10.31 and $10.01, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

116	• AB MUNICIPAL INCOME FUND

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2016 (unaudited)

	AB California	AB High Income Municipal
Investment Income
Interest	$14,180,596	$63,794,162
Dividends – Affiliated issuers	10,133	108,987

Total income	14,190,729	63,903,149

Expenses
Advisory fee (see Note B)	1,605,312	6,790,391
Distribution fee – Class A	621,276	1,127,195
Distribution fee – Class B	438	– 0	–
Distribution fee – Class C	464,547	1,772,080
Transfer agency – Class A	67,438	129,526
Transfer agency – Class B	25	– 0	–
Transfer agency – Class C	12,690	51,014
Transfer agency – Advisor Class	16,738	212,681
Custodian	84,933	132,472
Administrative	28,748	28,794
Audit and tax	27,065	31,684
Legal	17,511	17,511
Printing	16,869	37,098
Registration fees	14,605	65,721
Directors’ fees	11,599	11,580
Miscellaneous	11,315	33,443

Total expenses before interest expense	3,001,109	10,441,190
Interest expense	29,027	1,726,855

Total expenses	3,030,136	12,168,045
Less: expenses waived and reimbursed by the Adviser (see Note B)	(139,247)	(98,783)

Net expenses	2,890,889	12,069,262

Net investment income	11,299,840	51,833,887

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	328,661	(2,396,189)
Swaps	158,680	3,926,495
Net change in unrealized appreciation/depreciation of:
Investments	(37,677,977)	(183,822,971)
Swaps	635,557	(748,512)

Net loss on investment transactions	(36,555,079)	(183,041,177)

Net Decrease in Net Assets from Operations	$(25,255,239)	$(131,207,290)

See notes to financial statements.

AB MUNICIPAL INCOME FUND •	117

Statement of Operations

AB National	AB New York
Investment Income
Interest	$23,556,318	$10,885,365
Dividends – Affiliated issuers	78,213	19,110

Total income	23,634,531	10,904,475

Expenses
Advisory fee (see Note B)	2,951,656	1,405,097
Distribution fee – Class A	832,626	593,799
Distribution fee – Class B	2,575	5,259
Distribution fee – Class C	748,816	434,347
Transfer agency – Class A	133,132	82,350
Transfer agency – Class B	104	183
Transfer agency – Class C	29,973	15,066
Transfer agency – Advisor Class	98,936	10,632
Custodian	112,998	79,499
Registration fees	60,171	13,457
Printing	31,224	17,202
Audit and tax	27,765	28,634
Administrative	27,341	30,670
Legal	17,511	18,109
Directors’ fees	11,599	11,599
Miscellaneous	18,613	11,719

Total expenses before interest expense	5,105,040	2,757,622
Interest expense	32,621	– 0	–

Total expenses	5,137,661	2,757,622
Less: expenses waived and reimbursed by the Adviser (see Note B)	(304,688)	(176,468)

Net expenses	4,832,973	2,581,154

Net investment income	18,801,558	8,323,321

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(1,139,771)	(683,073)
Swaps	737,262	856,966
Net change in unrealized appreciation/depreciation of:
Investments	(65,045,946)	(30,759,426)
Swaps	(431,239)	(732,703)

Net loss on investment transactions	(65,879,694)	(31,318,236)

Net Decrease in Net Assets from Operations	$(47,078,136)	$(22,994,915)

See notes to financial statements.

118	• AB MUNICIPAL INCOME FUND

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	AB California
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$11,299,840	$21,006,121
Net realized gain (loss) on investment transactions	487,341	(2,781,262)
Net change in unrealized appreciation/depreciation of investments	(37,042,420)	16,731,728

Net increase (decrease) in net assets from operations	(25,255,239)	34,956,587
Dividends to Shareholders from
Net investment income
Class A	(7,873,542)	(15,173,778)
Class B	(1,060)	(3,548)
Class C	(1,123,717)	(2,237,220)
Advisor Class	(2,109,216)	(2,922,910)
Capital Stock Transactions
Net increase	40,037,196	78,793,133

Total increase	3,674,422	93,412,264
Net Assets
Beginning of period	684,493,696	591,081,432

End of period (including distributions in excess of net investment income of ($157,388) and ($349,693), respectively)	$688,168,118	$684,493,696

See notes to financial statements.

AB MUNICIPAL INCOME FUND •	119

Statement of Changes in Net Assets

	AB High Income Municipal
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$51,833,887	$92,740,652
Net realized gain on investment transactions	1,530,306	12,160,658
Net change in unrealized appreciation/depreciation of investments	(184,571,483)	81,726,099

Net increase (decrease) in net assets from operations	(131,207,290)	186,627,409
Dividends to Shareholders from
Net investment income
Class A	(16,992,749)	(31,910,722)
Class C	(5,356,832)	(10,993,891)
Advisor Class	(29,747,944)	(52,155,034)
Capital Stock Transactions
Net increase	124,412,047	383,204,558

Total increase (decrease)	(58,892,768)	474,772,320
Net Assets
Beginning of period	2,537,168,166	2,062,395,846

End of period (including undistributed net investment income of $1,252,257 and $1,515,895, respectively)	$2,478,275,398	$2,537,168,166

See notes to financial statements.

120	• AB MUNICIPAL INCOME FUND

Statement of Changes in Net Assets

	AB National
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$18,801,558	$36,231,763
Net realized gain (loss) on investment transactions	(402,509)	439,728
Net change in unrealized appreciation/depreciation of investments	(65,477,185)	33,886,330

Net increase (decrease) in net assets from operations	(47,078,136)	70,557,821
Dividends to Shareholders from
Net investment income
Class A	(9,567,331)	(20,152,212)
Class B	(5,499)	(18,786)
Class C	(1,592,603)	(3,394,518)
Advisor Class	(7,723,517)	(12,920,365)
Capital Stock Transactions
Net increase	68,457,912	160,723,013

Total increase	2,490,826	194,794,953
Net Assets
Beginning of period	1,255,781,149	1,060,986,196

End of period (including distributions in excess of net investment income of ($460,294) and ($372,902), respectively)	$1,258,271,975	$1,255,781,149

See notes to financial statements.

AB MUNICIPAL INCOME FUND •	121

Statement of Changes in Net Assets

	AB New York
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income	$8,323,321	$16,054,386
Net realized gain on investment transactions	173,893	1,083,979
Net change in unrealized appreciation/depreciation of investments	(31,492,129)	14,257,414

Net increase (decrease) in net assets from operations	(22,994,915)	31,395,779
Dividends to Shareholders from
Net investment income
Class A	(6,527,495)	(13,144,245)
Class B	(10,534)	(30,819)
Class C	(868,923)	(1,714,306)
Advisor Class	(920,769)	(1,253,301)
Capital Stock Transactions
Net increase	43,882,345	50,468,492

Total increase	12,559,709	65,721,600
Net Assets
Beginning of period	596,682,166	530,960,566

End of period (including distributions in excess of net investment income of ($169,022) and ($164,622), respectively)	$609,241,875	$596,682,166

See notes to financial statements.

122	• AB MUNICIPAL INCOME FUND

Statement of Changes in Net Assets

STATEMENT OF CASH FLOWS

For the Six Months Ended November 30, 2016 (unaudited)

	AB High Income Municipal*
Cash flows from operating activities
Net decrease in net assets from operations		$(131,207,290)
Reconciliation of net decrease in net assets from operations to net decrease in cash from operating activities:
Purchases of long-term investments	$(613,663,355)
Purchases of short-term investments	(361,699,965)
Proceeds from disposition of long-term investments	388,511,717
Proceeds from disposition of short-term investments	543,077,172
Net realized gain on investment transactions	(1,530,306)
Net change in unrealized appreciation/depreciation on investment transactions	184,571,483
Net accretion of bond discount and amortization of bond premium	5,323,283
Increase in receivable for investments sold	(25,128,801)
Increase in interest receivable	(2,425,493)
Decrease in affiliated dividends receivable	49,983
Decrease in cash collateral due from broker	3,305,319
Decrease in payable for investments purchased	(79,758,477)
Decrease in cash collateral due to broker	(520,000)
Increase in advisory fee payable	137,050
Decrease in administrative fee payable	(2,666)
Decrease in Transfer Agent fee payable	(6,812)
Increase in distribution fee payable	6,899
Decrease in other liabilities	(335,956)
Decrease in accrued expenses	(141,650)
Proceeds on swaps, net	1,876,928
Proceeds for exchange-traded derivatives settlements	44,321

Total adjustments		41,690,674

Net decrease in cash from operating activities		$(89,516,616)

Cash flows from financing activities
Subscriptions of capital stock, net	122,573,749
Cash dividends paid (net of dividend reinvestments)**	(21,557,133)
Repayment of floating rate notes issued	(11,500,000)

Net increase in cash from financing activities		89,516,616

Net increase in cash		—
Net change in cash
Cash at beginning of period		—

Cash at end of period		$—

** Reinvestment of dividends	$30,630,187
Supplemental disclosure of cash flow information:
Interest expense paid during the period	$1,726,855

*	In accordance with U.S. GAAP, the Portfolio has included a Statement of Cash Flows as a result of its substantial investments in floating rate notes and Level 3 securities throughout the period.

See notes to financial statements.

AB MUNICIPAL INCOME FUND •	123

Statement of Cash Flows

NOTES TO FINANCIAL STATEMENTS

November 30, 2016 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of the diversified AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. The AB California Portfolio, AB National Portfolio and AB New York Portfolio offer Class A, Class B, Class C and Advisor Class shares. The AB High Income Municipal Portfolio offers Class A, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Portfolios to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Portfolios’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All four classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

124	• AB MUNICIPAL INCOME FUND

Notes to Financial Statements

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party

AB MUNICIPAL INCOME FUND •	125

Notes to Financial Statements

broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

126	• AB MUNICIPAL INCOME FUND

Notes to Financial Statements

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of November 30, 2016:

AB California Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$648,081,412		$48,354,039		$696,435,451
Short-Term Investments		6,289,443		– 0	–	– 0	–	6,289,443

Total Investments in Securities		6,289,443		648,081,412		48,354,039		702,724,894
Other Financial Instruments(a):
Assets:
Interest Rate Swaps		– 0	–	1,320,884		– 0	–	1,320,884
Liabilities:
Interest Rate Swaps		– 0	–	(4,210,552)		– 0	–	(4,210,552)

Total(b)		$6,289,443		$645,191,744		$48,354,039		$699,835,226

AB MUNICIPAL INCOME FUND •	127

Notes to Financial Statements

AB High Income Municipal Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds:
Alabama	$	– 0	–	$45,115,000		$3,358,719		$48,473,719
Alaska		– 0	–	– 0	–	5,318,996		5,318,996
Arizona		– 0	–	16,121,820		18,144,789		34,266,609
California		– 0	–	158,934,740		59,883,728		218,818,468
Colorado		– 0	–	18,824,645		14,594,348		33,418,993
Florida		– 0	–	91,410,403		33,669,416		125,079,819
Guam		– 0	–	973,272		1,152,200		2,125,472
Idaho		– 0	–	4,500,600		8,330,027		12,830,627
Illinois		– 0	–	226,192,573		77,133,471		303,326,044
Indiana		– 0	–	53,593,758		1,857,760		55,451,518
Kansas		– 0	–	19,779		1,999,557		2,019,336
Kentucky		– 0	–	20,242,487		19,348,198		39,590,685
Louisiana		– 0	–	21,528,144		20,925,666		42,453,810
Maryland		– 0	–	5,603,219		5,475,892		11,079,111
Massachusetts		– 0	–	69,145,319		5,991,350		75,136,669
Michigan		– 0	–	100,294,522		27,556,055		127,850,577
Missouri		– 0	–	20,250,137		9,379,003		29,629,140
New York		– 0	–	187,401,330		38,998,559		226,399,889
North Carolina		– 0	–	– 0	–	3,025,567		3,025,567
North Dakota		– 0	–	– 0	–	4,643,982		4,643,982
Ohio		– 0	–	64,725,100		18,358,346		83,083,446
Oklahoma		– 0	–	– 0	–	7,061,366		7,061,366
Oregon		– 0	–	17,980,100		8,990,957		26,971,057
Pennsylvania		– 0	–	65,944,880		44,088,200		110,033,080
Rhode Island		– 0	–	6,685,300		9,693,655		16,378,955
Tennessee		– 0	–	13,806,334		26,674,286		40,480,620
Texas		– 0	–	228,380,070		51,693,043		280,073,113
Utah		– 0	–	4,812,801		8,205,110		13,017,911
Vermont		– 0	–	– 0	–	3,284,233		3,284,233
Virginia		– 0	–	92,960,015		15,086,293		108,046,308
Washington		– 0	–	61,058,766		40,406,778		101,465,544
Wisconsin		– 0	–	17,880,200		19,775,414		37,655,614
Other		– 0	–	312,982,199		– 0	–	312,982,199
Short-Term Investments:
Investment Companies		10,554,719		– 0	–	– 0	–	10,554,719
Corporates – Investment Grade		– 0	–	– 0	–	2,258,440		2,258,440

Total Investments in Securities		10,554,719		1,927,367,513		616,363,404		2,554,285,636
Other Financial Instruments(a):
Assets:
Interest Rate Swaps		– 0	–	1,862,109		– 0	–	1,862,109
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total(b)		$10,554,719		$1,929,229,622		$616,363,404		$2,556,147,745

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Notes to Financial Statements

AB National Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Municipal Obligations:
Long-Term Municipal Bonds	$	– 0	–	$1,148,690,059		$71,034,015		$1,219,724,074
Short-Term Municipal Notes		– 0	–	37,515,000		– 0	–	37,515,000
Short-Term Investments		10,132,541		– 0	–	– 0	–	10,132,541

Total Investments in Securities		10,132,541		1,186,205,059		71,034,015		1,267,371,615
Other Financial Instruments(a)		– 0	–	– 0	–	– 0	–	– 0	–

Total(c)		$10,132,541		$1,186,205,059		$71,034,015		$1,267,371,615

AB New York Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Municipal Obligations:
Long-Term Municipal Bonds	$	– 0	–	$574,326,831		$14,404,298		$588,731,129
Short-Term Municipal Notes		– 0	–	6,300,000		– 0	–	6,300,000
Short-Term Investments		8,721,288		– 0	–	– 0	–	8,721,288

Total Investments in Securities		8,721,288		580,626,831		14,404,298		603,752,417
Other Financial Instruments(a)		– 0	–	– 0	–	– 0	–	– 0	–

Total(b)		$8,721,288		$580,626,831		$14,404,298		$603,752,417

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

(c)	There were no transfers between any levels during the reporting period.

The Portfolios recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

AB MUNICIPAL INCOME FUND •	129

Notes to Financial Statements

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

AB California Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$54,961,193		$54,961,193
Accrued discounts/(premiums)	(96,477)		(96,477)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(2,927,637)		(2,927,637)
Purchases	2,750,000		2,750,000
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(6,333,040)		(6,333,040)

Balance as of 11/30/16	$48,354,039		$48,354,039	(a)

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16(b)	$(2,927,637)		$(2,927,637)

AB High Income Municipal Portfolio	Long-Term Municipal Bonds		Corporates – Investment Grade
Balance as of 5/31/16	$587,388,532		$ – 0	–
Accrued discounts/(premiums)	123,268		– 0	–
Realized gain (loss)	3,303,389		– 0	–
Change in unrealized appreciation/depreciation	(43,395,335)		(1,560)
Purchases	95,724,627		2,260,000
Sales	(38,519,962)		– 0	–
Transfers in to Level 3	11,232,130		– 0	–
Transfers out of Level 3	(1,751,685)		– 0	–

Balance as of 11/30/16	$614,104,964		$2,258,440

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16(b)	$(40,079,110)		$(1,560)

	Total
Balance as of 5/31/16	$587,388,532
Accrued discounts/(premiums)	123,268
Realized gain (loss)	3,303,389
Change in unrealized appreciation/depreciation	(43,396,895)
Purchases	97,984,627
Sales	(38,519,962)
Transfers in to Level 3	11,232,130
Transfers out of Level 3	(1,751,685)

Balance as of 11/30/16	$616,363,404	(a)

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16(b)	$(40,080,670)

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Notes to Financial Statements

AB National Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$72,858,142		$72,858,142
Accrued discounts/(premiums)	151,470		151,470
Realized gain (loss)	(35,712)		(35,712)
Change in unrealized appreciation/depreciation	(1,410,332)		(1,410,332)
Purchases	9,001,587		9,001,587
Sales	(9,531,140)		(9,531,140)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/16	$71,034,015		$71,034,015

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16(b)	$(1,341,494)		$(1,341,494)

AB New York Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/16	$12,181,907		$12,181,907
Accrued discounts/(premiums)	(6,857)		(6,857)
Realized gain (loss)	(43,788)		(43,788)
Change in unrealized appreciation/depreciation	(445,556)		(445,556)
Purchases	45,000		45,000
Sales	(95,000)		(95,000)
Transfers in to Level 3	2,768,592		2,768,592
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/16	$14,404,298		$14,404,298	(a)

Net change in unrealized appreciation/depreciation from investments held as of 11/30/16(b)	$(445,556)		$(445,556)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

(b)

The unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) on investments and other financial instruments in the accompanying statement of operations.

As of November 30, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any

AB MUNICIPAL INCOME FUND •	131

Notes to Financial Statements

responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Each Portfolio may buy and sell securities from other

132	• AB MUNICIPAL INCOME FUND

Notes to Financial Statements

affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue discounts and market discounts as adjustments to interest income.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory, Administrative Fees and Other Transactions With Affiliates

Under the terms of the investment advisory agreement, the Portfolios pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Portfolio	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
AB California	.45%	.40%	.35%
AB High Income Municipal	.50%	.45%	.40%
AB National	.45%	.40%	.35%
AB New York	.45%	.40%	.35%

Such fees are accrued daily and paid monthly.

AB MUNICIPAL INCOME FUND •	133

Notes to Financial Statements

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total operating expenses (excluding interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses) on an annual basis (the “Expense Caps”) as follows:

	Effective January 30, 2015(a)
Portfolio	Class A	Class B	Class C	Advisor Class
AB California	.75%	1.50%	1.50%	.50%
AB National	.75%	1.50%	1.50%	.50%
AB New York	.75%	1.50%	1.50%	.50%

	Effective January 30, 2015(b)
Portfolio	Class A	Class C	Advisor Class
AB High Income Municipal	.80%	1.55%	.55%

This contractual agreement extends through September 30, 2017 for all Portfolios and may be extended by the Adviser for additional one year terms.

(a)

Prior to January 30, 2015, the Expense Caps were .80%, 1.50%, 1.50% and .50% for Class A, Class B, Class C and Advisor Class shares, respectively. Prior to February 1, 2013, the Expense Caps were .75%, 1.45%, 1.45% and .45% for Class A, Class B, Class C and Advisor Class shares, respectively.

(b)	Prior to January 30, 2015, the Expense Caps were .80%, 1.50% and .50% for Class A, Class C and Advisor Class shares, respectively.

For the six months ended November 30, 2016, such reimbursements amounted to $131,168, $8,531, $241,405 and $161,440 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2016, the reimbursement for such services amounted to $28,748, $28,794, $27,341 and $30,670 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to: AB California Portfolio, $35,150; AB High Income

134	• AB MUNICIPAL INCOME FUND

Notes to Financial Statements

Municipal Portfolio, $119,662; AB National Portfolio, $91,121 and AB New York Portfolio, $41,959 for the six months ended November 30, 2016.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended November 30, 2016 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A	Class B			Class C
AB California	$770		$5,900	$	– 0	–	$1,303
AB High Income Municipal	344		75,385		– 0	–	19,766
AB National	1,919		7,646		– 0	–	5,538
AB New York	– 0	–	16,644		12		5,825

The AB Fixed-Income Shares, Inc. – Government STIF Portfolio (the “Government STIF Portfolio”), prior to June 1, 2016, was offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and was not available for direct purchase by members of the public. Prior to June 1, 2016, the Government STIF Portfolio paid no advisory fees but did bear its own expenses. As of June 1, 2016, the Government STIF Portfolio, which was renamed “AB Government Money Market Portfolio” (the “Government Money Market Portfolio”), has a contractual advisory fee rate of .20% and continues to bear its own expenses. In connection with the investment by the Portfolios in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Portfolios in an amount equal to the Portfolios’ share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended November 30, 2016, such waivers amounted to:

Portfolio	Amount
AB California	$8,079
AB High Income Municipal	90,252
AB National	63,283
AB New York	15,028

AB MUNICIPAL INCOME FUND •	135

Notes to Financial Statements

A summary of the Portfolios’ transactions in shares of the Government Money Market Portfolio for the six months ended November 30, 2016 is as follows:

Portfolio	Market Value 5/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/16 (000)	Dividend Income (000)
AB California	$2,818	$66,494	$63,023	$6,289	$10
AB High Income Municipal	177,257	345,940	512,642	10,555	109
AB National	64,142	160,047	214,056	10,133	78
AB New York	22,351	120,091	133,721	8,721	19

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of .25 of 1% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. Prior to January 30, 2015, the Portfolios paid distribution and servicing fees to the Distributor at an annual rate of up to .30% of 1% of the Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class B		Class C
AB California	$6,822,006		$7,388,377
AB High Income Municipal	– 0	–	2,799,159
AB National	3,381,740		6,790,773
AB New York	5,965,600		4,346,424

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

136	• AB MUNICIPAL INCOME FUND

Notes to Financial Statements

NOTE D

Investment Transactions

Purchases and sales of investment and U.S. government securities (excluding short-term investments) for the six months ended November 30, 2016, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB California	$80,448,721	$	– 0	–	$33,006,929	$	– 0	–
AB High Income Municipal	613,663,355		– 0	–	388,330,196		– 0	–
AB National	203,716,043		– 0	–	123,692,972		– 0	–
AB New York	101,554,595		– 0	–	55,430,824		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding swap transactions) are as follows:

	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
Portfolio	Appreciation	(Depreciation)
AB California	$44,093,356	$(11,143,445)	$32,949,911
AB High Income Municipal	94,259,230	(95,423,649)	(1,164,419)
AB National	40,952,974	(26,232,105)	14,720,869
AB New York	21,086,754	(9,543,203)	11,543,551

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge their exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

AB MUNICIPAL INCOME FUND •	137

Notes to Financial Statements

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received in connection with credit default swap contracts are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the

138	• AB MUNICIPAL INCOME FUND

Notes to Financial Statements

contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, each Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2016, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swaps are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected

AB MUNICIPAL INCOME FUND •	139

Notes to Financial Statements

change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if unexpected inflation increases.

During the six months ended November 30, 2016, the Portfolios held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

Each Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty. As of November 30, 2016, the AB High Income Municipal Portfolio did not have Buy Contracts outstanding with respect to the same referenced obligation and same counterparty for its Sales Contracts outstanding.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

140	• AB MUNICIPAL INCOME FUND

Notes to Financial Statements

Implied credit spreads utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended November 30, 2016, the AB High Income Municipal Portfolio held credit default swaps for non-hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

AB MUNICIPAL INCOME FUND •	141

Notes to Financial Statements

The Portfolios’ Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the six months ended November 30, 2016, the Portfolios had entered into the following derivatives:

AB California Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swaps	$1,320,884	Unrealized depreciation on interest rate swaps	$4,210,552

Total		$1,320,884		$4,210,552

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$158,680	$635,557

Total		$158,680	$635,557

AB High Income Municipal Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on interest rate swaps	$1,862,109

Total		$1,862,109

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Notes to Financial Statements

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$964,038	$1,232,500

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	2,962,457	(1,981,012)

Total		$3,926,495	$(748,512)

AB National Portfolio
Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$737,262	$(431,239)

Total		$737,262	$(431,239)

AB New York Portfolio
Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$856,966	$(732,703)

Total		$856,966	$(732,703)

AB MUNICIPAL INCOME FUND •	143

Notes to Financial Statements

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended November 30, 2016:

AB California Portfolio
Interest Rate Swaps:
Average notional amount	$28,214,286
Inflation Swaps:
Average notional amount	$14,350,000	(a)

(a)	Positions were open for five months during the period.

AB High Income Municipal Portfolio
Interest Rate Swaps:
Average notional amount	$41,500,000	(a)
Inflation Swaps:
Average notional amount	$54,500,000	(b)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$28,333,333	(c)
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$54,582,080	(d)

(a)	Positions were open for four months during the period.

(b)	Positions were open for five months during the period.

(c)	Positions were open for three months during the period.

(d)	Positions were open for one month during the period.

AB National Portfolio
Interest Rate Swaps:
Average notional amount	$6,300,000	(a)
Inflation Swaps:
Average notional amount	$26,716,667	(b)

(a)	Positions were open for four months during the period.

(b)	Positions were open for five months during the period.

AB New York Portfolio
Interest Rate Swaps:
Average notional amount	$2,200,000	(a)
Inflation Swaps:
Average notional amount	$12,571,667	(b)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$17,450,000	(c)

(a)	Positions were open for less than one month during the period.

(b)	Positions were open for five months during the period.

(c)	Positions were open for two months during the period.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

144	• AB MUNICIPAL INCOME FUND

Notes to Financial Statements

All derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of November 30, 2016:

AB California Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received*	Net Amount of Derivatives Assets
OTC Derivatives:
Citibank, NA	$1,320,884	$	– 0	–	$	– 0	–	$(1,320,884)	$	– 0	–

Total	$1,320,884	$	– 0	–	$	– 0	–	$(1,320,884)	$	– 0	–

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset			Cash Collateral Pledged			Security Collateral Pledged*	Net Amount of Derivatives Liabilities
OTC Derivatives:
Merrill Lynch Capital Services, Inc.	$4,210,552	$	– 0	–	$	– 0	–	$(4,210,552)	$	– 0	–

Total	$4,210,552	$	– 0	–	$	– 0	–	$(4,210,552)	$	– 0	–

*	The actual collateral received/pledged is more than the amount reported due to over-collateralization.

AB High Income Municipal Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received			Security Collateral Received*	Net Amount of Derivatives Assets
OTC Derivatives:
Bank of America, NA	$1,862,109	$	– 0	–	$	– 0	–	$(1,862,109)	$	– 0	–

Total	$1,862,109	$	– 0	–	$	– 0	–	$(1,862,109)	$	– 0	–

*	The actual collateral received/pledged is more than the amount reported due to over-collateralization.

NOTE E

Capital Stock

The Fund has allocated 18,050,000,000 of authorized shares to the AB California Portfolio, of which 6,000,000,000 is allocated to each of Class A, Class B and Class C shares and 50,000,000 is allocated to Advisor Class shares; 9,100,000,000 of authorized shares to the AB High Income Municipal Portfolio of which 3,000,000,000 is allocated to each of Class A, Class B (not currently offered) and Class C shares and 100,000,000 is allocated to Advisor Class shares; 18,100,000,000 of authorized shares to the AB National Portfolio of which 6,000,000,000

AB MUNICIPAL INCOME FUND •	145

Notes to Financial Statements

is allocated to each of Class A, Class B and Class C shares and 100,000,000 is allocated to Advisor Class shares; and 9,050,000,000 of authorized shares to the AB New York Portfolio of which 3,000,000,000 is allocated to each of Class A, Class B and Class C shares and 50,000,000 is allocated to Advisor Class shares. Transactions in capital shares for each class were as follows:

	AB California Portfolio
	Shares		Amount
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016

Class A
Shares sold	3,387,891	7,137,450	$39,275,178	$81,462,951

Shares issued in reinvestment of dividends	343,940	632,378	3,954,643	7,209,619

Shares converted from Class B	912	10,111	10,574	114,952

Shares redeemed	(2,604,146)	(5,009,585)	(29,753,249)	(56,970,990)

Net increase	1,128,597	2,770,354	$13,487,146	$31,816,532

Class B
Shares sold	469	1,001	$5,400	$11,400

Shares issued in reinvestment of dividends	84	290	978	3,293

Shares converted to Class A	(912)	(10,111)	(10,574)	(114,952)

Shares redeemed	(1)	(7)	(18)	(81)

Net decrease	(360)	(8,827)	$(4,214)	$(100,340)

Class C
Shares sold	928,928	1,030,759	$10,726,845	$11,755,871

Shares issued in reinvestment of dividends	54,174	107,351	622,624	1,223,170

Shares redeemed	(529,466)	(799,576)	(6,061,706)	(9,118,461)

Net increase	453,636	338,534	$5,287,763	$3,860,580

Advisor Class
Shares sold	3,313,681	5,799,592	$38,145,647	$66,331,436

Shares issued in reinvestment of dividends	103,831	169,961	1,193,170	1,938,263

Shares redeemed	(1,579,707)	(2,191,155)	(18,072,316)	(25,053,338)

Net increase	1,837,805	3,778,398	$21,266,501	$43,216,361

146	• AB MUNICIPAL INCOME FUND

Notes to Financial Statements

	AB High Income Municipal Portfolio
	Shares		Amount
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016

Class A
Shares sold	13,443,364	25,707,312	$158,077,360	$292,227,919

Shares issued in reinvestment of dividends	702,527	1,404,268	8,178,857	15,918,785

Shares redeemed	(12,472,192)	(15,252,127)	(144,647,882)	(172,254,522)

Net increase	1,673,699	11,859,453	$21,608,335	$135,892,182

Class C
Shares sold	2,939,478	7,555,320	$34,572,559	$85,634,766

Shares issued in reinvestment of dividends	283,713	595,844	3,299,304	6,751,245

Shares redeemed	(2,717,984)	(4,048,414)	(31,567,749)	(45,770,047)

Net increase	505,207	4,102,750	$6,304,114	$46,615,964

Advisor Class
Shares sold	32,234,054	48,121,497	$378,485,500	$547,460,337

Shares issued in reinvestment of dividends	1,645,998	2,815,906	19,152,026	31,913,754

Shares redeemed	(26,011,531)	(33,480,708)	(301,137,928)	(378,677,679)

Net increase	7,868,521	17,456,695	$96,499,598	$200,696,412

	AB National Portfolio
	Shares		Amount
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016

Class A
Shares sold	7,088,427	11,555,492	$74,615,171	$119,395,295

Shares issued in reinvestment of dividends	504,527	1,055,506	5,289,233	10,889,946

Shares converted from Class B	11,199	28,232	117,742	288,565

Shares redeemed	(7,552,782)	(10,110,024)	(79,125,366)	(103,939,164)

Net increase	51,371	2,529,206	$896,780	$26,634,642

AB MUNICIPAL INCOME FUND •	147

Notes to Financial Statements

	AB National Portfolio
	Shares		Amount
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016

Class B
Shares sold	8,089	3,622	$84,415	$37,084

Shares issued in reinvestment of dividends	231	1,126	2,429	11,588

Shares converted to Class A	(11,217)	(28,263)	(117,742)	(288,565)

Shares redeemed	(2,595)	(14,204)	(27,028)	(149,586)

Net decrease	(5,492)	(37,719)	$(57,926)	$(389,479)

Class C
Shares sold	1,881,256	2,404,811	$19,836,441	$24,838,151

Shares issued in reinvestment of dividends	97,532	210,846	1,021,173	2,172,921

Shares redeemed	(1,133,545)	(1,833,531)	(11,871,069)	(18,882,271)

Net increase	845,243	782,126	$8,986,545	$8,128,801

Advisor Class
Shares sold	11,031,267	20,332,751	$116,339,660	$210,422,196

Shares issued in reinvestment of dividends	510,904	888,569	5,353,329	9,177,466

Shares redeemed	(6,056,526)	(9,027,592)	(63,060,476)	(93,250,613)

Net increase	5,485,645	12,193,728	$58,632,513	$126,349,049

	AB New York Portfolio
	Shares		Amount
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016

Class A
Shares sold	4,936,669	8,454,250	$50,419,962	$84,959,231

Shares issued in reinvestment of dividends	344,603	705,859	3,501,046	7,075,995

Shares converted from Class B	13,763	43,510	140,872	433,278

Shares redeemed	(3,094,025)	(7,515,092)	(31,273,286)	(75,208,461)

Net increase	2,201,010	1,688,527	$22,788,594	$17,260,043

148	• AB MUNICIPAL INCOME FUND

Notes to Financial Statements

	AB New York Portfolio
	Shares		Amount
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016

Class B
Shares sold	781	1,257	$8,000	$12,523

Shares issued in reinvestment of dividends	611	1,852	6,209	18,531

Shares converted to Class A	(13,778)	(43,578)	(140,872)	(433,278)

Shares redeemed	(4,725)	(13,115)	(48,248)	(131,735)

Net decrease	(17,111)	(53,584)	$(174,911)	$(533,959)

Class C
Shares sold	997,696	1,863,631	$10,209,234	$18,741,425

Shares issued in reinvestment of dividends	59,778	115,200	606,790	1,154,627

Shares redeemed	(546,360)	(1,094,819)	(5,550,108)	(10,934,847)

Net increase	511,114	884,012	$5,265,916	$8,961,205

Advisor Class
Shares sold	2,088,517	3,246,352	$21,215,626	$32,661,314

Shares issued in reinvestment of dividends	51,432	71,381	522,021	716,843

Shares redeemed	(568,057)	(858,572)	(5,734,901)	(8,596,954)

Net increase	1,571,892	2,459,161	$16,002,746	$24,781,203

NOTE F

Risks Involved in Investing in the Portfolios

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

AB MUNICIPAL INCOME FUND •	149

Notes to Financial Statements

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The AB New York and AB California Portfolios of the AB Municipal Income Fund are State Portfolios that may invest a large portion of their assets in a particular state’s municipal securities and their various political subdivisions. To the extent that these Portfolios invest more of their assets in a particular state’s municipal securities, these Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. These Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

The Portfolios may invest in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico experienced a significant downturn during the recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. Municipal securities issued by Puerto Rico issuers have extremely low ratings by the credit rating organizations. More recently Puerto Rico has defaulted on its debt payments, and if the general economic situation in Puerto Rico persists, the volatility and credit quality of Puerto Rican municipal securities will continue to be adversely affected, and the market for such securities may experience continued volatility. In addition, Puerto Rico’s difficulties have resulted in increased volatility in portions of the broader municipal securities market from time to time, and this may recur in the future.

Tax Risk—There is no guarantee that all of a Portfolios’ income will remain exempt from federal or state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the net income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ NAV could also decline as yields on municipal bonds, which are typically lower than those on taxable

150	• AB MUNICIPAL INCOME FUND

Notes to Financial Statements

bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolios shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Portfolio may be subject to a heightened risk of rising interest rates due to the current period of historically low rates and the effect of government fiscal policy initiatives, including Federal Reserve actions, and market reaction to these initiatives. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Financing and Related Transactions; Leverage and Other Risks—The Portfolios may utilize financial leverage, including tender option bond transactions, to seek to enhance the yield and net asset value. These objectives may not be achieved in all interest rate environments. Leverage creates certain risks for shareholders, including the likelihood of greater volatility of the net asset value. If income from the securities purchased from the funds made available by leverage is not sufficient to cover the cost of leverage, the Portfolios’ return will be less than if leverage had not been used. As a result, the amounts available for distribution as dividends and other distributions will be reduced. During periods of rising short-term interest rates, the interest paid on the floaters in tender option bond transactions would increase, which may adversely affect the Portfolios’

AB MUNICIPAL INCOME FUND •	151

Notes to Financial Statements

income and distribution to shareholders. A decline in distributions would adversely affect the Portfolios’ yield. If rising short-term rates coincide with a period of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the net asset value.

In a tender option bond transaction, the Portfolios may transfer a highly rated fixed-rate municipal security to a broker, which, in turn, deposits the bond into a special purpose vehicle (typically, a trust) usually sponsored by the broker. The Portfolios receive cash and a residual interest security (sometimes referred to as an “inverse floater”) issued by the trust in return. The trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term seven-day demand notes. These securities, sometimes referred to as “floaters”, are bought by third parties, including tax-exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The Portfolios continue to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the trust, which include payments to the trustee and the liquidity provider and organizational costs. The Portfolios also use the cash received from the transaction for investment purposes or to retire other forms of leverage. Under certain circumstances, the trust may be terminated and collapsed, either by the Portfolios or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying bond, or in the event holders of the floaters tender their securities to the liquidity provider. See Note I to the Financial Statements “Floating Rate Notes in Connection with Securities Held” for more information about tender option bond transactions.

The Portfolio may also purchase inverse floaters from a tender option bond trust in a secondary market transaction without first owning the underlying bond. The income received from an inverse floater varies inversely with the short-term interest rate paid on the floaters issued by the trust. The prices of inverse floaters are subject to greater volatility than the prices of fixed-income securities that are not inverse floaters. Investments in inverse floaters may amplify the risks of leverage. If short-term interest rates rise, the interest payable on the floaters would increase and income from the inverse floaters decrease.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Over recent years liquidity risk has also increased because the

152	• AB MUNICIPAL INCOME FUND

Notes to Financial Statements

capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more liquidity risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2016.

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Notes to Financial Statements

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal year ended May 31, 2016 and period ended May 31, 2015 were as follows:

AB California Portfolio	2016	2015
Distributions paid from:
Ordinary income	$382,639	$207,341

Total taxable distributions	382,639	207,341
Tax exempt distributions	19,954,817	10,975,592

Total distributions paid	$20,337,456	$11,182,933

AB High Income Municipal Portfolio	2016	2015
Distributions paid from:
Ordinary income	$6,464,290	$2,657,048

Total taxable distributions	6,464,290	2,657,048
Tax exempt distributions	88,595,357	50,492,035

Total distributions paid	$95,059,647	$53,149,083

AB National Portfolio	2016	2015
Distributions paid from:
Ordinary income	$397,862	$184,929

Total taxable distributions	397,862	184,929
Tax exempt distributions	36,088,019	19,929,492

Total distributions paid	$36,485,881	$20,114,421

AB New York Portfolio	2016	2015
Distributions paid from:
Ordinary income	$137,879	$66,957

Total taxable distributions	137,879	66,957
Tax exempt distributions	16,004,792	9,573,096

Total distributions paid	$16,142,671	$9,640,053

154	• AB MUNICIPAL INCOME FUND

Notes to Financial Statements

As of May 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Tax-Exempt Income	Accumulated Capital and Other Losses(a)	Unrealized Appreciation/ (Depreciation)(b)	Total Accumulated Earnings/ (Deficit)(c)
AB California	$10,944	$(5,386,113)	$67,080,182	$61,705,013
AB High Income Municipal	6,690,130	(33,311,874)	182,291,275	155,669,531
AB National	412,011	(25,212,632)	80,149,343	55,348,722
AB New York	51,570	(16,788,853)	43,018,488	26,281,205

(a)

At May 31, 2016, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had capital loss carryforwards for federal income tax purposes. During the fiscal period, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio utilized capital loss carryforwards of $8,915,923, $154,275, and $978,504, respectively, to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax treatment of swaps and tender option bonds.

(c)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of defaulted securities, and dividends payable to shareholders.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

As of May 31, 2016, certain Portfolios had net capital loss carryforwards which will expire as follows:

Portfolio	Short-Term Amount	Long-Term Amount	Expiration
AB California	$2,457,993	$2,928,120	N/A
AB High Income Municipal	4,182,905	N/A	2019
AB High Income Municipal	27,232,780	1,896,189	N/A
AB National	13,695,389	11,517,243	N/A
AB New York	7,799,000	8,989,853	N/A

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

Each Portfolio may engage in tender option bond transactions in which the Portfolio may transfer a fixed rate bond (“Fixed Rate Bond”) to a broker for cash. The broker deposits the Fixed Rate Bond into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust),

AB MUNICIPAL INCOME FUND •	155

Notes to Financial Statements

organized by the broker. The Portfolio buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Portfolio, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Portfolios’ liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Portfolios’ expense ratio. At November 30, 2016, the amount of Floating Rate Notes outstanding was $4,445,000, $136,730,000, $5,100,000 and $0 and the related interest rate was 0.00%, 0.00% and 0.00% for AB California, AB High Income Municipal and AB National Portfolios, respectively. At November 30, 2016, AB New York Portfolio did not have any Floating Rate Notes outstanding. For the November 30, 2016, the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were as follows:

Portfolio	Average Amount Outstanding	Weighted Average Interest Rate
AB California	$4,445,000	1.27%
AB High income Municipal	145,716,339	2.33%
AB National	5,100,000	1.26%

Each Portfolio may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Portfolios’ financial statements as a secured borrowing. For the six months ended November 30, 2016, the Portfolios did not engage in such transactions.

NOTE J

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”)

156	• AB MUNICIPAL INCOME FUND

Notes to Financial Statements

intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

AB MUNICIPAL INCOME FUND •	157

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB California Portfolio
Class A
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	November 1, 2014 to May 31, 2015(a)	Year Ended October 31,
2014	2013	2012	2011

Net asset value, beginning of period	$ 11.54	$ 11.27	$ 11.44	$ 10.83	$ 11.51	$ 10.84	$ 10.94

Income From Investment Operations
Net investment income(b)(c)	.19	.39	.23	.41	.41	.44	.46
Net realized and unrealized gain (loss) on investment transactions	(.58)	.26	(.18)	.59	(.67)	.65	(.10)

Net increase (decrease) in net asset value from operations	(.39)	.65	.05	1.00	(.26)	1.09	.36

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.38)	(.22)	(.39)	(.39)	(.42)	(.45)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.03)	– 0	–	(.01)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–

Total dividends and distributions	(.18)	(.38)	(.22)	(.39)	(.42)	(.42)	(.46)

Net asset value, end of period	$ 10.97	$ 11.54	$ 11.27	$ 11.44	$ 10.83	$ 11.51	$ 10.84

Total Return
Total investment return based on net asset value(e)	(3.41)%	5.88%	.46%	9.42%	(2.31)%	10.19%	3.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$471,258	$482,744	$440,324	$442,905	$462,298	$533,057	$511,656
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.76	%^	.76%	.78	%^	.81%	.80%	.76%	.76%
Expenses, before waivers/reimbursements(f)(g)	.79	%^	.80%	.83	%^	.86%	.85%	.85%	.86%
Net investment income(c)	3.22	%^	3.46%	3.52	%^	3.72%	3.68%	3.89%	4.39%
Portfolio turnover rate	5%	13%	12%	14%	22%	23%	12%

See footnote summary on pages 173-175.

158	• AB MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB California Portfolio
Class B
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	November 1, 2014 to May 31, 2015(a)	Year Ended October 31,
2014	2013	2012	2011

Net asset value, beginning of period	$ 11.54	$ 11.28	$ 11.44	$ 10.83	$ 11.50	$ 10.84	$ 10.94

Income From Investment Operations
Net investment income(b)(c)	.14	.31	.19	.34	.33	.36	.39
Net realized and unrealized gain (loss) on investment transactions	(.57)	.25	(.17)	.58	(.66)	.64	(.11)

Net increase (decrease) in net asset value from operations	(.43)	.56	.02	.92	(.33)	1.00	.28

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.30)	(.18)	(.31)	(.31)	(.34)	(.37)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.03)	– 0	–	(.01)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–

Total dividends and distributions	(.14)	(.30)	(.18)	(.31)	(.34)	(.34)	(.38)

Net asset value, end of period	$ 10.97	$ 11.54	$ 11.28	$ 11.44	$ 10.83	$ 11.50	$ 10.84

Total Return
Total investment return based on net asset value(e)	(3.77)%	5.00%	.13%	8.66%	(2.90)%	9.34%	2.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$82	$91	$188	$405	$1,017	$1,804	$2,872
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.51	%^	1.51%	1.51	%^	1.51%	1.50%	1.46%	1.46%
Expenses, before waivers/reimbursements(f)(g)	1.58	%^	1.56%	1.57	%^	1.56%	1.56%	1.58%	1.58%
Net investment income(c)	2.47	%^	2.73%	2.80	%^	3.05%	2.97%	3.21%	3.70%
Portfolio turnover rate	5%	13%	12%	14%	22%	23%	12%

See footnote summary on pages 173-175.

AB MUNICIPAL INCOME FUND •	159

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB California Portfolio
Class C
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	November 1, 2014 to May 31, 2015(a)	Year Ended October 31,
2014	2013	2012	2011

Net asset value, beginning of period	$ 11.54	$ 11.27	$ 11.43	$ 10.83	$ 11.50	$ 10.83	$ 10.93

Income From Investment Operations
Net investment income(b)(c)	.14	.31	.19	.33	.34	.36	.39
Net realized and unrealized gain (loss) on investment transactions	(.57)	.26	(.17)	.58	(.67)	.65	(.11)

Net increase (decrease) in net asset value from operations	(.43)	.57	.02	.91	(.33)	1.01	.28

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.30)	(.18)	(.31)	(.31)	(.34)	(.37)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.03)	– 0	–	(.01)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–

Total dividends and distributions	(.14)	(.30)	(.18)	(.31)	(.34)	(.34)	(.38)

Net asset value, end of period	$ 10.97	$ 11.54	$ 11.27	$ 11.43	$ 10.83	$ 11.50	$ 10.83

Total Return
Total investment return based on net asset value(e)	(3.77)%	5.09%	.13%	8.57%	(2.90)%	9.44%	2.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$90,115	$89,568	$83,677	$83,761	$87,172	$107,831	$106,547
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.51	%^	1.51%	1.51	%^	1.51%	1.50%	1.46%	1.46%
Expenses, before waivers/reimbursements(f)(g)	1.55	%^	1.56%	1.55	%^	1.56%	1.55%	1.55%	1.56%
Net investment income(c)	2.47	%^	2.71%	2.79	%^	3.02%	2.98%	3.19%	3.69%
Portfolio turnover rate	5%	13%	12%	14%	22%	23%	12%

See footnote summary on pages 173-175.

160	• AB MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB California Portfolio
Advisor Class
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	November 1, 2014 to May 31, 2015(a)	Year Ended October 31,
2014	2013	2012	2011

Net asset value, beginning of period	$ 11.54	$ 11.27	$ 11.44	$ 10.83	$ 11.51	$ 10.84	$ 10.94

Income From Investment Operations
Net investment income(b)(c)	.20	.42	.25	.44	.45	.47	.49
Net realized and unrealized gain (loss) on investment transactions	(.57)	.26	(.18)	.59	(.68)	.65	(.10)

Net increase (decrease) in net asset value from operations	(.37)	.68	.07	1.03	(.23)	1.12	.39

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.41)	(.24)	(.42)	(.42)	(.45)	(.48)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.03)	– 0	–	(.01)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–

Total dividends and distributions	(.20)	(.41)	(.24)	(.42)	(.45)	(.45)	(.49)

Net asset value, end of period	$ 10.97	$ 11.54	$ 11.27	$ 11.44	$ 10.83	$ 11.51	$ 10.84

Total Return
Total investment return based on net asset value(e)	(3.29)%	6.14%	.62%	9.75%	(2.02)%	10.53%	3.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$126,713	$112,091	$66,892	$48,251	$36,856	$37,507	$23,338
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.51	%^	.51%	.51	%^	.51%	.50%	.46%	.46%
Expenses, before waivers/reimbursements(f)(g)	.54	%^	.55%	.55	%^	.56%	.55%	.55%	.55%
Net investment income(c)	3.47	%^	3.69%	3.78	%^	3.99%	3.97%	4.16%	4.65%
Portfolio turnover rate	5%	13%	12%	14%	22%	23%	12%

See footnote summary on pages 173-175.

AB MUNICIPAL INCOME FUND •	161

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class A
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	November 1, 2014 to May 31, 2015(a)	Year Ended October 31,
2014	2013	2012	2011

Net asset value, beginning of period	$ 11.67	$ 11.20	$ 11.22	$ 10.29	$ 11.48	$ 10.22	$ 10.69

Income From Investment Operations
Net investment income(b)(c)	.22	.48	.28	.54	.53	.53	.54
Net realized and unrealized gain (loss) on investment transactions	(.78)	.48	(.01)	.93	(1.18)	1.28	(.42)
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.56)	.96	.27	1.47	(.65)	1.81	.12

Less: Dividends and Distributions
Dividends from net investment income	(.22)	(.49)	(.29)	(.54)	(.54)	(.55)	(.56)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)

Total dividends and distributions	(.22)	(.49)	(.29)	(.54)	(.54)	(.55)	(.59)

Net asset value, end of period	$ 10.89	$ 11.67	$ 11.20	$ 11.22	$ 10.29	$ 11.48	$ 10.22

Total Return
Total investment return based on net asset value(e)	(4.89)%	8.82%	2.45%	14.62%	(5.88)%	18.08%	1.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$821,653	$860,490	$693,523	$627,941	$593,742	$613,787	$279,661
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.92	%^	.86%	.86	%^	.89%	.89%	.91%	.92%
Expenses, before waivers/reimbursements(f)(g)	.93	%^	.88%	.89	%^	.96%	.98%	1.00%	1.06%
Net investment income(b)	3.75	%^	4.23%	4.33	%^	4.99%	4.78%	4.81%	5.51%
Portfolio turnover rate	13%	14%	9%	17%	41%	14%	43%

See footnote summary on pages 173-175.

162	• AB MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class C
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	November 1, 2014 to May 31, 2015(a)	Year Ended October 31,
2014	2013	2012	2011

Net asset value, beginning of period	$ 11.66	$ 11.20	$ 11.22	$ 10.29	$ 11.48	$ 10.22	$ 10.69

Income From Investment Operations
Net investment income(b)(c)	.18	.39	.24	.46	.46	.45	.47
Net realized and unrealized gain (loss) on investment transactions	(.77)	.48	(.01)	.93	(1.19)	1.28	(.42)
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.59)	.87	.23	1.39	(.73)	1.73	.05

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.41)	(.25)	(.46)	(.46)	(.47)	(.49)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)

Total dividends and distributions	(.18)	(.41)	(.25)	(.46)	(.46)	(.47)	(.52)

Net asset value, end of period	$ 10.89	$ 11.66	$ 11.20	$ 11.22	$ 10.29	$ 11.48	$ 10.22

Total Return
Total investment return based on net asset value(e)	(5.17)%	7.92%	2.02%	13.83%	(6.53)%	17.27%	.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$326,511	$343,821	$284,261	$256,667	$209,480	$212,480	$87,012
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.67	%^	1.61%	1.59	%^	1.59%	1.59%	1.61%	1.62%
Expenses, before waivers/reimbursements(f)(g)	1.68	%^	1.63%	1.62	%^	1.66%	1.68%	1.71%	1.76%
Net investment income(b)	3.00	%^	3.49%	3.61	%^	4.28%	4.09%	4.10%	4.81%
Portfolio turnover rate	13%	14%	9%	17%	41%	14%	43%

See footnote summary on pages 173-175.

AB MUNICIPAL INCOME FUND •	163

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Advisor Class
Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	November 1, 2014 to May 31, 2015(a)	Year Ended October 31,
2014	2013	2012	2011

Net asset value, beginning of period	$ 11.66	$ 11.20	$ 11.22	$ 10.29	$ 11.48	$ 10.22	$ 10.69

Income From Investment Operations
Net investment income(b)(c)	.23	.51	.30	.56	.57	.56	.57
Net realized and unrealized gain (loss) on investment transactions	(.76)	.47	(.01)	.94	(1.19)	1.28	(.42)
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.53)	.98	29.00	1.50	(.62)	1.84	.15

Less: Dividends and Distributions
Dividends from net investment income	(.24)	(.52)	(.31)	(.57)	(.57)	(.58)	(.59)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)

Total dividends and distributions	(.24)	(.52)	(.31)	(.57)	(.57)	(.58)	(.62)

Net asset value, end of period	$ 10.89	$ 11.66	$ 11.20	$ 11.22	$ 10.29	$ 11.48	$ 10.22

Total Return
Total investment return based on net asset value(e)	(4.69)%	9.00%	2.61%	14.97%	(5.60)%	18.44%	1.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,330,111	$1,332,857	$1,084,612	$964,020	$418,473	$435,548	$188,932
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.67	%^	.61%	.59	%^	.59%	.59%	.61%	.62%
Expenses, before waivers/reimbursements(f)(g)	.68	%^	.63%	.62	%^	.66%	.68%	.71%	.76%
Net investment income(b)	3.99	%^	4.48%	4.60	%^	5.20%	5.08%	5.13%	5.81%
Portfolio turnover rate	13%	14%	9%	17%	41%	14%	43%

See footnote summary on pages 173-175.

164	• AB MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Class A
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	November 1, 2014 to May 31, 2015(a)	Year Ended October 31,
				2014	2013	2012	2011

Net asset value, beginning of period	$ 10.51	$ 10.20	$ 10.34	$ 9.91	$ 10.61	$ 9.97	$ 10.04

Income From Investment Operations
Net investment income(b)(c)	.15	.33	.20	.37	.36	.39	.43
Net realized and unrealized gain (loss) on investment transactions	(.51)	.32	(.13)	.43	(.70)	.65	(.07)

Net increase (decrease) in net asset value from operations	(.36)	.65	.07	.80	(.34)	1.04	.36

Less: Dividends
Dividends from net investment income	(.15)	(.34)	(.21)	(.37)	(.36)	(.40)	(.43)

Net asset value, end of period	$ 10.00	$ 10.51	$ 10.20	$ 10.34	$ 9.91	$ 10.61	$ 9.97

Total Return
Total investment return based on net asset value(e)	(3.47)%	6.44%	.62%	8.23%	(3.27)%	10.57%	3.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$625,912	$657,481	$612,321	$581,215	$649,618	$754,297	$641,972
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.75%^	.75%	.78%^	.81%	.80%	.76%	.76%
Expenses, before waivers/reimbursements(f)(g)	.79%^	.80%	.82%^	.86%	.86%	.86%	.88%
Net investment income(b)	2.86%^	3.23%	3.39%^	3.65%	3.45%	3.81%	4.42%
Portfolio turnover rate	10%	13%	6%	19%	26%	11%	8%

See footnote summary on pages 173-175.

AB MUNICIPAL INCOME FUND •	165

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Class B
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	November 1, 2014 to May 31, 2015(a)	Year Ended October 31,
				2014	2013	2012	2011

Net asset value, beginning of period	$ 10.50	$ 10.19	$ 10.32	$ 9.90	$ 10.60	$ 9.96	$ 10.02

Income From Investment Operations
Net investment income(b)(c)	.11	.26	.16	.30	.28	.33	.36
Net realized and unrealized gain (loss) on investment transactions	(.52)	.32	(.13)	.42	(.69)	.64	(.06)

Net increase (decrease) in net asset value from operations	(.41)	.58	.03	.72	(.41)	.97	.30

Less: Dividends
Dividends from net investment income	(.10)	(.27)	(.16)	(.30)	(.29)	(.33)	(.36)

Net asset value, end of period	$ 9.99	$ 10.50	$ 10.19	$ 10.32	$ 9.90	$ 10.60	$ 9.96

Total Return
Total investment return based on net asset value(e)	(3.97)%	5.77%	.30%	7.39%	(3.95)%	9.83%	3.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$470	$552	$920	$1,451	$3,126	$5,368	$7,334
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.50%^	1.50%	1.51%^	1.51%	1.49%	1.46%	1.46%
Expenses, before waivers/reimbursements(f)(g)	1.54%^	1.58%	1.57%^	1.57%	1.57%	1.58%	1.60%
Net investment income(b)	2.12%^	2.50%	2.69%^	2.98%	2.75%	3.16%	3.74%
Portfolio turnover rate	10%	13%	6%	19%	26%	11%	8%

See footnote summary on pages 173-175.

166	• AB MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Class C
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	November 1, 2014 to May 31, 2015(a)	Year Ended October 31,
				2014	2013	2012	2011

Net asset value, beginning of period	$ 10.50	$ 10.19	$ 10.33	$ 9.90	$ 10.60	$ 9.96	$ 10.03

Income From Investment Operations
Net investment income(b)(c)	.11	.26	.16	.30	.29	.32	.36
Net realized and unrealized gain (loss) on investment transactions	(.51)	.31	(.14)	.43	(.70)	.64	(.07)

Net increase (decrease) in net asset value from operations	(.40)	.57	.02	.73	(.41)	.96	.29

Less: Dividends
Dividends from net investment income	(.11)	(.26)	(.16)	(.30)	(.29)	(.32)	(.36)

Net asset value, end of period	$ 9.99	$ 10.50	$ 10.19	$ 10.33	$ 9.90	$ 10.60	$ 9.96

Total Return
Total investment return based on net asset value(e)	(3.83)%	5.66%	.20%	7.49%	(3.95)%	9.81%	3.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$145,562	$144,152	$131,936	$130,601	$144,358	$172,228	$140,265
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.50%^	1.50%	1.51%^	1.51%	1.50%	1.46%	1.46%
Expenses, before waivers/reimbursements(f)	1.54%^	1.56%	1.56%^	1.56%	1.56%	1.57%	1.58%
Net investment income(b)	2.11%^	2.49%	2.67%^	2.96%	2.76%	3.11%	3.72%
Portfolio turnover rate	10%	13%	6%	19%	26%	11%	8%

See footnote summary on pages 173-175.

AB MUNICIPAL INCOME FUND •	167

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Advisor Class
	Six Months Ended November 30, 2016 (unaudited)	Year Ended May 31, 2016	November 1, 2014 to May 31, 2015(a)	Year Ended October 31,
				2014	2013	2012	2011

Net asset value, beginning of period	$ 10.51	$ 10.21	$ 10.34	$ 9.91	$ 10.61	$ 9.97	$ 10.04

Income From Investment Operations
Net investment income(b)(c)	.16	.36	.22	.40	.39	.42	.46
Net realized and unrealized gain (loss) on investment transactions	(.51)	.30	(.13)	.43	(.70)	.65	(.07)

Net increase (decrease) in net asset value from operations	(.35)	.66	.09	.83	(.31)	1.07	.39

Less: Dividends
Dividends from net investment income	(.16)	(.36)	(.22)	(.40)	(.39)	(.43)	(.46)

Net asset value, end of period	$ 10.00	$ 10.51	$ 10.21	$ 10.34	$ 9.91	$ 10.61	$ 9.97

Total Return
Total investment return based on net asset value(e)	(3.35)%	6.60%	.88%	8.55%	(2.98)%	10.91%	4.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$486,328	$453,596	$315,809	$254,434	$165,782	$186,303	$94,240
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.50%^	.50%	.51%^	.51%	.50%	.46%	.46%
Expenses, before waivers/reimbursements(f)(g)	.54%^	.55%	.55%^	.55%	.56%	.56%	.58%
Net investment income(b)	3.10%^	3.46%	3.66%^	3.92%	3.74%	4.08%	4.70%
Portfolio turnover rate	10%	13%	6%	19%	26%	11%	8%

See footnote summary on pages 173-175.

168	• AB MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Class A
	Six Months Ended November 30, 2016 (unaudited)		Year Ended May 31, 2016		November 1, 2014 to May 31, 2015(a)		Year Ended October 31,
							2014		2013	2012		2011

Net asset value, beginning of period	$ 10.20		$ 9.92		$ 10.01		$ 9.70		$ 10.47	$ 9.97		$ 10.01

Income From Investment Operations
Net investment income(b)(c)	.14		.30		.19		.34		.33	.36		.38
Net realized and unrealized gain (loss) on investment transactions	(.49)		.29		(.09)		.31		(.76)	.50		(.04)

Net increase (decrease) in net asset value from operations	(.35)		.59		.10		.65		(.43)	.86		.34

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.31)		(.19)		(.34)		(.32)	(.36)		(.38)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.02)	– 0	–	– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)	– 0	–	– 0	–

Total dividends and distributions	(.14)		(.31)		(.19)		(.34)		(.34)	(.36)		(.38)

Net asset value, end of period	$ 9.71		$ 10.20		$ 9.92		$ 10.01		$ 9.70	$ 10.47		$ 9.97

Total Return
Total investment return based on net asset value(e)	(3.48)%		6.00%		.97%		6.79%		(4.07)%	8.76%		3.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$456,657		$457,414		$428,145		$434,208		$464,134	$579,899		$493,133
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.75	%^	.77%		.78	%^	.81%		.79%	.75%		.75%
Expenses, before waivers/reimbursements(f)(g)	.80	%^	.83%		.85	%^	.87%		.85%	.85%		.87%
Net investment income(b)	2.75	%^	3.03%		3.21	%^	3.42%		3.28%	3.49%		3.90%
Portfolio turnover rate	9%		16%		12%		28%		19%	14%		7%

See footnote summary on pages 173-175.

AB MUNICIPAL INCOME FUND •	169

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Class B
	Six Months Ended November 30, 2016 (unaudited)		Year Ended May 31, 2016		November 1, 2014 to May 31, 2015(a)		Year Ended October 31,
							2014		2013	2012		2011

Net asset value, beginning of period	$ 10.19		$ 9.91		$ 10.00		$ 9.69		$ 10.45	$ 9.96		$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10		.23		.14		.27		.26	.29		.31
Net realized and unrealized gain (loss) on investment transactions	(.49)		.28		(.08)		.31		(.74)	.49		(.04)

Net increase (decrease) in net asset value from operations	(.39)		.51		.06		.58		(.48)	.78		.27

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.23)		(.15)		(.27)		(.26)	(.29)		(.31)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.02)	– 0	–	– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)	– 0	–	– 0	–

Total dividends and distributions	(.10)		(.23)		(.15)		(.27)		(.28)	(.29)		(.31)

Net asset value, end of period	$ 9.70		$ 10.19		$ 9.91		$ 10.00		$ 9.69	$ 10.45		$ 9.96

Total Return
Total investment return based on net asset value(e)	(3.84)%		5.22%		.55%		6.06%		(4.64)%	7.92%		2.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$925		$1,146		$1,646		$2,217		$5,510	$9,664		$14,134
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.50	%^	1.52%		1.51	%^	1.51%		1.49%	1.45%		1.45%
Expenses, before waivers/reimbursements(f)(g)	1.55	%^	1.61%		1.59	%^	1.58%		1.55%	1.57%		1.59%
Net investment income(b)	2.00	%^	2.30%		2.49	%^	2.77%		2.57%	2.82%		3.22%
Portfolio turnover rate	9%		16%		12%		28%		19%	14%		7%

See footnote summary on pages 173-175.

170	• AB MUNICIPAL INCOME FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Class C
	Six Months Ended November 30, 2016 (unaudited)		Year Ended May 31, 2016		November 1, 2014 to May 31, 2015(a)		Year Ended October 31,
							2014		2013	2012		2011

Net asset value, beginning of period	$ 10.20		$ 9.92		$ 10.00		$ 9.69		$ 10.46	$ 9.96		$ 10.01

Income From Investment Operations
Net investment income(b)(c)	.10		.23		.14		.27		.26	.29		.31
Net realized and unrealized gain (loss) on investment transactions	(.50)		.28		(.07)		.31		(.75)	.50		(.05)

Net increase (decrease) in net asset value from operations	(.40)		.51		.07		.58		(.49)	.79		.26

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.23)		(.15)		(.27)		(.26)	(.29)		(.31)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.02)	– 0	–	– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)	– 0	–	– 0	–

Total dividends and distributions	(.10)		(.23)		(.15)		(.27)		(.28)	(.29)		(.31)

Net asset value, end of period	$ 9.70		$ 10.20		$ 9.92		$ 10.00		$ 9.69	$ 10.46		$ 9.96

Total Return
Total investment return based on net asset value(e)	(3.94)%		5.21%		.65%		6.05%		(4.74)%	8.01%		2.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$84,303		$83,380		$72,332		$71,934		$80,507	$106,135		$79,223
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.50	%^	1.52%		1.51	%^	1.51%		1.49%	1.45%		1.45%
Expenses, before waivers/reimbursements(f)(g)	1.55	%^	1.58%		1.58	%^	1.57%		1.55%	1.55%		1.57%
Net investment income(b)	2.00	%^	2.28%		2.48	%^	2.72%		2.58%	2.79%		3.20%
Portfolio turnover rate	9%		16%		12%		28%		19%	14%		7%

See footnote summary on pages 173-175.

AB MUNICIPAL INCOME FUND •	171

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Advisor Class
	Six Months Ended November 30, 2016 (unaudited)		Year Ended May 31, 2016		November 1, 2014 to May 31, 2015(a)		Year Ended October 31,
							2014		2013	2012		2011

Net asset value, beginning of period	$ 10.20		$ 9.93		$ 10.01		$ 9.70		$ 10.47	$ 9.97		$ 10.01

Income From Investment Operations
Net investment income(b)(c)	.15		.33		.20		.36		.37	.39		.41
Net realized and unrealized gain (loss) on investment transactions	(.49)		.27		(.08)		.32		(.76)	.50		(.04)

Net increase (decrease) in net asset value from operations	(.34)		.60		.12		.68		(.39)	.89		.37

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.33)		(.20)		(.37)		(.36)	(.39)		(.41)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.02)	– 0	–	– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)	– 0	–	– 0	–

Total dividends and distributions	(.15)		(.33)		(.20)		(.37)		(.38)	(.39)		(.41)

Net asset value, end of period	$ 9.71		$ 10.20		$ 9.93		$ 10.01		$ 9.70	$ 10.47		$ 9.97

Total Return
Total investment return based on net asset value(e)	(3.36)%		6.15%		1.23%		7.11%		(3.78)%	9.09%		3.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$67,357		$54,742		$28,838		$20,755		$16,229	$23,882		$11,169
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.50	%^	.52%		.51	%^	.51%		.49%	.45%		.45%
Expenses, before waivers/reimbursements(f)(g)	.55	%^	.58%		.57	%^	.57%		.55%	.54%		.57%
Net investment income(b)	2.99	%^	3.25%		3.46	%^	3.69%		3.56%	3.77%		4.21%
Portfolio turnover rate	9%		16%		12%		28%		19%	14%		7%

See footnote summary on pages 173-175.

172	• AB MUNICIPAL INCOME FUND

Financial Highlights

(a)	The Portfolio changed its fiscal year end from October 31 to May 31.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Based on average shares outstanding.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense ratios presented below exclude interest expense:

	Six Months Ended November 30, 2016 (unaudited)		Year Ended May 31, 2016	November 1, 2014 to May 31, 2015(a)		Year Ended October 31,
						2014	2013	2012

AB California Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.77	%^	.80%	.79%	.75%
Before waivers/reimbursements	.79	%^	.80%	.82	%^	.85%	.84%	.84%
Class B
Net of waivers/reimbursements	1.50	%^	1.50%	1.50	%^	1.50%	1.48%	1.45%
Before waivers/reimbursements	1.57	%^	1.55%	1.57	%^	1.56%	1.54%	1.57%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50	%^	1.50%	1.49%	1.45%
Before waivers/reimbursements	1.54	%^	1.55%	1.55	%^	1.55%	1.54%	1.54%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50	%^	.50%	.49%	.45%
Before waivers/reimbursements	.54	%^	.55%	.54	%^	.55%	.54%	.53%

AB High Income Municipal Portfolio
Class A
Net of waivers/reimbursements	.79	%^	.80%	.80	%^	.80%	.80%	.80%
Before waivers/reimbursements	.80	%^	.82%	.83	%^	.88%	.89%	.89%
Class C
Net of waivers/reimbursements	1.54	%^	1.55%	1.53	%^	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.55	%^	1.57%	1.56	%^	1.58%	1.59%	1.59%

AB MUNICIPAL INCOME FUND •	173

Financial Highlights

	Six Months Ended November 30, 2016 (unaudited)		Year Ended May 31, 2016	November 1, 2014 to May 31, 2015(a)		Year Ended October 31,
						2014	2013	2012

Advisor Class
Net of waivers/reimbursements	.54	%^	.55%	.53	%^	.50%	.50%	.50%
Before waivers/reimbursements	.55	%^	.57%	.56	%^	.58%	.59%	.59%

AB National Portfolio
Class A
Net of waivers/reimbursements	.74	%^	.75%	.77	%^	.80%	.79%	.75%
Before waivers/reimbursements	.79	%^	.80%	.82	%^	.85%	.85%	.85%
Class B
Net of waivers/reimbursements	1.49	%^	1.50%	1.50	%^	1.50%	1.48%	1.45%
Before waivers/reimbursements	1.54	%^	1.58%	1.57%		1.56%	1.56%	1.58%
Class C
Net of waivers/reimbursements	1.49	%^	1.50%	1.50	%^	1.50%	1.49%	1.45%
Before waivers/reimbursements	1.54	%^	1.55%	1.55	%^	1.55%	1.55%	1.56%
Advisor Class
Net of waivers/reimbursements	.49	%^	.50%	.50	%^	.50%	.49%	.45%
Before waivers/reimbursements	.54	%^	.55%	.55	%^	.55%	.55%	.55%

AB New York Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.77	%^	.80%	.79%	.75%
Before waivers/reimbursements	.80	%^	.81%	.84	%^	.87%	.84%	.85%
Class B
Net of waivers/reimbursements	1.50%		1.50%	1.50	%^	1.50%	1.48%	1.45%
Before waivers/reimbursements	1.55	%^	1.59%	1.58	%^	1.57%	1.55%	1.57%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50	%^	1.50%	1.49%	1.45%
Before waivers/reimbursements	1.55	%^	1.57%	1.57	%^	1.57%	1.54%	1.55%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50	%^	.50%	.49%	.45%
Before waivers/reimbursements	.55	%^	.57%	.56	%^	.56%	.54%	.54%

174	• AB MUNICIPAL INCOME FUND

Financial Highlights

(g)	The Portfolios’ investments in affiliated underlying portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees (i.e., operating, administrative and investment advisory fee) of the affiliated underlying portfolios. For the periods shown below, the Adviser has voluntarily agreed to waive certain acquired fund fees as follows:

	Six Months Ended November 30, 2016
AB California Portfolio	.00	%^
AB High Income Portfolio	.01	%^
AB National Portfolio	.01	%^
AB New York Portfolio	.00	%^

^	Annualized.

See notes to financial statements.

AB MUNICIPAL INCOME FUND •	175

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Robert “Guy” B. Davidson III,(2) Senior Vice President Fred S. Cohen,(2) Vice President Terrance T. Hults,(2) Vice President	Matthew J. Norton,(2) Vice President Emilie D. Wrapp, Secretary Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Municipal Bond Investment Team. Messrs. Davidson, Hults and Norton are the investment professionals with the most significant responsibility for the day-to-day management of the High Income Municipal Portfolio. Messrs. Cohen, Davidson, Hults and Norton are the investment professionals with the most significant responsibility for the day-to-day management of the California, National and New York Portfolios.

176	• AB MUNICIPAL INCOME FUND

Board of Directors

Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Municipal Income Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held on November 1-3, 2016 (the “Meeting”):

•	AB California Portfolio

•	AB High Income Municipal Portfolio

•	AB National Portfolio

•	AB New York Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee in respect of each Fund, in which the Senior Officer concluded that the contractual fee for each Fund was reasonable. The directors also discussed the proposed continuances in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Funds and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important

AB MUNICIPAL INCOME FUND •	177

or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds,

178	• AB MUNICIPAL INCOME FUND

including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of each Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares of each Fund against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods, as applicable, ended July 31, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by each Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as such Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the

AB MUNICIPAL INCOME FUND •	179

services that are included in the fees paid by other funds. The directors considered each Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Adviser informed the directors that there were no institutional products managed by it that have a substantially similar investment style to any of the Funds.

The directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by Broadridge. The expense ratio of each Fund was based on the Fund’s latest fiscal year. The directors noted the effects of any fee waivers and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Funds contain breakpoints and that the net assets of AB High Income Municipal Portfolio were higher than the breakpoint levels. Accordingly, AB High Income Municipal Portfolio’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of such Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees

180	• AB MUNICIPAL INCOME FUND

and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that AB High Income Municipal Portfolio’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale. In the case of the other Funds the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

AB MUNICIPAL INCOME FUND •	181

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Relative Value Fund*

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to January 9, 2017, the Relative Value Fund was named Growth & Income Fund; prior to November 1, 2016, the Sustainable Global Thematic Fund was named Global Thematic Growth Fund.

182	• AB MUNICIPAL INCOME FUND

AB Family of Funds

NOTES

AB MUNICIPAL INCOME FUND •	183

NOTES

184	• AB MUNICIPAL INCOME FUND

AB MUNICIPAL INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MI-0152-1116

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 26, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 26, 2017